Vanguard® ESG International Stock ETF
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Australia (4.8%)
	Commonwealth Bank of Australia	277,959	19,202
	CSL Ltd.	79,456	13,786
	National Australia Bank Ltd.	518,371	9,709
	Westpac Banking Corp.	577,055	8,139
	ANZ Group Holdings Ltd.	497,329	8,000
	Macquarie Group Ltd.	59,518	6,630
	Wesfarmers Ltd.	185,667	6,459
	Goodman Group	306,714	4,608
	Woolworths Group Ltd.	196,362	4,526
	Fortescue Ltd.	263,502	4,327
	Transurban Group	505,352	4,318
	QBE Insurance Group Ltd.	250,908	2,553
*	James Hardie Industries plc	73,378	2,343
	Amcor plc	243,709	2,309
	Brambles Ltd.	236,048	2,080
	Suncorp Group Ltd.	216,594	2,000
	Cochlear Ltd.	10,856	1,958
	Telstra Group Ltd.	686,946	1,736
	Insurance Australia Group Ltd.	417,995	1,641
	Scentre Group	912,204	1,595
	Northern Star Resources Ltd.	189,240	1,581
	Computershare Ltd.	97,456	1,520
	Sonic Healthcare Ltd.	76,214	1,475
*	Xero Ltd.	21,256	1,449
	ASX Ltd.	33,373	1,280
	Stockland	436,870	1,191
	WiseTech Global Ltd.	26,332	1,160
	CAR Group Ltd.	62,087	1,141
[1]	Pilbara Minerals Ltd.	475,196	1,136
	Mineral Resources Ltd.	28,012	1,124
	BlueScope Steel Ltd.	80,220	1,100
	Medibank Pvt Ltd.	478,240	1,093
	Ramsay Health Care Ltd.	30,676	996
	GPT Group	364,177	990
	Mirvac Group	705,957	959
	SEEK Ltd.	60,828	959
	Atlas Arteria Ltd.	249,589	955
	Dexus	201,263	935
	Vicinity Ltd.	727,034	910
	Orica Ltd.	83,055	855
	REA Group Ltd.	8,101	831

		Shares	Market Value ($000)
*	NEXTDC Ltd.	91,042	782
	Evolution Mining Ltd.	289,746	779
	Steadfast Group Ltd.	204,338	760
*	Lynas Rare Earths Ltd.	159,451	694
	Incitec Pivot Ltd.	349,128	673
	JB Hi-Fi Ltd.	20,925	661
	IDP Education Ltd.	43,440	650
	Bendigo & Adelaide Bank Ltd.	108,952	641
	Aurizon Holdings Ltd.	267,360	624
	Altium Ltd.	20,387	605
	IGO Ltd.	106,043	597
	Charter Hall Group	87,009	597
	Cleanaway Waste Management Ltd.	363,724	591
*	Allkem Ltd.	95,223	540
	Lendlease Corp. Ltd.	123,179	538
	Technology One Ltd.	48,872	506
	Bank of Queensland Ltd.	133,279	484
	Qube Holdings Ltd.	243,187	468
*	Qantas Airways Ltd.	127,832	447
	Orora Ltd.	252,652	423
	nib holdings Ltd.	80,923	405
	Downer EDI Ltd.	134,099	375
	Reece Ltd.	29,269	373
	Domino's Pizza Enterprises Ltd.	10,312	366
	Champion Iron Ltd.	73,303	366
	Breville Group Ltd.	23,294	365
	Pro Medicus Ltd.	6,112	357
	Challenger Ltd.	89,965	352
	Super Retail Group Ltd.	37,299	342
	Iluka Resources Ltd.	74,990	341
*	Sandfire Resources Ltd.	82,303	332
	Nine Entertainment Co. Holdings Ltd.	257,801	329
	Flight Centre Travel Group Ltd.	26,599	322
	Perpetual Ltd.	20,323	302
	AMP Ltd.	486,748	300
*	Webjet Ltd.	68,597	297
	Reliance Worldwide Corp. Ltd.	108,864	277
	Eagers Automotive Ltd.	30,261	268
	Ansell Ltd.	16,968	266
	Perseus Mining Ltd.	209,738	266
	National Storage REIT	184,602	263
*,1	Liontown Resources Ltd.	288,146	261
	Deterra Royalties Ltd.	77,933	255
	ARB Corp. Ltd.	11,288	234
*	Alumina Ltd.	476,109	229
	AUB Group Ltd.	12,003	223
	CSR Ltd.	55,265	214
*	PEXA Group Ltd.	27,052	214
	Harvey Norman Holdings Ltd.	81,899	213
	Gold Road Resources Ltd.	166,751	213
	Sims Ltd.	22,596	199
	Ramelius Resources Ltd.	169,435	190
*	Neuren Pharmaceuticals Ltd.	18,249	187
	Charter Hall Long Wale REIT	84,150	186
*	Bellevue Gold Ltd.	164,541	185
	Corporate Travel Management Ltd.	15,477	184
	HUB24 Ltd.	8,289	184
*	De Grey Mining Ltd.	203,822	183

		Shares	Market Value ($000)
	Bapcor Ltd.	50,812	181
*	Boral Ltd.	54,758	179
	Data#3 Ltd.	33,870	175
	GrainCorp Ltd. Class A	34,469	174
*	Telix Pharmaceuticals Ltd.	26,210	174
*	Megaport Ltd.	26,459	170
	Insignia Financial Ltd.	120,581	168
	Region RE Ltd.	123,093	168
*	Capricorn Metals Ltd.	49,645	156
	EVT Ltd.	21,129	152
	Premier Investments Ltd.	9,311	150
	Brickworks Ltd.	9,006	149
	TPG Telecom Ltd.	47,465	148
	Nufarm Ltd.	46,719	146
	IRESS Ltd.	31,279	145
	GUD Holdings Ltd.	19,696	144
	GDI Property Group Partnership	366,675	141
*,2	Life360 Inc.	27,622	141
	Ingenia Communities Group	50,136	137
	Lifestyle Communities Ltd.	12,338	136
*	Regis Resources Ltd.	101,994	130
	Domain Holdings Australia Ltd.	56,151	127
*	Red 5 Ltd.	545,752	126
*	West African Resources Ltd.	201,913	124
	Helia Group Ltd.	44,810	122
	Costa Group Holdings Ltd.	58,502	120
	Nickel Industries Ltd.	254,342	120
	Credit Corp. Group Ltd.	12,951	110
	NRW Holdings Ltd.	58,013	107
	Centuria Capital Group	111,358	107
	Kelsian Group Ltd.	24,353	107
	Netwealth Group Ltd.	10,836	106
	HMC Capital Ltd.	33,403	106
*	Resolute Mining Ltd.	365,628	105
	Monadelphous Group Ltd.	11,148	104
*	SiteMinder Ltd.	32,433	104
*	Westgold Resources Ltd.	72,561	102
*	Silver Lake Resources Ltd.	137,522	99
	Waypoint REIT Ltd.	63,208	98
	Elders Ltd.	19,993	97
	Johns Lyng Group Ltd.	24,635	96
	Collins Foods Ltd.	12,729	95
	IPH Ltd.	20,867	94
	Lovisa Holdings Ltd.	7,385	94
	GQG Partners Inc.	94,038	94
*	Adbri Ltd.	68,572	93
	Magellan Financial Group Ltd.	19,021	93
*	Nanosonics Ltd.	32,627	93
*	Temple & Webster Group Ltd.	17,109	92
*	Audinate Group Ltd.	9,249	92
	McMillan Shakespeare Ltd.	7,700	91
*	PolyNovo Ltd.	93,871	85
	Imdex Ltd.	69,503	83
*	Perenti Ltd.	116,919	81
	Bega Cheese Ltd.	36,804	78
*	Healius Ltd. (XASX)	77,595	77
	Clinuvel Pharmaceuticals Ltd.	6,454	75
	Inghams Group Ltd.	29,955	75

		Shares	Market Value ($000)
	Arena REIT	32,118	71
	Estia Health Ltd.	35,029	71
*	Tietto Minerals Ltd.	164,874	67
*	Weebit Nano Ltd.	28,166	67
*,1	Imugene Ltd.	915,985	66
*	Calix Ltd.	27,741	66
*	Macquarie Technology Group Ltd.	1,451	66
*	Cettire Ltd.	32,422	66
*	Alpha HPA Ltd.	111,712	65
*	Chalice Mining Ltd.	62,487	62
	Vulcan Steel Ltd.	12,759	62
	Platinum Asset Management Ltd.	75,038	61
	oOh!media Ltd.	64,438	61
	Pinnacle Investment Management Group Ltd.	10,358	60
	Accent Group Ltd.	49,592	59
	Link Administration Holdings Ltd.	65,491	59
	Hansen Technologies Ltd.	16,814	59
	Sigma Healthcare Ltd.	125,266	58
*,1	Sayona Mining Ltd.	1,292,695	57
*	FleetPartners Group Ltd.	30,424	57
	SmartGroup Corp. Ltd.	9,823	56
*	Aussie Broadband Ltd.	22,150	56
	Charter Hall Retail REIT	26,043	55
	Service Stream Ltd.	91,961	55
	Infomedia Ltd.	52,246	52
	Nick Scali Ltd.	7,198	52
	Mayne Pharma Group Ltd.	14,939	51
*,1	Syrah Resources Ltd.	122,456	51
	Hotel Property Investments Ltd.	28,618	51
	PWR Holdings Ltd.	7,547	50
*,3	Leo Lithium Ltd.	145,596	49
	HealthCo REIT	56,483	49
*	Judo Capital Holdings Ltd.	79,207	47
	Oceania Healthcare Ltd.	101,609	46
*,3	AVZ Minerals Ltd.	358,175	46
*	Nuix Ltd.	37,602	45
	APM Human Services International Ltd.	45,498	45
*	Latin Resources Ltd.	366,933	45
	Myer Holdings Ltd.	126,690	43
*	Alkane Resources Ltd.	96,939	43
	Australian Ethical Investment Ltd.	13,322	43
*	Abacus Storage King	59,699	43
*	Omni Bridgeway Ltd.	41,479	42
	Regis Healthcare Ltd.	20,849	39
*	Opthea Ltd.	113,583	39
	Dicker Data Ltd.	5,029	39
	Baby Bunting Group Ltd.	34,679	38
	GWA Group Ltd.	28,131	37
	Abacus Group	51,290	37
*	Kogan.com Ltd.	10,546	36
*,1	ioneer Ltd.	350,440	36
*,1	Zip Co. Ltd.	133,731	36
*	Tyro Payments Ltd.	50,654	35
*,1	Mesoblast Ltd.	126,247	34
	Emeco Holdings Ltd.	81,576	33
*	Superloop Ltd.	75,487	33
*	OFX Group Ltd.	33,880	32
	Select Harvests Ltd.	13,463	30

		Shares	Market Value ($000)
*	Mount Gibson Iron Ltd.	86,412	30
	G8 Education Ltd.	46,012	29
	MyState Ltd.	13,978	28
	Cedar Woods Properties Ltd.	8,900	27
*	Seven West Media Ltd.	166,120	27
*	Bravura Solutions Ltd.	55,130	27
*,1	Vulcan Energy Resources Ltd.	16,396	27
*	EML Payments Ltd.	43,095	24
*	Australian Agricultural Co. Ltd.	26,373	23
*	St. Barbara Ltd.	148,272	21
*,1	Argosy Minerals Ltd.	181,256	21
*	Healius Ltd.	21,259	21
*	Aurelia Metals Ltd.	272,344	20
*,1	Lake Resources NL	230,973	20
	Solvar Ltd.	28,545	20
*	Ardent Leisure Group Ltd.	67,417	19
	Integral Diagnostics Ltd.	16,490	19
*,1	BrainChip Holdings Ltd.	130,435	19
	Cromwell Property Group	61,810	18
*	Fineos Corp. Ltd.	16,306	18
*	29Metals Ltd.	54,890	18
	Australian Clinical Labs Ltd.	10,261	18
*	Australian Strategic Materials Ltd.	18,773	17
*,1	Novonix Ltd.	36,080	16
*	Praemium Ltd.	55,192	15
	Australian Finance Group Ltd.	13,403	13
*	Pact Group Holdings Ltd.	24,510	11
*	Paradigm Biopharmaceuticals Ltd.	43,440	11
	SG Fleet Group Ltd.	6,490	10
*	Jervois Global Ltd.	380,965	10
*	Neometals Ltd.	75,493	10
	Southern Cross Media Group Ltd.	13,677	9
	Jupiter Mines Ltd.	74,019	9
	Growthpoint Properties Australia Ltd.	4,631	7
*	Appen Ltd. (XASX)	15,792	7
	Navigator Global Investments Ltd.	7,694	6
*	Bubs Australia Ltd.	75,873	6
	Humm Group Ltd.	21,792	6
*	Andromeda Metals Ltd.	324,268	5
*	Appen Ltd.	4,327	2
			164,546
Austria (0.2%)
	Erste Group Bank AG	52,421	2,120
[2]	BAWAG Group AG	14,874	776
	Wienerberger AG	20,343	580
	ANDRITZ AG	10,657	578
	Raiffeisen Bank International AG	23,677	395
	CA Immobilien Anlagen AG	5,872	192
	Oesterreichische Post AG	5,524	189
	UNIQA Insurance Group AG	16,104	133
	DO & CO AG	939	129
*	Lenzing AG	3,024	115
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,955	113
	AT&S Austria Technologie & Systemtechnik AG	4,104	110
	Telekom Austria AG Class A	12,522	99
*	IMMOFINANZ AG	4,805	99
	Strabag SE	1,095	45
	Palfinger AG	963	25

		Shares	Market Value ($000)
*	Eurotelesites AG	3,130	11
	Porr AG	657	9
	Agrana Beteiligungs AG	168	2
			5,720
Belgium (0.6%)
*	Argenx SE	9,593	4,279
	KBC Group NV	41,130	2,358
	UCB SA	20,587	1,523
	Solvay SA	12,206	1,414
	Ageas SA/NV	29,308	1,262
	Groupe Bruxelles Lambert NV	14,265	1,132
	Ackermans & van Haaren NV	4,750	785
	Warehouses De Pauw CVA	27,648	777
	Elia Group SA/NV	6,935	752
	Aedifica SA	9,528	597
	Sofina SA	2,576	574
	D'ieteren Group	3,331	569
	Lotus Bakeries NV	62	539
	Cofinimmo SA	6,111	429
	Euronav NV	19,336	346
	KBC Ancora	8,453	334
	Etablissements Franz Colruyt NV	7,595	328
	Melexis NV	2,735	252
	Proximus SADP	25,171	242
	Xior Student Housing NV	6,903	230
	Bekaert SA	4,808	223
	Barco NV	9,505	160
	Montea NV	1,805	156
	Shurgard Self Storage Ltd.	3,330	144
	VGP NV	1,391	143
	Fagron	7,403	140
	Gimv NV	2,791	133
	Retail Estates NV	1,277	86
	Deme Group NV	786	83
	Kinepolis Group NV	1,404	70
*	Ontex Group NV	8,272	63
	bpost SA	12,398	62
	Wereldhave Belgium Comm VA	768	40
*	AGFA-Gevaert NV	25,005	37
	Van de Velde NV	515	19
			20,281
Brazil (1.0%)
	B3 SA - Brasil Bolsa Balcao	955,130	2,581
	WEG SA	244,262	1,697
	Localiza Rent a Car SA	138,141	1,685
	Banco BTG Pactual SA	219,900	1,588
	Banco do Brasil SA	140,204	1,546
	Suzano SA	117,825	1,287
	Equatorial Energia SA	150,977	1,045
	Raia Drogasil SA	177,860	1,015
	Rumo SA	196,579	915
	Banco Bradesco SA	298,735	867
	Itau Unibanco Holding SA	148,500	807
	Telefonica Brasil SA	69,000	740
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	53,630	736
	BB Seguridade Participacoes SA	111,200	707
*,2	Hapvida Participacoes e Investimentos SA	777,874	691

		Shares	Market Value ($000)
[2]	Rede D'Or Sao Luiz SA	127,830	691
	Sendas Distribuidora SA	220,139	578
	Klabin SA	125,900	577
	CCR SA	192,758	530
*	Natura & Co. Holding SA	156,287	524
	Lojas Renner SA	152,542	507
*	BRF SA	161,863	482
	TOTVS SA	69,988	474
	Energisa SA	43,000	461
	Hypera SA	59,700	410
	TIM SA	115,300	404
	Allos SA	72,180	375
	Transmissora Alianca de Energia Eletrica SA	48,000	356
	Banco Santander Brasil SA	56,032	353
	Cia Siderurgica Nacional SA	96,334	321
	Cia Energetica de Minas Gerais	90,363	285
[2]	GPS Participacoes e Empreendimentos SA	77,500	281
	Cia De Sanena Do Parana	49,500	264
	Fleury SA	69,999	244
	Sao Martinho SA	31,500	212
	Santos Brasil Participacoes SA	123,581	211
	Alupar Investimento SA	35,376	207
*	Magazine Luiza SA	496,916	204
	YDUQS Participacoes SA	48,200	197
	Atacadao SA	84,300	194
*	Multiplan Empreendimentos Imobiliarios SA	34,700	192
	Tres Tentos Agroindustrial SA	83,800	192
*	Porto Seguro SA	32,200	183
*	Cogna Educacao SA	276,700	182
	M Dias Branco SA	25,000	179
	Auren Energia SA	58,032	173
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	38,100	169
	Engie Brasil Energia SA	18,400	163
	Marfrig Global Foods SA	78,441	155
	Cia de Saneamento de Minas Gerais Copasa MG	40,200	153
*	IRB-Brasil Resseguros SA	13,936	143
	Fras-Le SA	44,500	142
	Cielo SA	158,700	130
	SLC Agricola SA	16,610	127
*	Omega Energia SA	60,353	116
*	MRV Engenharia e Participacoes SA	58,600	115
	Arezzo Industria e Comercio SA	9,500	115
*	Grupo Mateus SA	85,700	111
	Caixa Seguridade Participacoes SA	46,400	108
*	AES Brasil Energia SA	48,377	107
	Vulcabras Azaleia SA	24,400	106
	Odontoprev SA	44,610	101
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	54,093	101
	SIMPAR SA	58,300	100
	Iguatemi SA	20,512	96
	EcoRodovias Infraestrutura e Logistica SA	54,000	95
	Direcional Engenharia SA	21,877	89
	Wilson Sons SA	28,300	89
[2]	Locaweb Servicos de Internet SA	69,900	86
	CSN Mineracao SA	57,900	84
	Mills Estruturas e Servicos de Engenharia SA	32,200	84
	Vivara Participacoes SA	13,800	83
	JHSF Participacoes SA	92,000	82

		Shares	Market Value ($000)
	Dexco SA	55,418	82
	Smartfit Escola de Ginastica e Danca SA	17,300	81
*	Log-in Logistica Intermodal SA	8,300	81
	Grupo De Moda Soma SA	65,888	80
*	Oncoclinicas do Brasil Servicos Medicos SA	36,400	80
	LOG Commercial Properties e Participacoes SA	15,667	73
	Grendene SA	53,800	72
*	Hidrovias do Brasil SA	96,900	72
	Movida Participacoes SA	30,400	69
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,600	69
	Mahle Metal Leve SA	10,300	66
	Camil Alimentos SA	43,400	66
	CM Hospitalar SA	23,000	65
	Minerva SA	39,707	59
*	Zamp SA	45,406	54
	Ez Tec Empreendimentos e Participacoes SA	14,200	53
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	10,900	53
	Pet Center Comercio e Participacoes SA	62,300	52
*	Anima Holding SA	62,413	50
	Usinas Siderurgicas de Minas Gerais SA Usiminas	30,700	49
	Grupo SBF SA	22,200	49
	Tupy SA	8,800	46
*	Lojas Quero-Quero SA	44,000	45
*	CVC Brasil Operadora e Agencia de Viagens SA	63,210	43
	Armac Locacao Logistica E Servicos SA	12,400	42
	Iochpe Maxion SA	16,900	41
	Hospital Mater Dei SA	21,700	34
	Empreendimentos Pague Menos SA	47,279	33
*	Guararapes Confeccoes SA	26,100	32
	Blau Farmaceutica SA	9,300	30
	Bradespar SA	6,300	28
*	Grupo Casas Bahia SA	236,200	26
	Ambipar Participacoes e Empreendimentos SA	7,800	24
	BRPR Corporate Offices Fundo de Investimento Imobiliario	1,637	21
*	Cia Brasileira de Distribuicao	22,800	16
	Cia Brasileira de Aluminio	19,100	16
	Qualicorp Consultoria e Corretora de Seguros SA	24,900	14
			33,266
Canada (6.3%)
	Royal Bank of Canada	228,028	20,606
	Toronto-Dominion Bank	299,368	18,254
*	Shopify Inc. Class A (XNYS)	182,447	13,291
	Canadian National Railway Co.	95,918	11,130
	Canadian Pacific Kansas City Ltd.	152,986	11,014
	Bank of Montreal	116,015	9,523
	Bank of Nova Scotia	196,788	8,803
	Manulife Financial Corp.	305,544	5,985
	Canadian Imperial Bank of Commerce	142,948	5,910
	Waste Connections Inc.	42,714	5,785
	Sun Life Financial Inc.	94,735	4,784
	Intact Financial Corp.	28,630	4,437
	Nutrien Ltd.	82,594	4,418
	Agnico Eagle Mines Ltd.	75,989	4,080
	Wheaton Precious Metals Corp.	75,331	3,683
	Thomson Reuters Corp.	26,129	3,650
	Restaurant Brands International Inc.	51,215	3,643
*	CGI Inc.	35,438	3,603
	National Bank of Canada	54,096	3,585

		Shares	Market Value ($000)
	Franco-Nevada Corp.	31,724	3,553
	Dollarama Inc.	45,683	3,318
	Fairfax Financial Holdings Ltd.	3,523	3,238
[1]	Magna International Inc.	44,534	2,401
	Loblaw Cos. Ltd.	25,899	2,233
	RB Global Inc.	30,116	1,914
	BCE Inc.	47,276	1,862
	Open Text Corp.	44,871	1,795
	Metro Inc. Class A	35,664	1,787
	TFI International Inc.	13,703	1,621
[2]	Hydro One Ltd.	52,362	1,456
	George Weston Ltd.	11,853	1,390
	TELUS Corp.	72,298	1,294
[1]	Great-West Lifeco Inc.	39,375	1,258
	Kinross Gold Corp.	206,664	1,218
*	Descartes Systems Group Inc.	14,526	1,180
	Toromont Industries Ltd.	14,491	1,169
	Gildan Activewear Inc.	30,560	1,106
	iA Financial Corp. Inc.	16,482	1,101
	Element Fleet Management Corp.	67,251	1,083
	Canadian Apartment Properties REIT	31,740	1,081
	FirstService Corp.	6,743	1,058
	Alamos Gold Inc. Class A	67,936	1,007
	West Fraser Timber Co. Ltd.	13,282	963
	TMX Group Ltd.	40,580	876
*	Ivanhoe Mines Ltd. Class A	96,305	859
	GFL Environmental Inc. (XTSE)	29,331	842
	Saputo Inc.	41,957	816
	Lundin Mining Corp.	116,386	806
	RioCan REIT	61,015	786
	First Quantum Minerals Ltd.	92,012	753
	Onex Corp.	10,209	691
	B2Gold Corp.	204,629	691
	Finning International Inc.	25,054	637
	Boyd Group Services Inc.	3,193	609
	Brookfield Infrastructure Corp. Class A	19,493	606
	Granite REIT	11,733	594
	Choice Properties REIT	59,480	577
*	Kinaxis Inc.	4,866	541
	Colliers International Group Inc.	5,008	521
	First Capital REIT	50,437	520
	Stella-Jones Inc.	8,626	497
	SmartCentres REIT	27,304	465
	SSR Mining Inc.	36,474	430
*	Celestica Inc.	15,839	427
	Boardwalk REIT	8,490	418
*	Air Canada	32,034	416
	Premium Brands Holdings Corp. Class A	6,335	412
*	Shopify Inc. Class A (XTSE)	5,655	412
	Canadian Western Bank	19,011	411
	H&R REIT	59,836	392
	BRP Inc.	6,256	386
	Chartwell Retirement Residences	47,929	384
	Osisko Gold Royalties Ltd. (XTSE)	25,999	381
*	Bausch Health Cos. Inc.	53,296	380
	Primo Water Corp.	26,016	374
	Methanex Corp.	8,687	371
*	Eldorado Gold Corp.	28,302	371

		Shares	Market Value ($000)
*	Lightspeed Commerce Inc.	21,578	347
*	BlackBerry Ltd.	90,195	331
	Definity Financial Corp.	11,640	317
	Dream Industrial REIT	33,864	312
	CI Financial Corp.	29,468	305
	Tricon Residential Inc.	38,778	305
	IGM Financial Inc.	12,059	299
*	Capstone Copper Corp.	70,152	287
	Linamar Corp.	6,420	273
	Boralex Inc. Class A	11,974	272
*	Aritzia Inc.	13,983	271
	First Majestic Silver Corp.	42,517	254
	Lundin Gold Inc.	20,145	242
	Quebecor Inc. Class B	10,686	237
*	Equinox Gold Corp.	41,311	226
	Russel Metals Inc.	7,942	224
*	IAMGOLD Corp.	85,888	218
	Innergex Renewable Energy Inc.	29,970	212
[2]	Nuvei Corp.	10,326	212
	Centerra Gold Inc.	34,244	210
	Primaris REIT	20,999	207
	North West Co. Inc.	7,625	201
	Hudbay Minerals Inc.	43,653	198
	OceanaGold Corp.	110,605	194
	Maple Leaf Foods Inc.	10,553	188
	Cascades Inc.	20,374	184
	Laurentian Bank of Canada	9,099	173
*	Novagold Resources Inc.	41,492	173
	Superior Plus Corp.	22,502	164
	Enghouse Systems Ltd.	6,219	156
*	Torex Gold Resources Inc.	13,218	142
	Cargojet Inc.	1,887	137
*	Ballard Power Systems Inc.	36,402	130
	NorthWest Healthcare Properties REIT	34,462	112
	Westshore Terminals Investment Corp.	5,700	109
	GFL Environmental Inc.	3,333	96
*	Lithium Americas Corp.	14,889	96
	Mullen Group Ltd.	9,776	95
*	Canada Goose Holdings Inc.	7,896	88
*	Canfor Corp.	7,130	84
	Winpak Ltd.	2,778	80
*	Lithium Americas Corp. (XTSE)	14,889	80
	Transcontinental Inc. Class A	8,395	69
	Dye & Durham Ltd.	4,691	48
	Osisko Gold Royalties Ltd.	2,950	43
	Cogeco Communications Inc.	300	12
	First National Financial Corp.	384	10
			213,545
Chile (0.1%)
	Banco de Chile	7,050,726	793
	Banco Santander Chile	9,674,923	475
	Cencosud SA	190,545	354
	Empresas CMPC SA	177,691	344
*	Falabella SA	124,894	292
[1]	Sociedad Quimica y Minera de Chile SA ADR	5,781	290
	Banco de Credito e Inversiones SA	9,890	266
*	Latam Airlines Group SA	27,325,281	266
	Parque Arauco SA	127,417	183

		Shares	Market Value ($000)
	Cia Sud Americana de Vapores SA	2,906,540	169
	SMU SA	775,148	143
	Banco Itau Chile SA	13,395	132
	Aguas Andinas SA Class A	389,042	119
	Inversiones Aguas Metropolitanas SA	151,407	116
	CAP SA	15,639	108
	Cencosud Shopping SA	66,503	106
	SONDA SA	206,981	89
	Inversiones La Construccion SA	13,884	89
	Empresa Nacional de Telecomunicaciones SA	25,073	83
	Sociedad de Inversiones Oro Blanco SA	7,537,247	55
*	Plaza SA	27,358	38
	Ripley Corp. SA	158,688	28
			4,538
China (7.0%)
*	Alibaba Group Holding Ltd.	2,806,400	26,087
*	PDD Holdings Inc. ADR	99,900	14,729
*,2	Meituan Class B	882,455	10,216
	China Construction Bank Corp. Class H	15,446,000	8,931
	NetEase Inc.	297,815	6,718
	Industrial & Commercial Bank of China Ltd. Class H	13,260,000	6,309
	JD.com Inc. Class A	390,203	5,322
*,2	Xiaomi Corp. Class B	2,440,000	4,870
	Ping An Insurance Group Co. of China Ltd. Class H	996,000	4,568
	Bank of China Ltd. Class H	11,015,000	4,036
*,2	Wuxi Biologics Cayman Inc.	588,737	3,269
*	Li Auto Inc. Class A	175,136	3,238
*,2	Kuaishou Technology	433,400	3,196
*	Trip.com Group Ltd.	87,748	3,082
	Yum China Holdings Inc. (XHKG)	64,850	2,737
	China Merchants Bank Co. Ltd. Class H	687,500	2,399
	ANTA Sports Products Ltd.	209,400	2,185
*	New Oriental Education & Technology Group Inc.	224,290	1,824
	China Life Insurance Co. Ltd. Class H	1,248,000	1,690
	KE Holdings Inc. ADR	106,043	1,689
[2]	Nongfu Spring Co. Ltd. Class H	296,200	1,689
	China Resources Land Ltd.	456,000	1,670
	China Mengniu Dairy Co. Ltd.	526,120	1,649
*	NIO Inc. Class A	211,235	1,538
*	BeiGene Ltd.	105,800	1,518
*	XPeng Inc. Class A	181,500	1,513
*,2	Innovent Biologics Inc.	233,000	1,365
	PICC Property & Casualty Co. Ltd. Class H	1,146,000	1,331
	CSPC Pharmaceutical Group Ltd.	1,449,280	1,305
*	H World Group Ltd. ADR	35,377	1,294
	Shenzhou International Group Holdings Ltd.	128,084	1,282
	Agricultural Bank of China Ltd. Class H	3,467,000	1,280
	Agricultural Bank of China Ltd. Class A	2,370,800	1,217
	China Overseas Land & Investment Ltd.	652,500	1,205
	Contemporary Amperex Technology Co. Ltd. Class A	50,263	1,177
	Sunny Optical Technology Group Co. Ltd.	110,700	1,048
	Li Ning Co. Ltd.	376,678	1,048
	Geely Automobile Holdings Ltd.	929,900	1,012
*	TAL Education Group ADR	73,267	918
	Ping An Insurance Group Co. of China Ltd. Class A	157,100	899
	ENN Energy Holdings Ltd.	129,000	890
	Sino Biopharmaceutical Ltd.	1,777,000	872
*	Kanzhun Ltd. ADR	52,544	869

		Shares	Market Value ($000)
[2]	China Tower Corp. Ltd. Class H	8,276,000	858
	China Yangtze Power Co. Ltd. Class A	266,900	854
*	Vipshop Holdings Ltd. ADR	52,262	838
*	Full Truck Alliance Co. Ltd. ADR	109,651	821
*,2	JD Health International Inc.	170,750	812
	CITIC Securities Co. Ltd. Class H	389,537	809
[2]	Postal Savings Bank of China Co. Ltd. Class H	1,824,000	809
	Haier Smart Home Co. Ltd. Class A	257,900	801
	Bank of China Ltd. Class A	1,384,700	775
	China Pacific Insurance Group Co. Ltd. Class H	364,200	769
	China Merchants Bank Co. Ltd. Class A	190,000	767
	Bank of Communications Co. Ltd. Class H	1,074,000	633
[2]	WuXi AppTec Co. Ltd. Class H	51,636	604
*	Kingdee International Software Group Co. Ltd.	433,000	601
	Haier Smart Home Co. Ltd. Class H	205,200	593
[2]	Longfor Group Holdings Ltd.	322,800	571
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	13,482	549
	Sinopharm Group Co. Ltd. Class H	217,700	540
*	Alibaba Health Information Technology Ltd.	944,000	536
	COSCO SHIPPING Holdings Co. Ltd. Class H	572,400	527
	Weichai Power Co. Ltd. Class H	281,000	517
*,2	Akeso Inc.	80,000	511
	China CITIC Bank Corp. Ltd. Class H	1,123,000	507
	People's Insurance Co. Group of China Ltd. Class H	1,554,000	503
	China Gas Holdings Ltd.	538,833	494
	Hengan International Group Co. Ltd.	134,000	489
	China Resources Gas Group Ltd.	153,600	481
	Industrial & Commercial Bank of China Ltd. Class A	707,600	477
	Kingsoft Corp. Ltd.	146,000	466
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	69,300	466
	China Medical System Holdings Ltd.	242,000	465
	Bank of Communications Co. Ltd. Class A	568,600	465
*	Bilibili Inc.	39,483	448
	Yangzijiang Shipbuilding Holdings Ltd.	412,700	447
	GCL Technology Holdings Ltd.	3,355,000	446
	Industrial Bank Co. Ltd. Class A	216,800	444
*	Genscript Biotech Corp.	158,000	439
*,2	SenseTime Group Inc. Class B	2,524,000	438
[2]	China International Capital Corp. Ltd. Class H	274,800	434
	Tingyi Cayman Islands Holding Corp.	344,000	433
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	92,400	433
*	Zai Lab Ltd.	155,370	425
	Xinyi Solar Holdings Ltd.	726,000	417
	WuXi AppTec Co. Ltd. Class A	35,164	406
	China Pacific Insurance Group Co. Ltd. Class A	119,000	402
	Great Wall Motor Co. Ltd. Class H	274,500	396
*	Tongcheng Travel Holdings Ltd.	207,200	381
	Wanhua Chemical Group Co. Ltd. Class A	33,372	377
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	395,200	375
	China Tourism Group Duty Free Corp. Ltd. Class A	30,020	375
	China National Building Material Co. Ltd. Class H	840,000	374
[2]	Hygeia Healthcare Holdings Co. Ltd.	59,745	367
	CITIC Securities Co. Ltd. Class A	121,645	366
	Haitong Securities Co. Ltd. Class H	651,200	365
	MINISO Group Holding Ltd. ADR	14,238	361
[2]	Topsports International Holdings Ltd.	440,000	358
[2]	Pop Mart International Group Ltd.	116,600	350
	Luxshare Precision Industry Co. Ltd. Class A	78,199	349

		Shares	Market Value ($000)
	New China Life Insurance Co. Ltd. Class H	174,900	348
	Kingboard Holdings Ltd.	144,000	347
	ZTE Corp. Class H	159,200	347
	China Vanke Co. Ltd. Class H	341,200	344
[2]	China Resources Mixc Lifestyle Services Ltd.	90,800	343
	China Hongqiao Group Ltd.	416,500	339
*,2	JD Logistics Inc.	276,400	339
	China Galaxy Securities Co. Ltd. Class H	619,000	331
	Country Garden Services Holdings Co. Ltd.	347,646	328
	China Minsheng Banking Corp. Ltd. Class H	977,000	327
	Great Wall Motor Co. Ltd. Class A	86,800	327
	Muyuan Foods Co. Ltd. Class A	58,212	319
	Weichai Power Co. Ltd. Class A	149,000	312
[2]	Hansoh Pharmaceutical Group Co. Ltd.	154,000	311
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	98,200	310
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	122,800	310
	Foxconn Industrial Internet Co. Ltd. Class A	143,900	305
[2]	Yadea Group Holdings Ltd.	162,000	305
	SF Holding Co. Ltd. Class A	51,100	303
*	HUTCHMED China Ltd.	77,500	299
[2]	Huatai Securities Co. Ltd. Class H	232,400	291
[2]	CSC Financial Co. Ltd. Class H	308,500	289
	CRRC Corp. Ltd. Class A	395,300	288
	China Everbright Bank Co. Ltd. Class H	1,004,000	287
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	53,760	287
	Shanghai Pudong Development Bank Co. Ltd. Class A	295,300	284
	CMOC Group Ltd. Class A	385,700	282
[2]	3SBio Inc.	302,500	281
	China Railway Group Ltd. Class H	628,000	276
	China Taiping Insurance Holdings Co. Ltd.	296,600	269
	Ping An Bank Co. Ltd. Class A	196,800	267
[2]	Guotai Junan Securities Co. Ltd. Class H	228,800	264
	TravelSky Technology Ltd. Class H	156,000	263
	Yuexiu Property Co. Ltd.	288,280	263
	Autohome Inc. ADR	9,561	261
	Chongqing Zhifei Biological Products Co. Ltd. Class A	28,600	261
	China Minsheng Banking Corp. Ltd. Class A	477,700	258
	Chongqing Changan Automobile Co. Ltd. Class A	89,718	256
	Shenzhen Inovance Technology Co. Ltd. Class A	27,000	250
	LONGi Green Energy Technology Co. Ltd. Class A	83,932	250
*,1,2	East Buy Holding Ltd.	66,500	247
*,1	Country Garden Holdings Co. Ltd.	2,160,000	243
	Fuyao Glass Industry Group Co. Ltd. Class A	46,000	243
*	Microport Scientific Corp.	151,300	242
	GF Securities Co. Ltd. Class A	118,500	239
	Jiangxi Copper Co. Ltd. Class H	168,000	238
	Aier Eye Hospital Group Co. Ltd. Class A	99,448	238
	JOYY Inc. ADR	6,177	237
	Minth Group Ltd.	108,000	234
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	60,600	232
	Far East Horizon Ltd.	316,000	231
	Haitian International Holdings Ltd.	90,000	229
	C&D International Investment Group Ltd.	112,000	229
	Bosideng International Holdings Ltd.	544,000	228
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	420,000	224
	Zhaojin Mining Industry Co. Ltd. Class H	171,000	221
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	6,200	220
	Beijing Kingsoft Office Software Inc. Class A	5,137	217

		Shares	Market Value ($000)
	BOE Technology Group Co. Ltd. Class A	398,100	216
	China Cinda Asset Management Co. Ltd. Class H	2,192,000	213
	Sinotruk Hong Kong Ltd.	101,500	211
[2]	Ganfeng Lithium Group Co. Ltd. Class H	65,400	209
*,2	Luye Pharma Group Ltd.	411,000	205
	SAIC Motor Corp. Ltd. Class A	97,700	204
	Shandong Gold Mining Co. Ltd. Class A	62,660	204
*,2	Ping An Healthcare & Technology Co. Ltd.	90,430	202
	China Conch Venture Holdings Ltd.	269,500	202
	JinkoSolar Holding Co. Ltd. ADR	6,437	202
	China CITIC Bank Corp. Ltd. Class A	264,700	200
	China Traditional Chinese Medicine Holdings Co. Ltd.	390,000	199
	Zhejiang Expressway Co. Ltd. Class H	312,000	198
	NAURA Technology Group Co. Ltd. Class A	6,006	198
	Haitong Securities Co. Ltd. Class A	143,700	196
*	GDS Holdings Ltd. Class A	154,541	196
	COSCO SHIPPING Ports Ltd.	290,000	195
*,1	Chindata Group Holdings Ltd. ADR	23,136	195
[2]	China Resources Pharmaceutical Group Ltd.	311,000	194
	China Railway Group Ltd. Class A	242,300	191
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	86,000	190
	China United Network Communications Ltd. Class A	307,500	189
	Sungrow Power Supply Co. Ltd. Class A	16,218	189
	CMOC Group Ltd. Class H	327,000	187
	CRRC Corp. Ltd. Class H	459,000	185
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	126,700	184
	China Everbright Environment Group Ltd.	544,000	179
	Grand Pharmaceutical Group Ltd.	311,500	177
	China Vanke Co. Ltd. Class A	110,700	177
	Beijing Enterprises Water Group Ltd.	878,000	176
	Shenzhen International Holdings Ltd.	238,500	176
	Poly Developments & Holdings Group Co. Ltd. Class A	122,600	176
*	Air China Ltd. Class A	154,300	175
*,1,2	New Horizon Health Ltd.	56,500	175
	COSCO SHIPPING Holdings Co. Ltd. Class A	124,180	174
*,2	Keymed Biosciences Inc.	24,000	172
*	China Southern Airlines Co. Ltd. Class A	197,500	170
	Guangzhou Automobile Group Co. Ltd. Class H	364,000	169
	Hangzhou Tigermed Consulting Co. Ltd. Class A	19,400	169
*,1	Canadian Solar Inc.	7,929	167
	China Overseas Property Holdings Ltd.	205,000	167
	Advanced Micro-Fabrication Equipment Inc. China Class A	6,958	166
*	China Ruyi Holdings Ltd.	724,000	164
	Hello Group Inc. ADR	25,303	163
	China Communications Services Corp. Ltd. Class H	380,000	162
	Tongwei Co. Ltd. Class A	47,208	162
	Iflytek Co. Ltd. Class A	25,100	158
	Sany Heavy Industry Co. Ltd. Class A	82,400	158
*,2	Hua Hong Semiconductor Ltd.	66,757	154
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	56,000	154
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	39,300	154
	Pharmaron Beijing Co. Ltd. Class A	32,820	154
	Hisense Home Appliances Group Co. Ltd. Class H	62,000	153
	Chongqing Changan Automobile Co. Ltd. Class B	275,392	152
*,2	Remegen Co. Ltd. Class H	26,000	151
	Huatai Securities Co. Ltd. Class A	74,500	150
*,2	Weimob Inc.	350,000	150
	Jiangsu Expressway Co. Ltd. Class H	166,000	149

		Shares	Market Value ($000)
	Fu Shou Yuan International Group Ltd.	228,000	149
	Sany Heavy Equipment International Holdings Co. Ltd.	140,000	146
	Greentown China Holdings Ltd.	136,500	145
[2]	Jiumaojiu International Holdings Ltd.	141,000	142
	Shenzhen Transsion Holdings Co. Ltd. Class A	9,180	142
	Kingboard Laminates Holdings Ltd.	160,500	140
[2]	Meitu Inc.	317,000	140
	GF Securities Co. Ltd. Class H	111,400	139
	Focus Media Information Technology Co. Ltd. Class A	151,700	139
[1]	Dongyue Group Ltd.	180,000	137
	Will Semiconductor Co. Ltd. Shanghai Class A	9,045	137
*	Alibaba Pictures Group Ltd.	2,010,000	136
	FinVolution Group ADR	30,723	136
	Flat Glass Group Co. Ltd. Class A	38,300	136
	Fufeng Group Ltd.	250,000	133
*	Lifetech Scientific Corp.	432,000	133
[2]	Shandong Gold Mining Co. Ltd. Class H	67,100	133
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	143,237	132
	Gushengtang Holdings Ltd.	20,300	132
	SSY Group Ltd.	212,000	131
	Bank of Shanghai Co. Ltd. Class A	158,000	131
	China Merchants Securities Co. Ltd. Class A	66,620	131
	Huaxia Bank Co. Ltd. Class A	160,400	130
	Guangzhou Automobile Group Co. Ltd. Class A	93,700	130
	Eve Energy Co. Ltd. Class A	21,800	129
	China Nonferrous Mining Corp. Ltd.	213,000	129
	Yihai International Holding Ltd.	77,000	128
*	Qinghai Salt Lake Industry Co. Ltd. Class A	57,500	128
	Chongqing Rural Commercial Bank Co. Ltd. Class H	343,000	127
*,1	EHang Holdings Ltd. ADR	7,225	127
*	Fenbi Ltd.	191,500	126
	Nine Dragons Paper Holdings Ltd.	245,000	123
	China Jinmao Holdings Group Ltd.	1,076,000	122
	Xtep International Holdings Ltd.	212,000	122
*	Air China Ltd. Class H	178,000	120
[2]	BAIC Motor Corp. Ltd. Class H	392,500	119
	Shenwan Hongyuan Group Co. Ltd. Class A	186,400	118
[2]	China Tourism Group Duty Free Corp. Ltd. Class H	10,900	118
*,2	Bairong Inc. Class B	68,000	116
	Uni-President China Holdings Ltd.	179,000	115
	JCET Group Co. Ltd. Class A	26,900	115
*,2	Jinxin Fertility Group Ltd.	237,000	114
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	77,700	113
*	Shanghai International Airport Co. Ltd. Class A	22,376	113
	Tianqi Lithium Corp. Class A	15,916	112
*,2	China Huarong Asset Management Co. Ltd. Class H	2,034,000	111
[2]	Orient Securities Co. Ltd. Class H	247,600	110
	Tianqi Lithium Corp. Class H	22,400	109
	Yum China Holdings Inc.	2,493	108
	Sinopec Engineering Group Co. Ltd. Class H	208,500	108
	China Construction Bank Corp. Class A	118,300	106
	Everbright Securities Co. Ltd. Class A	46,500	106
	China Everbright Bank Co. Ltd. Class A	253,300	103
	China Suntien Green Energy Corp. Ltd. Class H	308,000	102
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	43,750	102
	Central China Securities Co. Ltd. Class H	698,000	102
	JA Solar Technology Co. Ltd. Class A	36,639	102
	Montage Technology Co. Ltd. Class A	12,362	102

		Shares	Market Value ($000)
	Huadong Medicine Co. Ltd. Class A	17,700	101
	Vinda International Holdings Ltd.	38,000	98
	Jiangsu Expressway Co. Ltd. Class A	68,400	98
	Maxscend Microelectronics Co. Ltd. Class A	5,040	98
	Lufax Holding Ltd. ADR	115,893	98
	Ganfeng Lithium Group Co. Ltd. Class A	17,694	97
	Canvest Environmental Protection Group Co. Ltd.	210,000	97
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	32,400	97
	Jiangxi Copper Co. Ltd. Class A	39,000	97
*,2	InnoCare Pharma Ltd.	115,000	97
	Consun Pharmaceutical Group Ltd.	166,000	96
	Citic Pacific Special Steel Group Co. Ltd. Class A	48,000	96
*	Hopson Development Holdings Ltd.	167,721	96
	Beijing Tongrentang Co. Ltd. Class A	12,700	95
	Shoucheng Holdings Ltd.	559,600	95
	Guangdong Haid Group Co. Ltd. Class A	15,200	94
*	COFCO Joycome Foods Ltd.	392,000	94
*	Beijing Capital International Airport Co. Ltd. Class H	256,000	93
	Yonyou Network Technology Co. Ltd. Class A	39,600	93
	Yangzijiang Financial Holding Ltd.	389,200	93
	China Education Group Holdings Ltd.	151,000	92
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	8,959	91
*	Shanghai MicroPort MedBot Group Co. Ltd.	35,500	91
	Towngas Smart Energy Co. Ltd.	211,000	90
*	Tuya Inc. ADR	40,534	90
	Tianneng Power International Ltd.	108,000	89
	GoerTek Inc. Class A	35,400	89
	Trina Solar Co. Ltd. Class A	23,655	89
	Skyworth Group Ltd.	225,111	88
*	Huangshan Tourism Development Co. Ltd. Class B	122,860	88
	Changchun High & New Technology Industry Group Inc. Class A	3,900	88
	IEIT Systems Co. Ltd. Class A	17,800	88
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	175,900	88
*	Seres Group Co. Ltd. Class A	8,300	88
	Yuexiu REIT	541,206	87
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	34,600	87
	Lens Technology Co. Ltd. Class A	47,600	87
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	14,400	87
	ZTE Corp. Class A	23,900	86
	Noah Holdings Ltd. ADR	6,639	85
	Hundsun Technologies Inc. Class A	20,080	85
*	Wingtech Technology Co. Ltd. Class A	12,600	85
*,2	Alphamab Oncology	105,000	85
*	Golden Solar New Energy Technology Holdings Ltd.	122,000	85
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	68,400	84
	Shengyi Technology Co. Ltd. Class A	34,700	83
*,2	Peijia Medical Ltd.	81,000	83
*	Xinte Energy Co. Ltd. Class H	64,400	83
*,2	China Bohai Bank Co. Ltd. Class H	561,500	83
	China Resources Cement Holdings Ltd.	354,000	82
[2]	Legend Holdings Corp. Class H	95,500	82
	China Water Affairs Group Ltd.	144,000	82
*	Seazen Group Ltd.	444,567	82
*,2	Ascentage Pharma Group International	25,200	82
*	China Eastern Airlines Corp. Ltd. Class H	252,000	81
	Henan Shuanghui Investment & Development Co. Ltd. Class A	22,200	81
	Yunnan Baiyao Group Co. Ltd. Class A	11,500	81
	Imeik Technology Development Co. Ltd. Class A	1,900	81

		Shares	Market Value ($000)
*	Guangshen Railway Co. Ltd. Class H	426,000	79
	PAX Global Technology Ltd.	107,000	79
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	30,200	79
	C&D Property Management Group Co. Ltd.	151,000	79
	Tong Ren Tang Technologies Co. Ltd. Class H	93,000	78
	China Risun Group Ltd.	189,000	78
	China Everbright Ltd.	134,000	77
	Sinotrans Ltd. Class A	114,000	77
*	Kingsoft Cloud Holdings Ltd.	263,310	77
	Chaozhou Three-Circle Group Co. Ltd. Class A	18,400	76
*	TCL Technology Group Corp. Class A	129,620	76
	Zhejiang Huayou Cobalt Co. Ltd. Class A	16,900	76
*	Wuxi Taiji Industry Co. Ltd. Class A	70,900	76
	Anhui Expressway Co. Ltd. Class H	80,000	75
	China Lesso Group Holdings Ltd.	136,000	75
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	24,500	75
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	373,500	74
[3]	CPMC Holdings Ltd.	89,000	74
	Bethel Automotive Safety Systems Co. Ltd. Class A	6,800	74
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	15,200	74
	Poly Property Services Co. Ltd. Class H	19,000	73
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	394,400	73
*,2	Haichang Ocean Park Holdings Ltd.	573,000	73
	Goldwind Science & Technology Co. Ltd. Class A	59,100	72
*	Zhongyu Energy Holdings Ltd.	109,000	72
	People.cn Co. Ltd. Class A	15,200	72
	China Resources Medical Holdings Co. Ltd.	124,500	71
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	10,200	70
	Concord New Energy Group Ltd.	820,000	70
[2]	Red Star Macalline Group Corp. Ltd. Class H	226,000	70
[2]	AsiaInfo Technologies Ltd.	66,000	70
	Poly Property Group Co. Ltd.	334,000	69
[2]	China Merchants Securities Co. Ltd. Class H	84,660	69
[2]	Genertec Universal Medical Group Co. Ltd.	128,500	69
	Yunnan Aluminium Co. Ltd. Class A	38,000	69
	Guotai Junan Securities Co. Ltd. Class A	32,400	69
*	XD Inc.	43,000	69
	China Yongda Automobiles Services Holdings Ltd.	178,500	68
	Yintai Gold Co. Ltd. Class A	32,800	68
	Jiangsu Zhongtian Technology Co. Ltd. Class A	37,400	68
	China Resources Microelectronics Ltd. Class A	10,366	68
	Zhejiang NHU Co. Ltd. Class A	28,256	67
	Shanghai Pudong Construction Co. Ltd. Class A	74,100	67
	Postal Savings Bank of China Co. Ltd. Class A	108,700	67
	Sinotrans Ltd. Class H	181,000	66
	NetDragon Websoft Holdings Ltd.	38,500	66
[2]	China New Higher Education Group Ltd.	254,000	66
	Sichuan Expressway Co. Ltd. Class H	224,000	65
	Digital China Holdings Ltd.	242,000	65
	Yuexiu Transport Infrastructure Ltd.	120,000	65
	China BlueChemical Ltd. Class H	280,000	65
*	Gaotu Techedu Inc. ADR	25,119	65
*	Zhejiang Century Huatong Group Co. Ltd. Class A	83,400	65
*,2,3	China Renaissance Holdings Ltd.	70,200	65
[2]	Simcere Pharmaceutical Group Ltd.	69,000	65
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	10,400	65
*	China Southern Airlines Co. Ltd. Class H	134,000	64
	Guangzhou Restaurant Group Co. Ltd. Class A	22,000	64

		Shares	Market Value ($000)
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	13,200	64
	Western Region Gold Co. Ltd. Class A	35,600	64
*,2	CARsgen Therapeutics Holdings Ltd.	53,500	64
	WUS Printed Circuit Kunshan Co. Ltd. Class A	21,840	63
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	18,600	63
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	50,200	63
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	30,000	63
	Lonking Holdings Ltd.	408,000	62
	Hisense Home Appliances Group Co. Ltd. Class A	20,000	62
	Humanwell Healthcare Group Co. Ltd. Class A	16,500	62
*	China Conch Environment Protection Holdings Ltd.	262,500	62
*,2	A-Living Smart City Services Co. Ltd.	125,500	61
*,2	Yidu Tech Inc.	97,800	61
	China Oriental Group Co. Ltd.	390,000	60
	China Overseas Grand Oceans Group Ltd.	178,000	60
	Sinoma International Engineering Co. Class A	46,000	60
	Walvax Biotechnology Co. Ltd. Class A	17,000	59
	BOE Varitronix Ltd.	59,000	59
	China Galaxy Securities Co. Ltd. Class A	33,800	59
*	Yeahka Ltd.	33,200	59
	COSCO SHIPPING Development Co. Ltd. Class A	177,900	58
[2]	China Railway Signal & Communication Corp. Ltd. Class H	192,000	58
	China Reinsurance Group Corp. Class H	1,035,000	58
	Orient Securities Co. Ltd. Class A	47,532	58
*	China Eastern Airlines Corp. Ltd. Class A	99,200	58
	Flat Glass Group Co. Ltd. Class H	35,000	58
	China Greatwall Technology Group Co. Ltd. Class A	36,500	57
	Zhejiang Juhua Co. Ltd. Class A	25,400	57
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	2,800	57
	Suzhou TFC Optical Communication Co. Ltd. Class A	5,500	57
[2]	Angelalign Technology Inc.	7,200	57
	First Tractor Co. Ltd. Class H	90,000	56
	Tiangong International Co. Ltd.	188,000	56
	Zhejiang Hailiang Co. Ltd. Class A	35,700	56
[2]	AK Medical Holdings Ltd.	62,000	56
	Sieyuan Electric Co. Ltd. Class A	7,900	55
	Lingyi iTech Guangdong Co. Class A	58,900	55
	LB Group Co. Ltd. Class A	22,600	55
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,100	55
*,2	Ocumension Therapeutics	63,500	55
	CSG Holding Co. Ltd. Class B	161,300	54
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	17,400	54
	Ninestar Corp. Class A	13,800	54
	Beibuwan Port Co. Ltd. Class A	51,190	54
	Lee & Man Paper Manufacturing Ltd.	192,000	53
	Beijing New Building Materials plc Class A	16,200	53
	Xinyi Energy Holdings Ltd.	316,800	53
	Sihuan Pharmaceutical Holdings Group Ltd.	595,000	52
	Chongqing Water Group Co. Ltd. Class A	63,700	52
	Shandong Nanshan Aluminum Co. Ltd. Class A	128,400	52
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	10,200	52
	Eoptolink Technology Inc. Ltd. Class A	7,980	52
*	Vnet Group Inc. ADR	18,360	51
	China Lilang Ltd.	95,000	51
	Shaanxi International Trust Co. Ltd. Class A	118,700	51
	Huayu Automotive Systems Co. Ltd. Class A	21,000	51
	Industrial Securities Co. Ltd. Class A	59,880	51
*,2	Maoyan Entertainment	42,000	51

		Shares	Market Value ($000)
	Sun Art Retail Group Ltd.	295,000	50
	Greentown Service Group Co. Ltd.	120,000	50
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,400	50
	Livzon Pharmaceutical Group Inc. Class H	16,800	50
	China National Chemical Engineering Co. Ltd. Class A	54,400	50
[2]	Zhou Hei Ya International Holdings Co. Ltd.	171,000	50
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	15,700	50
*,2	CanSino Biologics Inc. Class H	14,400	50
	China Foods Ltd.	146,000	49
	China Shineway Pharmaceutical Group Ltd.	57,000	49
	Wens Foodstuffs Group Co. Ltd. Class A	18,000	49
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	103,900	49
	Grinm Advanced Materials Co. Ltd. Class A	26,600	49
	Bank of Chongqing Co. Ltd. Class H	95,000	48
	Bank of Chongqing Co. Ltd. Class A	46,700	48
	Shanghai Moons' Electric Co. Ltd. Class A	4,600	48
*	Cosmopolitan International Holdings Ltd.	81,000	48
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	18,700	47
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	10,500	47
	YGSOFT Inc. Class A	55,440	47
	Huagong Tech Co. Ltd. Class A	11,200	47
	B-Soft Co. Ltd. Class A	45,260	47
	Ningbo Orient Wires & Cables Co. Ltd. Class A	8,100	47
*,2	Microport Cardioflow Medtech Corp.	211,000	47
*,2	Arrail Group Ltd.	49,000	47
	CSC Financial Co. Ltd. Class A	12,800	46
	JNBY Design Ltd.	37,500	46
	LexinFintech Holdings Ltd. ADR	25,621	46
	China International Marine Containers Group Co. Ltd. Class A	41,450	46
	Asymchem Laboratories Tianjin Co. Ltd. Class A	2,300	46
*	Cambricon Technologies Corp. Ltd. Class A	2,186	46
[2]	Everbright Securities Co. Ltd. Class H	66,632	45
	Ming Yang Smart Energy Group Ltd. Class A	23,800	45
	Wellhope Foods Co. Ltd. Class A	35,500	45
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	18,800	45
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	8,710	45
*	DingDong Cayman Ltd. ADR	20,902	45
	Changchun Faway Automobile Components Co. Ltd. Class A	26,600	44
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	119,000	44
*	Seazen Holdings Co. Ltd. Class A	24,500	44
	MLS Co. Ltd. Class A	34,200	44
	China Meidong Auto Holdings Ltd.	72,000	44
	COFCO Capital Holdings Co. Ltd. Class A	45,800	44
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	9,200	44
*	Ming Yuan Cloud Group Holdings Ltd.	106,000	44
	TCL Electronics Holdings Ltd.	128,000	43
	Xingda International Holdings Ltd.	228,360	43
	GEM Co. Ltd. Class A	53,900	43
*	OFILM Group Co. Ltd. Class A	30,000	43
	Lepu Medical Technology Beijing Co. Ltd. Class A	17,800	43
	Anjoy Foods Group Co. Ltd. Class A	2,700	43
	CNGR Advanced Material Co. Ltd. Class A	6,300	43
	Shui On Land Ltd.	446,000	42
	Livzon Pharmaceutical Group Inc. Class A	8,500	42
	Angang Steel Co. Ltd. Class A	118,000	42
	Shenzhen Kaifa Technology Co. Ltd. Class A	17,500	42
*	Tongdao Liepin Group	53,600	42
	China Railway Signal & Communication Corp. Ltd. Class A	68,875	42

		Shares	Market Value ($000)
*	Yatsen Holding Ltd. ADR	51,964	42
*	Jinke Smart Services Group Co. Ltd. Class H	35,700	42
	BOE Technology Group Co. Ltd. Class B	122,100	41
	Perfect World Co. Ltd. Class A	23,000	41
	Joinn Laboratories China Co. Ltd. Class A	10,897	41
	Guoyuan Securities Co. Ltd. Class A	41,700	40
	Caitong Securities Co. Ltd. Class A	35,800	40
	Xiamen C & D Inc. Class A	29,900	40
	China Jushi Co. Ltd. Class A	25,544	40
	Wuhan Jingce Electronic Group Co. Ltd. Class A	3,400	40
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	18,200	40
*	Shanghai Junshi Biosciences Co. Ltd. Class A	6,375	40
*	CMGE Technology Group Ltd.	218,000	40
	China International Marine Containers Group Co. Ltd. Class H	64,650	39
*	Unisplendour Corp. Ltd. Class A	13,860	39
	Jointown Pharmaceutical Group Co. Ltd. Class A	37,338	39
*	Q Technology Group Co. Ltd.	65,000	39
	Ningbo Joyson Electronic Corp. Class A	14,200	39
	Hubei Dinglong Co. Ltd. Class A	11,300	39
*,2	Hope Education Group Co. Ltd.	706,000	39
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	26,300	39
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,400	39
	Ginlong Technologies Co. Ltd. Class A	4,200	39
	Hangcha Group Co. Ltd. Class A	12,600	39
	DeHua TB New Decoration Materials Co. Ltd. Class A	30,200	39
	Shanghai Zhonggu Logistics Co. Ltd. Class A	30,192	39
	Jiangxi Jovo Energy Co. Ltd. Class A	9,000	39
	Shenzhen Investment Ltd.	266,000	38
*	China TransInfo Technology Co. Ltd. Class A	22,600	38
	Hangjin Technology Co. Ltd. Class A	7,800	38
	CQ Pharmaceutical Holding Co. Ltd. Class A	52,800	38
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	1,549	38
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	9,400	38
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	35,200	38
	Kangji Medical Holdings Ltd.	39,500	38
*,2	Mobvista Inc.	101,000	38
*	China Railway Materials Co. Ltd. Class A	102,600	38
	China Modern Dairy Holdings Ltd.	383,000	37
*	New Hope Liuhe Co. Ltd. Class A	26,300	37
	Health & Happiness H&H International Holdings Ltd.	26,500	37
	SooChow Securities Co. Ltd. Class A	34,100	37
	Shenzhen Expressway Corp. Ltd. Class A	27,700	37
	Beijing United Information Technology Co. Ltd. Class A	7,830	37
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	6,324	37
[2]	Linklogis Inc. Class B	176,500	37
	Amlogic Shanghai Co. Ltd. Class A	4,360	37
*	Yanlord Land Group Ltd.	88,100	36
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	104,100	36
*	Guangzhou R&F Properties Co. Ltd. Class H	237,600	36
	Goldwind Science & Technology Co. Ltd.	79,600	36
	Shandong Sun Paper Industry JSC Ltd. Class A	21,300	36
	Shanghai International Port Group Co. Ltd. Class A	50,500	36
	Liaoning Port Co. Ltd. Class A	169,500	36
[2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	31,500	36
*,2,3	Venus MedTech Hangzhou Inc. Class H	51,000	36
*	Skshu Paint Co. Ltd. Class A	4,732	36
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	1,680	36
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	6,800	36

		Shares	Market Value ($000)
[2]	Blue Moon Group Holdings Ltd.	137,500	36
*	Canaan Inc. ADR	23,797	36
	China Automotive Engineering Research Institute Co. Ltd. Class A	12,000	36
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	15,845	36
	Sinofert Holdings Ltd.	316,000	35
	Changjiang Securities Co. Ltd. Class A	45,300	35
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	16,600	35
	Hunan Valin Steel Co. Ltd. Class A	44,700	35
	Foran Energy Group Co. Ltd. Class A	20,600	35
*	Topchoice Medical Corp. Class A	3,004	35
*	Dada Nexus Ltd. ADR	11,215	35
	GCL Energy Technology Co. Ltd. Class A	19,800	35
	Guangdong Provincial Expressway Development Co. Ltd. Class B	44,700	34
	Shenzhen Expressway Corp. Ltd. Class H	42,000	34
*	Sohu.com Ltd. ADR	4,291	34
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	42,700	34
*,2,3	Redco Properties Group Ltd.	202,000	34
	Accelink Technologies Co. Ltd. Class A	8,800	34
	Cheng De Lolo Co. Ltd. Class A	30,000	34
*	China Tianying Inc. Class A	45,200	34
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	9,400	34
	First Capital Securities Co. Ltd. Class A	39,600	34
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	18,200	34
	Raytron Technology Co. Ltd. Class A	4,763	34
	Sunresin New Materials Co. Ltd. Class A	4,800	34
[2]	Medlive Technology Co. Ltd.	27,500	34
*	Hebei Sinopack Electronic Technology Co. Ltd. Class A	2,500	34
	Yunnan Yuntianhua Co. Ltd. Class A	15,300	34
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	74,700	33
	Rongsheng Petrochemical Co. Ltd. Class A	22,100	33
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	6,500	33
	Gaona Aero Material Co. Ltd. Class A	11,680	33
[1,2]	Sunac Services Holdings Ltd.	113,000	33
	AIMA Technology Group Co. Ltd. Class A	8,250	33
	COSCO SHIPPING Development Co. Ltd. Class H	320,000	32
	Tian Lun Gas Holdings Ltd.	73,000	32
	Kingnet Network Co. Ltd. Class A	19,700	32
	DHC Software Co. Ltd. Class A	35,800	32
	Gemdale Corp. Class A	43,900	32
	Sinotruk Jinan Truck Co. Ltd. Class A	14,420	32
	Sonoscape Medical Corp. Class A	4,400	32
*	Hainan Meilan International Airport Co. Ltd. Class H	35,000	32
	China Tungsten & Hightech Materials Co. Ltd. Class A	24,830	32
*,3	China Dili Group	378,000	32
	Shenzhen SED Industry Co. Ltd. Class A	11,800	32
	Chervon Holdings Ltd.	14,200	32
*,1	Sino-Ocean Group Holding Ltd.	455,500	31
	Comba Telecom Systems Holdings Ltd.	264,000	31
	Taiji Computer Corp. Ltd. Class A	7,400	31
	GRG Metrology & Test Group Co. Ltd. Class A	14,900	31
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	2,900	31
	Leader Harmonious Drive Systems Co. Ltd. Class A	1,385	31
	Gemdale Properties & Investment Corp. Ltd.	924,000	30
	Yunnan Tin Co. Ltd. Class A	15,300	30
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	29,400	30
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	62,100	30
	Red Avenue New Materials Group Co. Ltd. Class A	6,100	30
	Hongfa Technology Co. Ltd. Class A	7,280	30

		Shares	Market Value ($000)
	Victory Giant Technology Huizhou Co. Ltd. Class A	11,000	30
	Henan Yuguang Gold & Lead Co. Ltd. Class A	34,100	30
	Shanghai Liangxin Electrical Co. Ltd. Class A	23,700	30
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	17,500	30
	Three's Co. Media Group Co. Ltd. Class A	3,216	30
	Shanghai Haohai Biological Technology Co. Ltd. Class A	2,015	30
	Xinjiang Daqo New Energy Co. Ltd. Class A	6,988	30
*	Agile Group Holdings Ltd.	248,000	29
*	Jiangsu Hoperun Software Co. Ltd. Class A	7,600	29
	Shenzhen Sunway Communication Co. Ltd. Class A	8,800	29
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	7,000	29
	Beijing Dabeinong Technology Group Co. Ltd. Class A	28,100	29
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	33,900	29
	IKD Co. Ltd. Class A	8,900	29
	New China Life Insurance Co. Ltd. Class A	6,600	29
	Shenzhen Gas Corp. Ltd. Class A	30,200	29
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	11,000	29
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	13,300	29
	Innuovo Technology Co. Ltd. Class A	32,800	29
*	Beijing Sinnet Technology Co. Ltd. Class A	20,400	29
	Wuhan DR Laser Technology Corp. Ltd. Class A	3,584	29
	City Development Environment Co. Ltd. Class A	18,700	29
	China South City Holdings Ltd.	598,000	28
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	22,500	28
	BBMG Corp. Class A	100,200	28
	Konfoong Materials International Co. Ltd. Class A	3,300	28
	Shenzhen Gongjin Electronics Co. Ltd. Class A	20,000	28
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	11,700	28
	Lianhe Chemical Technology Co. Ltd. Class A	26,100	28
	Digital China Group Co. Ltd. Class A	6,200	28
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	1,422	28
	INESA Intelligent Tech Inc. Class B	50,600	27
	Shenzhen Agricultural Products Group Co. Ltd. Class A	28,200	27
	Beijing Strong Biotechnologies Inc. Class A	9,900	27
	AVIC Industry-Finance Holdings Co. Ltd. Class A	59,800	27
	Shanghai Belling Co. Ltd. Class A	12,400	27
	Sino-Platinum Metals Co. Ltd. Class A	13,363	27
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	49,600	27
	Tofflon Science & Technology Group Co. Ltd. Class A	10,300	27
*	Talkweb Information System Co. Ltd. Class A	11,800	27
	Beijing Tongtech Co. Ltd. Class A	9,020	27
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	25,500	27
	Risen Energy Co. Ltd. Class A	11,800	27
*	YaGuang Technology Group Co. Ltd. Class A	24,200	27
	State Grid Information & Communication Co. Ltd. Class A	12,700	27
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	33,400	27
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	7,100	27
	Hangzhou Lion Electronics Co. Ltd. Class A	6,000	27
*	Chengdu CORPRO Technology Co. Ltd. Class A	7,900	26
*	Chongqing Iron & Steel Co. Ltd. Class A	126,900	26
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	5,700	26
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	13,800	26
	Shenzhen Megmeet Electrical Co. Ltd. Class A	7,200	26
*	DouYu International Holdings Ltd. ADR	36,721	26
	Sino Wealth Electronic Ltd. Class A	7,469	26
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	6,700	26
	DBG Technology Co. Ltd. Class A	7,500	26
	Shanghai Pret Composites Co. Ltd. Class A	13,700	26

		Shares	Market Value ($000)
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	45,600	26
	Shenzhen Dynanonic Co. Ltd. Class A	2,880	26
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	4,709	26
	Ningbo Xusheng Group Co. Ltd. Class A	9,100	26
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	8,500	26
*,1,2	Alliance International Education Leasing Holdings Ltd.	151,000	26
	Hainan Drinda New Energy Technology Co. Ltd. Class A	2,200	26
*	Shandong Hi-Speed New Energy Group Ltd.	85,600	26
	Zhongjin Gold Corp. Ltd. Class A	16,600	25
	Advanced Technology & Materials Co. Ltd. Class A	18,300	25
	Longshine Technology Group Co. Ltd. Class A	10,300	25
[2]	Pharmaron Beijing Co. Ltd. Class H	10,350	25
	Fibocom Wireless Inc. Class A	8,820	25
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	39,000	25
	Huaxin Cement Co. Ltd. Class H	28,200	25
*	Qingdao Sentury Tire Co. Ltd. Class A	6,400	25
	Inner Mongolia Dazhong Mining Co. Ltd. Class A	17,100	25
	Shanghai Huafon Aluminium Corp. Class A	10,400	25
*	Isoftstone Information Technology Group Co. Ltd. Class A	4,500	25
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	38,400	24
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	4,400	24
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	14,200	24
	Sinocare Inc. Class A	5,700	24
*,2	CStone Pharmaceuticals	80,000	24
	Avary Holding Shenzhen Co. Ltd. Class A	7,800	24
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	7,600	24
	Zhejiang HangKe Technology Inc. Co. Class A	7,252	24
	Shenzhen Topband Co. Ltd. Class A	17,100	24
	Geovis Technology Co. Ltd. Class A	3,412	24
	Angang Steel Co. Ltd. Class H	110,000	23
*	SOHO China Ltd.	231,500	23
	West China Cement Ltd.	260,000	23
	Hainan Strait Shipping Co. Ltd. Class A	27,750	23
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	33,700	23
[2]	Midea Real Estate Holding Ltd.	30,600	23
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	9,400	23
	China Meheco Co. Ltd. Class A	13,800	23
	Beijing Tiantan Biological Products Corp. Ltd. Class A	5,100	23
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	23
	Nanjing Iron & Steel Co. Ltd. Class A	44,500	23
	Jilin Electric Power Co. Ltd. Class A	37,000	23
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	95,300	23
	Yunnan Copper Co. Ltd. Class A	15,700	23
	Tangrenshen Group Co. Ltd. Class A	24,600	23
	Weihai Guangwei Composites Co. Ltd. Class A	6,720	23
*	Sai Micro Electronics Inc. Class A	7,600	23
	Zhejiang Dingli Machinery Co. Ltd. Class A	3,300	23
[2]	China East Education Holdings Ltd.	70,000	23
	Beijing eGOVA Co. Ltd. Class A	8,880	23
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	9,180	23
	Youngor Group Co. Ltd. Class A	24,300	23
	Eastern Communications Co. Ltd. Class A	13,600	23
*	Niu Technologies ADR	9,737	23
	Jiangsu Azure Corp. Class A	18,100	23
[1,2]	Joinn Laboratories China Co. Ltd. Class H	13,132	23
	Shanghai Huace Navigation Technology Ltd. Class A	5,300	23
	Huali Industrial Group Co. Ltd. Class A	3,400	23
	Sealand Securities Co. Ltd. Class A	44,000	22

		Shares	Market Value ($000)
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	6,115	22
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	23,900	22
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	12,400	22
	Xuji Electric Co. Ltd. Class A	7,600	22
	Zhejiang Wanma Co. Ltd. Class A	15,000	22
*	China Aluminum International Engineering Corp. Ltd. Class A	33,900	22
*	Hengyi Petrochemical Co. Ltd. Class A	22,400	22
	Shanghai Wanye Enterprises Co. Ltd. Class A	9,200	22
*,2	Shimao Services Holdings Ltd.	139,000	22
	Yankershop Food Co. Ltd. Class A	1,950	22
	Nantong Jianghai Capacitor Co. Ltd. Class A	9,500	22
*	Youdao Inc. ADR	5,399	22
	Chengdu Leejun Industrial Co. Ltd. Class A	21,800	22
	Eastroc Beverage Group Co. Ltd. Class A	800	22
	GoodWe Technologies Co. Ltd. Class A	1,428	22
	Chengdu ALD Aviation Manufacturing Corp. Class A	8,800	22
	Chengdu RML Technology Co. Ltd. Class A	2,600	22
	Kunshan Dongwei Technology Co. Ltd. Class A	2,397	22
*,1	KWG Group Holdings Ltd.	238,500	21
*,1	Zhuguang Holdings Group Co. Ltd.	486,000	21
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	14,600	21
*	Beijing BDStar Navigation Co. Ltd. Class A	4,600	21
	Daan Gene Co. Ltd. Class A	14,600	21
	Jiangsu Guotai International Group Co. Ltd. Class A	19,400	21
[2]	Qingdao Port International Co. Ltd. Class H	43,000	21
	TangShan Port Group Co. Ltd. Class A	40,400	21
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	19,300	21
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	30,600	21
	Xinhuanet Co. Ltd. Class A	5,900	21
	Fulin Precision Co. Ltd. Class A	11,650	21
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	15,600	21
*	Bohai Leasing Co. Ltd. Class A	68,400	21
	Edifier Technology Co. Ltd. Class A	8,600	21
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	6,000	21
*	Zhejiang Akcome New Energy Technology Co. Ltd.	67,800	21
	Xinzhi Group Co. Ltd. Class A	8,300	21
	China Kings Resources Group Co. Ltd. Class A	5,320	21
	Sino Biological Inc. Class A	1,700	21
	Shenzhen Envicool Technology Co. Ltd. Class A	5,400	21
	Northeast Securities Co. Ltd. Class A	19,200	20
	Leyard Optoelectronic Co. Ltd. Class A	23,300	20
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	14,300	20
	Hexing Electrical Co. Ltd. Class A	5,300	20
	Shanghai M&G Stationery Inc. Class A	3,500	20
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	7,700	20
	JL Mag Rare-Earth Co. Ltd. Class A	7,200	20
	China CAMC Engineering Co. Ltd. Class A	17,200	20
*	Shengda Resources Co. Ltd. Class A	11,100	20
	Amoy Diagnostics Co. Ltd. Class A	6,420	20
	Infore Environment Technology Group Co. Ltd. Class A	29,500	20
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	20
	China Wafer Level CSP Co. Ltd. Class A	6,000	20
	China Kepei Education Group Ltd.	88,000	20
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	24,300	20
	CETC Digital Technology Co. Ltd. Class A	6,240	20
	Edan Instruments Inc. Class A	13,000	20

		Shares	Market Value ($000)
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	2,700	20
	Arcsoft Corp. Ltd. Class A	3,820	20
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	1,169	20
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	13,300	20
	3peak Inc. Class A	882	20
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	4,200	20
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	22,000	19
*	Alpha Group Class A	18,300	19
	Sunflower Pharmaceutical Group Co. Ltd. Class A	4,700	19
*	Topsec Technologies Group Inc. Class A	13,800	19
	Zhejiang Communications Technology Co. Ltd. Class A	36,960	19
	Xiamen Tungsten Co. Ltd. Class A	7,800	19
	Telling Telecommunication Holding Co. Ltd. Class A	10,900	19
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	29,900	19
	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	19
	KPC Pharmaceuticals Inc. Class A	6,400	19
*	LVGEM China Real Estate Investment Co. Ltd.	164,000	19
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	7,657	19
	CSG Holding Co. Ltd. Class A	24,600	19
	Sanquan Food Co. Ltd. Class A	9,630	19
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	15,800	19
*,2	Viva Biotech Holdings	128,500	19
*	Yijiahe Technology Co. Ltd. Class A	4,200	19
*	INKON Life Technology Co. Ltd. Class A	12,700	19
	Zhejiang Cfmoto Power Co. Ltd. Class A	1,400	19
*	Roshow Technology Co. Ltd. Class A	20,400	19
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,750	19
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	30,200	19
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	671	19
	People's Insurance Co. Group of China Ltd. Class A	27,200	19
	Wuxi Autowell Technology Co. Ltd. Class A	1,476	19
*	FIH Mobile Ltd.	243,000	18
	Shenzhen Tagen Group Co. Ltd. Class A	25,900	18
	Hefei Meiya Optoelectronic Technology Inc. Class A	6,500	18
*	Sunward Intelligent Equipment Co. Ltd. Class A	20,700	18
	Guangdong Tapai Group Co. Ltd. Class A	17,800	18
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	5,000	18
	Oppein Home Group Inc. Class A	1,600	18
	G-bits Network Technology Xiamen Co. Ltd. Class A	500	18
*	Zhejiang Jingu Co. Ltd. Class A	15,900	18
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	9,300	18
	Norinco International Cooperation Ltd. Class A	11,800	18
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	5,700	18
	Electric Connector Technology Co. Ltd. Class A	3,100	18
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	17,400	18
	Yusys Technologies Co. Ltd. Class A	7,680	18
	Quectel Wireless Solutions Co. Ltd. Class A	2,469	18
	Chongqing Zaisheng Technology Corp. Ltd. Class A	28,400	18
*	Hainan Airlines Holding Co. Ltd. Class A	89,062	18
	Guangdong Hybribio Biotech Co. Ltd. Class A	12,825	18
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	22,490	18
	Shanghai Medicilon Inc. Class A	1,783	18
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	10,320	18
	Xinxiang Richful Lube Additive Co. Ltd. Class A	2,470	18
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	3,900	18
	Dajin Heavy Industry Co. Ltd. Class A	5,200	18
	Guangdong Provincial Expressway Development Co. Ltd. Class A	15,200	17
	Chengdu Xingrong Environment Co. Ltd. Class A	22,200	17

		Shares	Market Value ($000)
*	Tianma Microelectronics Co. Ltd. Class A	11,400	17
*	STO Express Co. Ltd. Class A	13,600	17
	Suning Universal Co. Ltd. Class A	43,100	17
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	9,900	17
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	21,400	17
	Suzhou Anjie Technology Co. Ltd. Class A	8,300	17
	Xiamen Kingdomway Group Co. Class A	6,600	17
*	Gree Real Estate Co. Ltd. Class A	15,800	17
*	YanTai Shuangta Food Co. Ltd. Class A	24,500	17
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	11,400	17
	Shandong Dawn Polymer Co. Ltd. Class A	9,000	17
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	4,160	17
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	13,500	17
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	4,400	17
	Hainan Haide Capital Management Co. Ltd. Class A	11,165	17
	Jiangsu ToLand Alloy Co. Ltd. Class A	4,030	17
	Qingdao Gaoce Technology Co. Ltd. Class A	2,861	17
	Ausnutria Dairy Corp. Ltd.	46,000	16
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	20,800	16
*	China Reform Health Management & Services Group Co. Ltd. Class A	7,900	16
*	RiseSun Real Estate Development Co. Ltd. Class A	61,300	16
[3]	Shenzhen Desay Battery Technology Co. Class A	3,600	16
	Jiangxi Wannianqing Cement Co. Ltd. Class A	15,700	16
	Black Peony Group Co. Ltd. Class A	19,800	16
*	Shandong Longda Meishi Co. Ltd. Class A	14,700	16
	Guangdong Advertising Group Co. Ltd. Class A	18,900	16
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	2,500	16
	Qingdao East Steel Tower Stock Co. Ltd. Class A	16,000	16
	Jiangsu Guomao Reducer Co. Ltd. Class A	6,700	16
	PNC Process Systems Co. Ltd. Class A	4,320	16
	China National Gold Group Gold Jewellery Co. Ltd. Class A	11,400	16
	Wencan Group Co. Ltd. Class A	2,800	16
	ZWSOFT Co. Ltd. Guangzhou Class A	1,045	16
	Wuxi Paike New Materials Technology Co. Ltd. Class A	1,200	16
*	Youzu Interactive Co. Ltd. Class A	9,200	15
	Shandong Linglong Tyre Co. Ltd. Class A	5,400	15
*	Beijing Water Business Doctor Co. Ltd. Class A	15,600	15
	Han's Laser Technology Industry Group Co. Ltd. Class A	4,900	15
	Shenzhen Sunline Tech Co. Ltd. Class A	10,300	15
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	12,600	15
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	11,060	15
	Wuchan Zhongda Group Co. Ltd. Class A	23,600	15
	Shanghai Runda Medical Technology Co. Ltd. Class A	4,900	15
	Beijing GeoEnviron Engineering & Technology Inc. Class A	14,600	15
	Keshun Waterproof Technologies Co. Ltd. Class A	16,460	15
	Intco Medical Technology Co. Ltd. Class A	5,300	15
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	31,000	15
	Baowu Magnesium Technology Co. Ltd. Class A	5,300	15
	Qingdao Haier Biomedical Co. Ltd. Class A	2,543	15
	Sichuan Development Lomon Co. Ltd. Class A	15,400	15
	BrightGene Bio-Medical Technology Co. Ltd. Class A	3,059	15
	Wuxi NCE Power Co. Ltd. Class A	2,660	15
	Beyondsoft Corp. Class A	8,800	15
	Henan Mingtai Al Industrial Co. Ltd. Class A	8,800	15
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	8,800	15
	Guangdong No. 2 Hydropower Engineering Co. Ltd. Class A	21,400	15
	Pacific Textiles Holdings Ltd.	77,000	14
	CETC Potevio Science & Technology Co. Ltd. Class A	4,600	14

		Shares	Market Value ($000)
*	Jinke Properties Group Co. Ltd. Class A	57,200	14
	Beijing Originwater Technology Co. Ltd. Class A	20,105	14
	JSTI Group Class A	18,000	14
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	14
	C&S Paper Co. Ltd. Class A	9,200	14
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	3,400	14
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	9,300	14
	Shandong Hi-speed Co. Ltd. Class A	14,300	14
	Laobaixing Pharmacy Chain JSC Class A	3,328	14
	Dian Diagnostics Group Co. Ltd. Class A	3,800	14
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	7,500	14
	Guangdong Dowstone Technology Co. Ltd. Class A	9,200	14
	Zhejiang Medicine Co. Ltd. Class A	9,000	14
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	8,500	14
	Shandong Jinjing Science & Technology Co. Ltd. Class A	14,500	14
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	14,600	14
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	1,700	14
	Bafang Electric Suzhou Co. Ltd. Class A	1,680	14
	Shenzhen Leaguer Co. Ltd. Class A	12,000	14
	Era Co. Ltd. Class A	18,600	14
*,2	Archosaur Games Inc.	57,000	14
*	Beijing Compass Technology Development Co. Ltd. Class A	1,700	14
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	6,500	14
	Foryou Corp. Class A	2,900	14
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	12,870	14
	Ningbo Zhenyu Technology Co. Ltd. Class A	1,800	14
	Nuode New Materials Co. Ltd. Class A	17,200	14
*	Hainan Airport Infrastructure Co. Ltd. Class A	23,721	14
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	1,886	14
	BBMG Corp. Class H	133,000	13
	Fujian Star-net Communication Co. Ltd. Class A	5,100	13
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	8,700	13
*	Sichuan Hexie Shuangma Co. Ltd. Class A	6,000	13
	Hangxiao Steel Structure Co. Ltd. Class A	28,100	13
*	Zhejiang Narada Power Source Co. Ltd. Class A	6,900	13
	Xinjiang Tianshan Cement Co. Ltd. Class A	13,800	13
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	7,500	13
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	12,800	13
	Porton Pharma Solutions Ltd. Class A	3,200	13
*	Aotecar New Energy Technology Co. Ltd. Class A	30,000	13
	Shenzhen Changhong Technology Co. Ltd. Class A	5,000	13
	Chengdu Wintrue Holding Co. Ltd. Class A	10,800	13
	Moon Environment Technology Co. Ltd. Class A	6,600	13
	Anhui Guangxin Agrochemical Co. Ltd. Class A	5,740	13
	Guizhou Chanhen Chemical Corp. Class A	4,900	13
	Jiangsu Cnano Technology Co. Ltd. Class A	3,205	13
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	8,900	13
	Piesat Information Technology Co. Ltd. Class A	1,895	13
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	7,300	13
*	Jiangxi Ganneng Co. Ltd. Class A	11,100	13
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	1,500	13
	Tayho Advanced Materials Group Co. Ltd. Class A	5,700	12
	Yunda Holding Co. Ltd. Class A	9,800	12
*	PCI Technology Group Co. Ltd. Class A	14,900	12
*	ChemPartner PharmaTech Co. Ltd. Class A	9,798	12
	Hainan Poly Pharm Co. Ltd. Class A	3,500	12

		Shares	Market Value ($000)
	Hisense Visual Technology Co. Ltd. Class A	3,500	12
	Grandblue Environment Co. Ltd. Class A	4,800	12
	HLA Group Corp. Ltd. Class A	11,413	12
	Hunan Aihua Group Co. Ltd. Class A	3,800	12
	Skyworth Digital Co. Ltd. Class A	6,900	12
	Lier Chemical Co. Ltd. Class A	6,800	12
	CTS International Logistics Corp. Ltd. Class A	10,800	12
	Chongqing Rural Commercial Bank Co. Ltd. Class A	20,400	12
	China Zheshang Bank Co. Ltd. Class A	33,540	12
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	6,600	12
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	9,900	12
*	Hwa Create Co. Ltd. Class A	3,700	12
*	Shenzhen Deren Electronic Co. Ltd. Class A	7,900	12
*	Xian International Medical Investment Co. Ltd. Class A	9,600	12
	Winall Hi-Tech Seed Co. Ltd. Class A	8,960	12
	Jade Bird Fire Co. Ltd. Class A	5,590	12
	Hubei Yihua Chemical Industry Co. Ltd. Class A	9,000	12
	Jingjin Equipment Inc. Class A	3,760	12
	Hunan Zhongke Electric Co. Ltd. Class A	7,500	12
	KBC Corp. Ltd. Class A	1,055	12
	Tibet Mineral Development Co. Class A	3,600	12
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	4,293	12
	Jiangsu Amer New Material Co. Ltd. Class A	11,600	12
	Sineng Electric Co. Ltd. Class A	3,144	12
	Marssenger Kitchenware Co. Ltd. Class A	4,800	12
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	5,798	12
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	1,447	12
*	Kidswant Children Products Co. Ltd. Class A	9,400	12
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	16,700	11
*	China High Speed Transmission Equipment Group Co. Ltd.	51,000	11
	Joyoung Co. Ltd. Class A	5,800	11
*	Shenzhen Airport Co. Ltd. Class A	11,600	11
*	Beijing SuperMap Software Co. Ltd. Class A	4,000	11
	M-Grass Ecology & Environment Group Co. Ltd. Class A	19,800	11
	Yutong Bus Co. Ltd. Class A	5,600	11
	Anhui Xinhua Media Co. Ltd. Class A	10,400	11
*	Sichuan Haite High-tech Co. Ltd. Class A	7,900	11
	Wuhu Token Science Co. Ltd. Class A	11,500	11
*	Focused Photonics Hangzhou Inc. Class A	4,200	11
	Betta Pharmaceuticals Co. Ltd. Class A	1,400	11
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	2,900	11
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	7,900	11
	PharmaBlock Sciences Nanjing Inc. Class A	1,800	11
	Shinva Medical Instrument Co. Ltd. Class A	3,000	11
	Ningbo Yunsheng Co. Ltd. Class A	10,100	11
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	3,000	11
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	6,800	11
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	29,300	11
	Sinofibers Technology Co. Ltd. Class A	2,700	11
*	CanSino Biologics Inc. Class A	948	11
	Shandong WIT Dyne Health Co. Ltd. Class A	2,300	11
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	3,100	11
	Sichuan Jiuzhou Electric Co. Ltd. Class A	9,400	11
	Jinlei Technology Co. Ltd. Class A	2,700	11
	Windey Energy Technology Group Co. Ltd. Class A	7,150	11
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	19,100	11
	Suplet Power Co. Ltd. Class A	4,550	11

		Shares	Market Value ($000)
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	2,200	11
*	Fujian Snowman Co. Ltd. Class A	9,600	11
*	JS Corrugating Machinery Co. Ltd. Class A	5,100	11
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	2,000	11
	Fujian Boss Software Development Co. Ltd. Class A	5,100	11
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	1,813	11
	Shenzhen Xinyichang Technology Co. Ltd. Class A	798	11
	Shanghai Bailian Group Co. Ltd. Class B	19,200	10
	Hand Enterprise Solutions Co. Ltd. Class A	8,300	10
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	3,700	10
	FAWER Automotive Parts Co. Ltd. Class A	12,500	10
	Guocheng Mining Co. Ltd. Class A	7,100	10
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	25,700	10
	Qinhuangdao Port Co. Ltd. Class A	23,500	10
*	Yonghui Superstores Co. Ltd. Class A	22,800	10
	China National Medicines Corp. Ltd. Class A	2,300	10
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	22,500	10
	Dashang Co. Ltd. Class A	4,100	10
	Anhui Expressway Co. Ltd. Class A	6,700	10
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	6,700	10
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	7,700	10
*	Tech-Bank Food Co. Ltd. Class A	18,000	10
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	5,100	10
	Jinneng Science&Technology Co. Ltd. Class A	8,500	10
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	13,700	10
	Bank of Changsha Co. Ltd. Class A	10,000	10
*	Fangda Special Steel Technology Co. Ltd. Class A	15,200	10
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	7,200	10
*	Blivex Energy Technology Co. Ltd. Class A	49,300	10
	Xiamen Xiangyu Co. Ltd. Class A	11,000	10
*	Shanghai DZH Ltd. Class A	9,200	10
	Jinko Power Technology Co. Ltd. Class A	19,500	10
	Tianjin Teda Co. Ltd. Class A	17,600	10
*	Shenzhen Comix Group Co. Ltd. Class A	10,700	10
*	Wondershare Technology Group Co. Ltd. Class A	900	10
	Shenzhen Microgate Technology Co. Ltd. Class A	7,000	10
*	Orient Group Inc. Class A	32,200	10
*	China Express Airlines Co. Ltd. Class A	9,600	10
	Gongniu Group Co. Ltd. Class A	700	10
	Guangdong Aofei Data Technology Co. Ltd. Class A	8,207	10
	Zhongtai Securities Co. Ltd. Class A	9,800	10
	Longhua Technology Group Luoyang Co. Ltd. Class A	10,000	10
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	7,800	10
*	Bestway Marine & Energy Technology Co. Ltd. Class A	16,200	10
	QuakeSafe Technologies Co. Ltd. Class A	3,839	10
	Chinalin Securities Co. Ltd. Class A	5,200	10
*	Archermind Technology Nanjing Co. Ltd. Class A	1,600	10
	Luyang Energy-Saving Materials Co. Ltd.	4,400	10
*	Triumph New Energy Co. Ltd. Class A	5,200	10
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	4,400	10
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	2,400	10
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	5,000	10
*	Jiangsu Lopal Tech Co. Ltd. Class A	6,000	10
	Jinghua Pharmaceutical Group Co. Ltd. Class A	7,900	10
	Zhejiang Tiantie Industry Co. Ltd. Class A	12,100	10
	Wuhan Keqian Biology Co. Ltd. Class A	3,714	10
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	1,716	10
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	8,300	10

		Shares	Market Value ($000)
*	Shenzhen Clou Electronics Co. Ltd. Class A	12,800	10
*	Zhongtong Bus Co. Ltd. Class A	7,200	10
*	Antong Holdings Co. Ltd. Class A	26,900	10
	Yunnan Energy Investment Co. Ltd. Class A	7,100	10
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	4,300	10
*	Great Chinasoft Technology Co. Ltd. Class A	6,000	10
	Henan Liliang Diamond Co. Ltd. Class A	2,000	10
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	1,400	10
*	Beijing Sinohytec Co. Ltd. Class A	1,365	10
	Qilu Bank Co. Ltd. Class A	17,700	10
	Sichuan Injet Electric Co. Ltd. Class A	1,200	10
	Eastern Communications Co. Ltd. Class B	24,000	9
	Suofeiya Home Collection Co. Ltd. Class A	4,100	9
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	41,700	9
*	Dongjiang Environmental Co. Ltd. Class A	11,300	9
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	7,600	9
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	4,000	9
	Estun Automation Co. Ltd. Class A	3,200	9
	Chow Tai Seng Jewellery Co. Ltd. Class A	4,300	9
	Heilongjiang Agriculture Co. Ltd. Class A	4,800	9
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,100	9
	Sinochem International Corp. Class A	14,500	9
	Xiamen ITG Group Corp. Ltd. Class A	9,700	9
*	China Film Co. Ltd. Class A	5,228	9
	Sumavision Technologies Co. Ltd. Class A	11,000	9
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	12,700	9
	Shanghai Stonehill Technology Co. Ltd. Class A	20,000	9
	Financial Street Holdings Co. Ltd. Class A	16,400	9
	China West Construction Group Co. Ltd. Class A	10,000	9
	Sinosteel Engineering & Technology Co. Ltd. Class A	10,200	9
	Goldenmax International Group Ltd. Class A	7,000	9
	CSSC Science & Technology Co. Ltd. Class A	3,600	9
	Shanghai AtHub Co. Ltd. Class A	3,360	9
	Shennan Circuits Co. Ltd. Class A	900	9
	Unilumin Group Co. Ltd. Class A	9,400	9
	China Enterprise Co. Ltd. Class A	20,201	9
	China Publishing & Media Co. Ltd. Class A	7,800	9
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	2,660	9
	Shanghai Bailian Group Co. Ltd. Class A	6,400	9
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	13,100	9
	Tibet Urban Development & Investment Co. Ltd. Class A	6,100	9
	Xinjiang Joinworld Co. Ltd. Class A	9,200	9
	Shanghai Yaoji Technology Co. Ltd. Class A	2,700	9
	Hangzhou Dptech Technologies Co. Ltd. Class A	4,350	9
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	5,000	9
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	4,800	9
*	Anhui Tatfook Technology Co. Ltd. Class A	6,000	9
	Shenzhen Click Technology Co. Ltd. Class A	4,400	9
*	Autel Intelligent Technology Corp. Ltd. Class A	2,499	9
	Ligao Foods Co. Ltd. Class A	1,200	9
	Zhejiang Hailide New Material Co. Ltd. Class A	12,000	9
	Xilinmen Furniture Co. Ltd. Class A	3,600	9
	Beijing Dahao Technology Corp. Ltd. Class A	4,920	9
	Shantui Construction Machinery Co. Ltd. Class A	11,900	9
	Rianlon Corp. Class A	2,100	9
	CCCG Real Estate Corp. Ltd. Class A	5,900	9
*	New Journey Health Technology Group Co. Ltd. Class A	20,400	9
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	3,900	9

		Shares	Market Value ($000)
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	3,500	9
	Central China Land Media Co. Ltd. Class A	6,500	9
	INESA Intelligent Tech Inc. Class A	5,300	9
	Ningbo Huaxiang Electronic Co. Ltd. Class A	4,200	8
*	Hytera Communications Corp. Ltd. Class A	8,400	8
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	10,800	8
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,200	8
	Bluestar Adisseo Co. Class A	7,400	8
	Ningbo Peacebird Fashion Co. Ltd. Class A	3,600	8
*	Beijing VRV Software Corp. Ltd. Class A	10,400	8
	Renhe Pharmacy Co. Ltd. Class A	8,300	8
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	7,900	8
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	5,500	8
	Guangzhou Zhiguang Electric Co. Ltd. Class A	7,900	8
	Shenzhen Center Power Tech Co. Ltd. Class A	3,900	8
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	2,300	8
	Anhui Heli Co. Ltd. Class A	3,600	8
	Bear Electric Appliance Co. Ltd. Class A	1,100	8
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	2,700	8
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	5,800	8
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	29,100	8
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	1,543	8
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	36,600	8
	Truking Technology Ltd. Class A	4,900	8
	Jenkem Technology Co. Ltd. Class A	437	8
*	Delixi New Energy Technology Co. Ltd. Class A	3,000	8
*	5I5J Holding Group Co. Ltd. Class A	20,800	7
	Aerospace Hi-Tech Holdings Group Ltd. Class A	4,900	7
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	10,000	7
	Shandong Xiantan Co. Ltd. Class A	7,300	7
	COFCO Biotechnology Co. Ltd. Class A	7,000	7
	Monalisa Group Co. Ltd. Class A	3,500	7
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	2,800	7
	Hangzhou Onechance Tech Corp. Class A	2,000	7
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	424	7
	Yibin Tianyuan Group Co. Ltd. Class A	9,000	7
	Shenzhen Das Intellitech Co. Ltd. Class A	12,700	6
	Chengzhi Co. Ltd. Class A	4,900	6
*	Konka Group Co. Ltd. Class A	10,500	6
	Anhui Jinhe Industrial Co. Ltd. Class A	2,000	6
	BGI Genomics Co. Ltd. Class A	800	6
	Luoniushan Co. Ltd. Class A	7,800	6
	Digital China Information Service Group Co. Ltd. Class A	3,500	6
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	11,700	6
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	4,300	6
	Gansu Shangfeng Cement Co. Ltd. Class A	4,920	6
	PhiChem Corp. Class A	2,600	6
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	2,800	6
*	Wuxi Boton Technology Co. Ltd. Class A	2,600	6
	Client Service International Inc. Class A	2,850	6
*	Lancy Co. Ltd. Class A	2,300	6
	Shandong Head Group Co. Ltd. Class A	2,000	6
*	Guizhou Zhongyida Co. Ltd. Class A	6,000	6
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	9,000	5
*	Shanying International Holding Co. Ltd. Class A	15,900	5
	ADAMA Ltd. Class A	5,000	5
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	6,100	5
*	Jin Tong Ling Technology Group Co. Ltd. Class A	12,200	5

		Shares	Market Value ($000)
*	Beijing North Star Co. Ltd. Class H	44,000	4
	Maccura Biotechnology Co. Ltd. Class A	1,500	3
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	2,100	3
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	900	2
*,3	Yango Group Co. Ltd. Class A	15,800	1
*,3	China Zhongwang Holdings Ltd.	133,200	—
			238,225
Colombia (0.0%)
	Bancolombia SA	51,333	405
	Bancolombia SA ADR	3,800	105
			510
Czech Republic (0.0%)
	Komercni Banka A/S	14,587	452
[2]	Moneta Money Bank A/S	78,199	306
			758
Denmark (2.4%)
	Novo Nordisk A/S Class B	516,695	52,788
*	Vestas Wind Systems A/S	166,669	4,608
	DSV A/S	29,492	4,437
*	Genmab A/S	10,895	3,427
	Coloplast A/S Class B	20,769	2,451
	Pandora A/S	13,808	1,864
	AP Moller - Maersk A/S Class B	1,122	1,772
	Novozymes A/S Class B	34,139	1,770
	Chr Hansen Holding A/S	17,821	1,427
	Tryg A/S	54,222	1,170
	Ringkjoebing Landbobank A/S	5,226	725
*	Demant A/S	16,451	698
*	GN Store Nord A/S	24,544	578
*	Jyske Bank A/S (Registered)	7,959	551
*	NKT A/S	8,757	544
	Sydbank A/S	10,541	463
*	Zealand Pharma A/S Class A	9,400	461
*	Ambu A/S Class B	29,441	401
	ROCKWOOL A/S Class B	1,301	352
*	ALK-Abello A/S Class B	19,927	276
*	Bavarian Nordic A/S	11,240	274
	Topdanmark A/S	5,466	257
	AP Moller - Maersk A/S Class A	131	203
	D/S Norden A/S	4,309	195
	Alm Brand A/S	109,972	181
	H Lundbeck A/S	38,008	181
*,2	Netcompany Group A/S	5,066	162
	Spar Nord Bank A/S	10,053	153
	TORM plc Class A	4,874	139
	Chemometec A/S	2,439	122
	Dfds A/S	3,398	105
*	NTG Nordic Transport Group A/S	2,231	91
	Schouw & Co. A/S	966	76
	H Lundbeck A/S Class A	15,796	68
			82,970
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	351,576	879
*	EFG Holding S.A.E.	224,472	134
	Telecom Egypt Co.	67,366	78

		Shares	Market Value ($000)
	Madinet Masr For Housing & Development	440,666	57
			1,148
Finland (0.8%)
	Nordea Bank Abp	565,143	6,362
	Sampo OYJ Class A	80,076	3,502
	Nokia OYJ	876,069	3,073
	UPM-Kymmene OYJ	86,562	3,028
	Kone OYJ Class B	55,219	2,458
	Stora Enso OYJ	100,125	1,301
	Elisa OYJ	26,310	1,178
	Kesko OYJ Class B	48,089	920
	Valmet OYJ	29,055	776
	Orion OYJ Class B	16,923	671
	Huhtamaki OYJ	13,827	536
*	Mandatum OYJ	80,076	343
	Kojamo OYJ	29,350	327
	TietoEVRY OYJ	13,403	294
	Kemira OYJ	16,586	279
*	QT Group OYJ	3,324	230
	Nokian Renkaat OYJ	22,781	185
	Uponor OYJ	4,380	135
[2]	Terveystalo OYJ	12,303	97
	Tokmanni Group Corp.	6,631	93
	Revenio Group OYJ	3,330	84
	Sanoma OYJ	9,386	71
	Citycon OYJ	10,816	61
	YIT OYJ	17,941	38
	F-Secure OYJ	15,991	32
*,1	Finnair OYJ	691,492	28
	Raisio OYJ	10,911	23
*,3	Ahlstrom-Munksjo OYJ	884	17
			26,142
France (4.3%)
	L'Oreal SA	38,070	17,889
	Sanofi SA	179,355	16,728
	Hermes International SCA	5,632	11,672
	BNP Paribas SA	176,589	11,102
	EssilorLuxottica SA	50,196	9,585
	AXA SA	294,707	9,189
	Danone SA	101,759	6,543
	Kering SA	11,863	5,103
	STMicroelectronics NV	107,495	5,103
	Legrand SA	43,471	4,193
	Cie Generale des Etablissements Michelin SCA	118,004	3,968
	Orange SA	304,425	3,751
	Publicis Groupe SA	38,512	3,255
	Societe Generale SA	116,283	2,926
	Credit Agricole SA	185,308	2,429
	Edenred SE	42,058	2,291
	Carrefour SA	98,255	1,863
	Sodexo SA	13,048	1,398
	Teleperformance SE	9,757	1,369
	Renault SA	30,366	1,193
	Eurofins Scientific SE	20,408	1,187
	Getlink SE	63,125	1,153
	Vivendi SE	118,758	1,124
*	Unibail-Rodamco-Westfield	17,245	1,099

		Shares	Market Value ($000)
	Gecina SA	9,854	1,091
	Accor SA	30,947	1,076
	Arkema SA	10,425	1,061
	Rexel SA	41,742	1,007
	Klepierre SA	36,788	926
	Sartorius Stedim Biotech	3,908	881
	SCOR SE	26,091	824
*	SOITEC	4,240	769
	BioMerieux	6,809	733
	Elis SA	36,483	703
*,2	Worldline SA	41,389	643
	Aeroports de Paris SA	5,173	638
	Ipsen SA	5,642	636
	Eurazeo SE	8,356	628
[2]	Amundi SA	8,982	554
	Valeo SE	36,454	529
	Wendel SE	6,047	512
	Covivio SA	10,369	507
	SEB SA	4,243	484
*	Ubisoft Entertainment SA	16,489	469
*	Forvia SE (XPAR)	22,754	449
	Sopra Steria Group SACA	2,088	431
	SES SA Class A ADR	65,108	387
[2]	Verallia SA	10,675	380
	Rubis SCA	14,163	344
[2]	Neoen SA	10,498	321
	IPSOS SA	5,456	294
*	Air France-KLM	17,648	224
	Societe BIC SA	3,244	218
	Virbac SACA	653	204
[2]	ALD SA	29,044	200
*	JCDecaux SE	9,912	189
*	Sodexo SA	1,731	186
	Trigano SA	1,174	181
	Coface SA	13,403	163
	Peugeot Invest	1,412	151
	Imerys SA	5,164	150
*	SES-imagotag SA	1,260	142
	ICADE	3,864	140
	Interparfums SA	2,514	135
*	Carmila SA	7,818	121
	Metropole Television SA	8,254	113
*,1	Eutelsat Communications SACA	26,152	108
	Mercialys SA	10,812	107
	Lagardere SA	5,247	103
	Argan SA	1,104	94
*	ID Logistics Group SACA	296	93
	Television Francaise 1 SA	11,409	88
	Cie Plastic Omnium SE	7,053	88
*,1	Valneva SE	15,268	88
	Nexity SA	5,129	77
*	Voltalia SA (Registered)	7,203	76
	Quadient SA	3,391	69
*,2	X-Fab Silicon Foundries SE	6,005	69
	Beneteau SACA	4,558	56
*	Forvia SE (MTAA)	2,833	55
	Antin Infrastructure Partners SA	4,064	53
	Derichebourg SA	9,125	48

		Shares	Market Value ($000)
	Fnac Darty SA	1,500	43
	Vetoquinol SA	410	43
	LISI SA	1,700	42
*,2	Elior Group SA	15,833	41
*	Euroapi SA	6,766	38
*	OVH Groupe SAS	4,002	38
	Vicat SACA	723	26
	Bonduelle SCA	2,165	25
	Clariane SE	10,120	24
*	Believe SA	2,144	24
	Manitou BF SA	983	23
[2]	Maisons du Monde SA	4,411	22
	Altarea SCA	275	21
	Boiron SA	374	17
	GL Events SACA	718	15
*,2	SMCP SA	3,555	13
	Jacquet Metals SACA	618	12
*,2	Aramis Group SAS	2,503	12
	Lisi SA	498	12
	Equasens	152	10
*,1	Casino Guichard Perrachon SA	4,805	3
			147,683
Germany (5.1%)
	SAP SE	180,659	28,738
	Allianz SE (Registered)	65,618	16,499
	Deutsche Telekom AG (Registered)	558,583	13,388
	Mercedes-Benz Group AG	141,927	9,228
	Infineon Technologies AG	214,901	8,292
	Deutsche Post AG	156,476	7,353
	Deutsche Boerse AG	30,462	5,791
	adidas AG	27,269	5,708
	Bayer AG (Registered)	162,228	5,553
	Bayerische Motoren Werke AG	51,814	5,406
	Deutsche Bank AG (Registered)	334,081	4,162
	Merck KGaA	21,405	3,749
	Vonovia SE	114,003	3,171
	Daimler Truck Holding AG	87,837	2,853
[2]	Siemens Healthineers AG	45,050	2,600
	Symrise AG Class A	22,025	2,479
	Hannover Rueck SE	10,184	2,431
	Beiersdorf AG	16,914	2,371
	Brenntag SE	26,499	2,293
	Fresenius SE & Co. KGaA	68,982	2,191
	Commerzbank AG	173,111	2,119
	Heidelberg Materials AG	24,005	1,960
	Henkel AG & Co. KGaA	25,637	1,791
*,2	Covestro AG	30,793	1,619
*	QIAGEN NV	38,115	1,564
	Continental AG	18,415	1,429
	Fresenius Medical Care AG & Co. KGaA	34,350	1,411
	Puma SE	16,907	1,092
	GEA Group AG	29,598	1,089
*,2	Delivery Hero SE	31,396	995
*	LEG Immobilien SE	12,606	966
[2]	Scout24 SE	13,051	909
*,2	Zalando SE	36,740	876
*	Deutsche Lufthansa AG (Registered)	99,845	869
	Nemetschek SE	9,177	801

		Shares	Market Value ($000)
	HUGO BOSS AG	10,382	728
	Freenet AG	25,754	723
	Bechtle AG	14,491	719
	Knorr-Bremse AG	10,541	661
	AIXTRON SE	17,609	641
	Evonik Industries AG	33,382	624
	FUCHS SE	17,918	609
	Talanx AG	7,940	576
	Gerresheimer AG	5,802	550
	Carl Zeiss Meditec AG	6,073	545
*	Evotec SE	26,838	544
	K+S AG (Registered)	33,188	492
	Rational AG	758	486
	KION Group AG	12,460	454
	Aurubis AG	5,306	439
*	HelloFresh SE	26,996	414
	LANXESS AG	15,836	385
	Siltronic AG	3,920	374
*,2	TeamViewer SE	23,522	341
	United Internet AG (Registered)	14,972	335
*	Fraport AG Frankfurt Airport Services Worldwide	5,751	329
	Telefonica Deutschland Holding AG	128,043	328
	Stabilus SE	5,198	325
*	TAG Immobilien AG	23,320	320
*	Aroundtown SA	122,384	288
*	Vitesco Technologies Group AG	2,797	286
	Wacker Chemie AG	2,306	282
	Hella GmbH & Co. KGaA	3,181	277
	Krones AG	2,409	272
*	Encavis AG	17,519	261
*	Nordex SE	22,081	245
	ProSiebenSat.1 Media SE	33,053	208
[2]	Befesa SA	5,842	205
	CANCOM SE	6,192	185
	Kontron AG	7,644	182
	RTL Group SA	5,013	181
	Jenoptik AG	6,378	172
	Salzgitter AG	5,752	171
	Suedzucker AG	11,157	171
*,2	Redcare Pharmacy NV	1,210	171
	Fielmann Group AG	3,222	170
	Deutsche Wohnen SE	6,821	166
	Stroeer SE & Co. KGaA	2,800	163
*	flatexDEGIRO AG	13,702	160
	CompuGroup Medical SE & Co. KGaA	3,988	154
[2]	DWS Group GmbH & Co. KGaA	4,350	148
	Duerr AG	6,459	142
*,1	MorphoSys AG	5,355	142
	Sixt SE	1,407	140
*	Grand City Properties SA	13,736	136
*	Synlab AG (XETR)	12,621	134
	PNE AG	9,583	127
	Atoss Software AG	530	124
*	METRO AG	17,397	117
*,1	Nagarro SE	1,273	116
	1&1 AG	6,154	113
	GRENKE AG	4,528	113
	Elmos Semiconductor SE	1,252	108

		Shares	Market Value ($000)
	VERBIO Vereinigte BioEnergie AG	3,048	105
*	Hypoport SE	693	103
	Dermapharm Holding SE	2,315	103
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,398	98
*,2	Auto1 Group SE	14,476	91
*	SMA Solar Technology AG	1,388	84
[2]	Deutsche Pfandbriefbank AG	13,314	82
	GFT Technologies SE	2,312	81
	Wacker Neuson SE	3,980	74
	Hamburger Hafen und Logistik AG	3,890	71
	Norma Group SE	4,214	71
	Energiekontor AG	948	68
*	CECONOMY AG	27,072	65
	Draegerwerk AG & Co. KGaA	1,290	63
	Deutz AG	12,936	61
	Vossloh AG	1,407	61
	Hornbach Holding AG & Co. KGaA	867	56
*	Adtran Networks SE	2,375	52
	BayWa AG	1,543	50
	Takkt AG	2,938	42
	STRATEC SE	976	42
	Software AG	1,198	41
	Adesso SE	385	41
	KWS Saat SE & Co. KGaA	726	40
*,1	Varta AG	1,838	40
	PATRIZIA SE	5,145	40
*	About You Holding SE	6,895	34
	New Work SE	399	32
	Secunet Security Networks AG	181	28
	Deutsche Beteiligungs AG	832	23
	BRANICKS Group AG	5,723	20
	CropEnergies AG	2,432	19
	Deutsche EuroShop AG	797	16
	Basler AG	1,584	16
	Sartorius AG	49	13
	ElringKlinger AG	1,438	9
	Wuestenrot & Wuerttembergische AG	318	5
	Synlab AG	1	—
			173,658
Greece (0.1%)
*	National Bank of Greece SA	123,401	846
*	Eurobank Ergasias Services & Holdings SA	445,726	822
*	Alpha Services & Holdings SA	362,655	617
	Hellenic Telecommunications Organization SA	32,150	472
	JUMBO SA	16,495	432
*	Piraeus Financial Holdings SA	121,034	431
*	Aegean Airlines SA	9,423	118
	Terna Energy SA	6,176	105
	Fourlis Holdings SA	22,860	103
	Hellenic Exchanges - Athens Stock Exchange SA	17,518	99
	GEK Terna Holding Real Estate Construction SA	5,870	85
	Titan Cement International SA	3,952	85
	Sarantis SA	4,643	39
	Autohellas Tourist & Trading SA	2,922	39
*	Ellaktor SA	13,171	31
	Holding Co. ADMIE IPTO SA	12,993	30
*	LAMDA Development SA	3,908	28
	Viohalco SA	4,507	27

		Shares	Market Value ($000)
	Quest Holdings SA	2,608	16
			4,425
Hong Kong (1.5%)
	AIA Group Ltd.	1,922,200	16,525
	Hong Kong Exchanges & Clearing Ltd.	209,600	7,420
	Sun Hung Kai Properties Ltd.	240,500	2,358
	Techtronic Industries Co. Ltd.	217,500	2,210
	Link REIT	431,220	2,130
	BOC Hong Kong Holdings Ltd.	610,500	1,632
	Lenovo Group Ltd.	1,266,000	1,562
	Hang Seng Bank Ltd.	124,400	1,375
[2]	WH Group Ltd.	1,451,092	932
	Wharf Real Estate Investment Co. Ltd.	266,000	838
	MTR Corp. Ltd.	220,500	790
	Sino Land Co. Ltd.	626,000	630
*,2	Samsonite International SA	207,600	606
	Hongkong Land Holdings Ltd.	178,800	576
[2]	ESR Group Ltd.	447,400	575
	ASMPT Ltd.	53,300	546
	Henderson Land Development Co. Ltd.	184,400	501
	PCCW Ltd.	956,590	485
	Want Want China Holdings Ltd.	790,000	463
	Hang Lung Properties Ltd.	343,000	459
	PRADA SpA	83,200	458
	Wharf Holdings Ltd.	164,000	426
	Swire Properties Ltd.	208,600	405
	Chow Tai Fook Jewellery Group Ltd.	279,000	405
	Swire Pacific Ltd. Class B	345,000	369
	AAC Technologies Holdings Inc.	126,500	356
	SITC International Holdings Co. Ltd.	231,000	349
	Swire Pacific Ltd. Class A	47,000	305
	Bank of East Asia Ltd.	218,600	265
	Orient Overseas International Ltd.	20,500	247
	Hysan Development Co. Ltd.	127,000	238
	Pacific Basin Shipping Ltd.	747,000	227
[2]	BOC Aviation Ltd.	29,200	210
	L'Occitane International SA	72,000	179
	Luk Fook Holdings International Ltd.	55,180	154
	Man Wah Holdings Ltd.	226,800	152
*	Cowell e Holdings Inc.	58,000	146
*	Cathay Pacific Airways Ltd.	144,181	145
	Vitasoy International Holdings Ltd.	130,000	142
	Fortune REIT	220,000	134
	VTech Holdings Ltd.	22,600	133
	Kerry Properties Ltd.	72,500	122
	First Pacific Co. Ltd.	304,000	121
	Yue Yuen Industrial Holdings Ltd.	103,000	118
*	MMG Ltd.	408,000	117
	Hang Lung Group Ltd.	84,000	112
	Giordano International Ltd.	300,000	103
	Nexteer Automotive Group Ltd.	142,000	92
*	Shangri-La Asia Ltd.	134,000	89
	DFI Retail Group Holdings Ltd.	39,400	88
*	Haitong International Securities Group Ltd.	449,430	86
	United Laboratories International Holdings Ltd.	80,000	82
*	Vobile Group Ltd.	247,000	82
	Champion REIT	229,000	76
	Johnson Electric Holdings Ltd.	48,500	75

		Shares	Market Value ($000)
	China Travel International Investment Hong Kong Ltd.	412,000	75
*,2	Sirnaomics Ltd.	11,950	71
*	IGG Inc.	159,000	67
	Stella International Holdings Ltd.	53,500	65
*	Theme International Holdings Ltd.	770,000	57
*	Kingkey Financial International Holdings Ltd.	460,000	55
	Cafe de Coral Holdings Ltd.	40,000	49
*	Hong Kong Technology Venture Co. Ltd.	148,000	47
	Dah Sing Financial Holdings Ltd.	22,000	45
*,1	Realord Group Holdings Ltd.	64,000	45
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	27,000	44
	LK Technology Holdings Ltd.	57,500	43
	HKBN Ltd.	97,500	42
*,2	Everest Medicines Ltd.	15,500	41
	Value Partners Group Ltd.	129,000	40
	Chow Sang Sang Holdings International Ltd.	35,000	39
	Dah Sing Banking Group Ltd.	58,800	38
	Kerry Logistics Network Ltd.	39,500	35
*	Texhong International Group Ltd.	49,000	33
*,2	FIT Hon Teng Ltd.	221,000	33
	SmarTone Telecommunications Holdings Ltd.	65,000	32
	CITIC Telecom International Holdings Ltd.	84,000	32
	Far East Consortium International Ltd.	168,000	30
[2]	JS Global Lifestyle Co. Ltd.	176,000	30
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	60,900	30
*,2	Fosun Tourism Group	36,400	28
	Hutchison Telecommunications Hong Kong Holdings Ltd.	202,000	27
	Asia Cement China Holdings Corp.	93,000	27
	VSTECS Holdings Ltd.	52,000	26
*	Shun Tak Holdings Ltd.	180,000	24
*	C-Mer Eye Care Holdings Ltd.	52,000	24
*,2	Frontage Holdings Corp.	82,000	22
	Truly International Holdings Ltd.	234,000	21
[2]	IMAX China Holding Inc.	24,100	21
	Prosperity REIT	113,000	20
*	Powerlong Real Estate Holdings Ltd.	218,000	20
*	Esprit Holdings Ltd.	357,471	16
*	Television Broadcasts Ltd.	38,900	16
*	Sa Sa International Holdings Ltd.	106,000	14
	Singamas Container Holdings Ltd.	216,000	14
	Texwinca Holdings Ltd.	96,000	12
	SUNeVision Holdings Ltd.	33,000	12
	Guotai Junan International Holdings Ltd.	128,000	10
	EC Healthcare	31,000	8
	K Wah International Holdings Ltd.	26,000	6
*	Apollo Future Mobility Group Ltd.	864,000	5
	Sun Hung Kai & Co. Ltd.	11,000	3
*	CMBC Capital Holdings Ltd.	71,250	3
*	Renze Harvest International Ltd.	64,000	1
			50,919
Hungary (0.1%)
	OTP Bank Nyrt.	38,582	1,605
	Richter Gedeon Nyrt.	26,163	660
	Magyar Telekom Telecommunications plc	55,008	93
			2,358
Iceland (0.0%)
[2]	Arion Banki HF	240,114	234

		Shares	Market Value ($000)
	Sjova-Almennar Tryggingar hf	152,709	38
	Vatryggingafelag Islands Hf	226,296	24
	Siminn HF	238,478	16
			312
India (4.8%)
	HDFC Bank Ltd.	628,340	11,780
	Infosys Ltd.	578,051	10,104
	Axis Bank Ltd.	375,932	4,854
	Bharti Airtel Ltd. (XNSE)	371,191	4,524
	Hindustan Unilever Ltd.	146,896	4,485
	Bajaj Finance Ltd.	39,581	3,384
	Titan Co. Ltd.	68,325	2,863
	HCL Technologies Ltd.	177,137	2,854
	ICICI Bank Ltd.	253,274	2,828
	Maruti Suzuki India Ltd.	21,967	2,797
	Asian Paints Ltd.	73,398	2,746
	Sun Pharmaceutical Industries Ltd.	176,050	2,592
	UltraTech Cement Ltd.	18,558	2,006
	State Bank of India	292,319	1,984
	Power Grid Corp. of India Ltd.	680,717	1,707
	Nestle India Ltd.	5,724	1,663
	Grasim Industries Ltd.	58,872	1,418
	Dr Reddy's Laboratories Ltd.	19,804	1,376
	Adani Ports & Special Economic Zone Ltd.	135,703	1,345
[2]	HDFC Life Insurance Co. Ltd.	161,528	1,341
*	Zomato Ltd.	919,239	1,310
	Bajaj Finserv Ltd.	63,185	1,270
[2]	SBI Life Insurance Co. Ltd.	68,385	1,179
	Cipla Ltd.	80,647	1,173
*,2	Avenue Supermarts Ltd.	23,805	1,128
	Wipro Ltd.	227,359	1,126
	Shriram Finance Ltd.	46,310	1,116
	Britannia Industries Ltd.	19,089	1,110
	Tata Consumer Products Ltd.	94,053	1,062
	Apollo Hospitals Enterprise Ltd.	15,960	1,059
	Eicher Motors Ltd.	22,603	1,058
	Trent Ltd.	30,132	1,008
	Varun Beverages Ltd.	74,163	985
	Hero MotoCorp Ltd.	21,439	983
	Divi's Laboratories Ltd.	21,133	960
	Power Finance Corp. Ltd.	222,442	894
	Max Healthcare Institute Ltd.	115,920	883
*	Adani Green Energy Ltd.	69,599	861
	Cholamandalam Investment & Finance Co. Ltd.	63,516	853
	Bajaj Auto Ltd.	11,215	821
*	Suzlon Energy Ltd.	1,656,755	812
	REC Ltd.	192,167	804
	TVS Motor Co. Ltd.	35,854	803
*	Yes Bank Ltd.	3,339,275	775
*,2	InterGlobe Aviation Ltd.	21,871	710
	Pidilite Industries Ltd.	23,176	709
[2]	ICICI Lombard General Insurance Co. Ltd.	39,834	708
	Godrej Consumer Products Ltd.	58,149	703
	DLF Ltd.	92,780	697
	Persistent Systems Ltd.	8,787	675
	SRF Ltd.	23,167	658
	Info Edge India Ltd.	11,838	656
	Indian Hotels Co. Ltd. Class A	128,150	649

		Shares	Market Value ($000)
	Tube Investments of India Ltd.	16,010	647
	Coforge Ltd.	9,254	641
	Ambuja Cements Ltd.	115,783	611
	CG Power & Industrial Solutions Ltd.	111,728	602
[2]	HDFC Asset Management Co. Ltd.	16,657	593
	Dabur India Ltd.	91,286	589
	Marico Ltd.	89,032	575
	Havells India Ltd.	36,632	573
	PI Industries Ltd.	12,626	571
	Lupin Ltd.	36,696	564
	Colgate-Palmolive India Ltd.	21,308	562
	UPL Ltd.	82,058	562
	APL Apollo Tubes Ltd.	27,072	549
	Tata Elxsi Ltd.	5,517	547
*	One 97 Communications Ltd.	51,834	546
*	IDFC First Bank Ltd.	520,672	533
	Supreme Industries Ltd.	10,002	532
	Federal Bank Ltd.	288,374	510
	KPIT Technologies Ltd.	28,085	506
	Aurobindo Pharma Ltd.	40,137	501
*	Max Financial Services Ltd.	39,681	485
[2]	AU Small Finance Bank Ltd.	53,712	479
*	FSN E-Commerce Ventures Ltd.	218,788	462
	Polycab India Ltd.	7,114	450
	Ashok Leyland Ltd.	203,119	446
	Mphasis Ltd.	15,379	435
	Bank of Baroda	183,685	435
	Embassy Office Parks REIT	111,182	430
*	Delhivery Ltd.	91,155	429
	Page Industries Ltd.	956	427
[2]	ICICI Prudential Life Insurance Co. Ltd.	63,255	427
	Balkrishna Industries Ltd.	13,507	418
	Astral Ltd.	17,818	417
	Indian Railway Catering & Tourism Corp. Ltd.	47,910	406
	Jubilant Foodworks Ltd.	59,920	404
	Adani Total Gas Ltd.	47,263	403
	NMDC Ltd.	183,617	400
	Voltas Ltd.	40,053	398
*	Zee Entertainment Enterprises Ltd.	129,541	394
	Phoenix Mills Ltd.	13,760	392
	Bharti Airtel Ltd.	52,586	389
	Muthoot Finance Ltd.	21,709	386
	Samvardhana Motherson International Ltd.	345,417	382
	SBI Cards & Payment Services Ltd.	42,716	379
[2]	Macrotech Developers Ltd.	34,914	370
	IIFL Finance Ltd.	50,183	367
	Tata Communications Ltd.	17,870	366
	Fortis Healthcare Ltd.	78,951	366
	KEI Industries Ltd.	10,600	366
	BSE Ltd.	12,146	361
[2]	Sona Blw Precision Forgings Ltd.	52,924	354
	Bajaj Holdings & Investment Ltd.	3,984	352
	Torrent Pharmaceuticals Ltd.	13,646	347
	Dixon Technologies India Ltd.	5,245	346
[2]	Bandhan Bank Ltd.	124,169	337
	Dalmia Bharat Ltd.	12,429	330
*	Indus Towers Ltd.	148,928	329
	Canara Bank	67,689	328

		Shares	Market Value ($000)
	Berger Paints India Ltd.	46,816	322
	Mahindra & Mahindra Financial Services Ltd.	96,880	319
	AIA Engineering Ltd.	7,314	315
	LIC Housing Finance Ltd.	53,107	313
	Carborundum Universal Ltd.	21,857	312
	Crompton Greaves Consumer Electricals Ltd.	90,905	311
	ACC Ltd.	13,561	305
	Blue Star Ltd.	25,200	303
	Deepak Nitrite Ltd.	11,462	302
	360 ONE WAM Ltd.	43,818	301
	Indraprastha Gas Ltd.	64,138	300
	Kotak Mahindra Bank Ltd.	14,125	298
	IDFC Ltd.	209,109	297
	Sundram Fasteners Ltd.	19,854	295
	Punjab National Bank	316,030	295
	Angel One Ltd.	7,915	291
	Oberoi Realty Ltd.	17,079	287
	Zydus Lifesciences Ltd.	37,093	284
	Bosch Ltd.	1,084	281
	Apollo Tyres Ltd.	54,622	280
	Ipca Laboratories Ltd.	20,194	274
	Brigade Enterprises Ltd.	27,656	271
[2]	Indian Railway Finance Corp. Ltd.	302,861	271
	Union Bank of India Ltd.	207,024	268
[2]	Laurus Labs Ltd.	58,314	266
	Prestige Estates Projects Ltd.	21,801	263
	Computer Age Management Services Ltd.	7,793	262
	Tata Chemicals Ltd.	22,342	260
	Coromandel International Ltd.	18,638	260
	Sonata Software Ltd.	15,729	257
	Schaeffler India Ltd.	7,534	257
*	GMR Airports Infrastructure Ltd.	342,111	246
	Amara Raja Energy & Mobility Ltd.	28,315	241
	Narayana Hrudayalaya Ltd.	16,140	237
	Cholamandalam Financial Holdings Ltd.	20,025	236
	Escorts Kubota Ltd.	6,114	231
	Central Depository Services India Ltd.	10,163	231
	Navin Fluorine International Ltd.	5,160	229
[2]	RBL Bank Ltd.	81,059	228
	Kajaria Ceramics Ltd.	14,110	226
	NHPC Ltd.	339,704	222
	Linde India Ltd.	3,212	221
	Emami Ltd.	36,251	220
*	Suven Pharmaceuticals Ltd.	27,271	216
	Elgi Equipments Ltd.	33,761	215
	Gujarat Fluorochemicals Ltd.	6,143	210
*	PVR Inox Ltd.	10,128	209
*	CreditAccess Grameen Ltd.	10,221	208
	Biocon Ltd.	72,396	207
	Glenmark Pharmaceuticals Ltd.	21,865	205
	Aarti Industries Ltd.	30,604	204
	Birlasoft Ltd.	26,813	203
	JB Chemicals & Pharmaceuticals Ltd.	11,620	202
	JK Cement Ltd.	4,602	201
	Exide Industries Ltd.	58,485	200
[2]	Syngene International Ltd.	22,167	200
	Piramal Enterprises Ltd.	17,879	199
	Grindwell Norton Ltd.	7,784	196

		Shares	Market Value ($000)
	Atul Ltd.	2,438	193
	Redington Ltd.	99,304	192
	SKF India Ltd.	3,474	192
	Alkem Laboratories Ltd.	3,359	190
	Motherson Sumi Wiring India Ltd.	257,220	190
	Bank of India	150,769	188
*	Vodafone Idea Ltd.	1,202,030	188
[2]	Nippon Life India Asset Management Ltd.	37,289	187
	Poonawalla Fincorp Ltd.	37,551	185
	Manappuram Finance Ltd.	93,394	184
	Chambal Fertilisers & Chemicals Ltd.	48,046	183
	Thermax Ltd.	6,011	183
	eClerx Services Ltd.	5,713	183
	UNO Minda Ltd.	22,490	182
	Bayer CropScience Ltd.	2,800	180
	Welspun Corp. Ltd.	28,252	180
	Indian Bank	37,677	180
*	Aditya Birla Capital Ltd.	88,884	179
	Can Fin Homes Ltd.	19,134	179
	Natco Pharma Ltd.	18,535	176
	CRISIL Ltd.	3,429	176
	NCC Ltd.	87,842	175
[2]	Dr Lal PathLabs Ltd.	5,395	175
*,2	Aster DM Healthcare Ltd.	37,831	173
	Finolex Cables Ltd.	14,765	171
*,2	PNB Housing Finance Ltd.	18,371	171
	Gujarat Gas Ltd.	32,791	170
	KPR Mill Ltd.	16,373	170
	Kalyan Jewellers India Ltd.	43,321	169
	V-Guard Industries Ltd.	45,528	165
	Vedant Fashions Ltd.	9,932	163
	Mahanagar Gas Ltd.	12,969	162
	Kansai Nerolac Paints Ltd.	42,100	162
	Karur Vysya Bank Ltd.	87,116	162
	KEC International Ltd.	23,123	161
	Westlife Foodworld Ltd.	14,918	161
	Great Eastern Shipping Co. Ltd.	15,222	160
	Bata India Ltd.	8,230	160
	Poly Medicure Ltd.	8,476	155
	Zensar Technologies Ltd.	23,716	153
	Finolex Industries Ltd.	61,665	153
	Indiabulls Housing Finance Ltd.	61,634	151
	Oracle Financial Services Software Ltd.	3,124	150
*	Aditya Birla Fashion & Retail Ltd.	54,020	150
[2]	Indian Energy Exchange Ltd.	86,389	149
	Ajanta Pharma Ltd.	6,240	148
[2]	Mindspace Business Parks REIT	38,203	147
*,2	Lemon Tree Hotels Ltd.	107,192	147
	Balrampur Chini Mills Ltd.	25,755	146
	City Union Bank Ltd.	82,480	145
	AstraZeneca Pharma India Ltd.	2,527	144
*,2	Krishna Institute of Medical Sciences Ltd.	6,140	144
*	Devyani International Ltd.	67,918	143
	EIH Ltd.	49,359	141
	Motilal Oswal Financial Services Ltd.	9,746	141
	Gateway Distriparks Ltd.	112,713	140
	Intellect Design Arena Ltd.	15,767	139
	JK Lakshmi Cement Ltd.	14,107	138

		Shares	Market Value ($000)
[2]	New India Assurance Co. Ltd.	44,883	138
	UTI Asset Management Co. Ltd.	13,965	138
	Jindal Saw Ltd.	24,514	137
	Multi Commodity Exchange of India Ltd.	3,581	137
	Lakshmi Machine Works Ltd.	860	136
	Whirlpool of India Ltd.	7,161	135
	National Aluminium Co. Ltd.	120,978	134
	Sumitomo Chemical India Ltd.	27,465	134
*	Affle India Ltd.	10,011	134
[2]	Equitas Small Finance Bank Ltd.	117,793	133
	PTC India Ltd.	66,473	131
[2]	ICICI Securities Ltd.	16,101	131
	Hindustan Zinc Ltd.	36,232	130
	PNC Infratech Ltd.	31,815	129
	Mastek Ltd.	4,512	129
	Tanla Platforms Ltd.	11,484	127
[2]	Godrej Agrovet Ltd.	21,051	126
	Relaxo Footwears Ltd.	11,513	126
	IRB Infrastructure Developers Ltd.	281,663	126
	Akzo Nobel India Ltd.	4,270	125
*	Aavas Financiers Ltd.	7,197	124
	Zydus Wellnes Ltd.	6,698	124
[2]	IndiaMart InterMesh Ltd.	3,961	124
	Ramkrishna Forgings Ltd.	12,855	124
	Century Textiles & Industries Ltd.	8,117	123
	Granules India Ltd.	25,705	123
	Gujarat Pipavav Port Ltd.	72,173	122
	Care Ratings Ltd.	11,092	122
*	Medplus Health Services Ltd.	12,612	121
	Bombay Burmah Trading Co.	7,245	118
	Sobha Ltd.	10,730	117
	Ceat Ltd.	4,588	116
*	Godrej Industries Ltd.	14,866	116
*	Amber Enterprises India Ltd.	3,167	116
	Kalpataru Projects International Ltd.	14,467	115
	Edelweiss Financial Services Ltd.	125,759	114
	ZF Commercial Vehicle Control Systems India Ltd.	591	113
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,731	113
	Bajaj Electricals Ltd.	9,251	111
	Asahi India Glass Ltd.	16,150	110
*	Triveni Turbine Ltd.	21,258	110
	Aptus Value Housing Finance India Ltd.	31,288	109
	CCL Products India Ltd.	13,601	108
	Gujarat State Petronet Ltd.	30,461	106
*	TeamLease Services Ltd.	3,463	105
	Rainbow Children's Medicare Ltd.	8,178	105
	Avanti Feeds Ltd.	22,146	104
	Welspun India Ltd.	55,556	104
	Kaveri Seed Co. Ltd.	14,129	103
	EID Parry India Ltd.	15,993	103
	VIP Industries Ltd.	14,063	102
*	Piramal Pharma Ltd.	67,312	102
	Himadri Speciality Chemical Ltd.	31,038	102
	GlaxoSmithKline Pharmaceuticals Ltd.	5,071	101
	Hitachi Energy India Ltd.	1,796	101
	Pfizer Ltd.	2,032	100
	JM Financial Ltd.	96,994	98
*	Tata Teleservices Maharashtra Ltd.	85,777	98

		Shares	Market Value ($000)
*,2	Tejas Networks Ltd.	9,976	96
	Karnataka Bank Ltd.	36,222	95
*	Rajesh Exports Ltd.	22,377	95
	Rail Vikas Nigam Ltd.	48,204	95
	Happiest Minds Technologies Ltd.	9,337	94
	EPL Ltd.	39,713	93
	CIE Automotive India Ltd.	16,024	92
	Raymond Ltd.	5,086	91
	Strides Pharma Science Ltd.	15,586	91
*	Indiabulls Real Estate Ltd.	90,985	91
[2]	Metropolis Healthcare Ltd.	4,469	91
*	Sun Pharma Advanced Research Co. Ltd.	27,108	89
	Olectra Greentech Ltd.	6,209	89
	Cera Sanitaryware Ltd.	852	88
*	Global Health Ltd.	7,675	88
	JBM Auto Ltd.	5,916	88
	Bajaj Consumer Care Ltd.	32,552	86
	KNR Constructions Ltd.	24,359	85
*	Restaurant Brands Asia Ltd.	60,920	85
	DCM Shriram Ltd.	7,257	84
	Vaibhav Global Ltd.	16,246	84
	Firstsource Solutions Ltd.	38,991	83
*,2	Quess Corp. Ltd.	13,750	82
[2]	Endurance Technologies Ltd.	4,052	82
	Trident Ltd.	187,460	82
	Vardhman Textiles Ltd.	16,852	82
	Craftsman Automation Ltd.	1,356	82
	Jubilant Pharmova Ltd. Class A	15,700	81
	Vinati Organics Ltd.	3,971	81
	Birla Corp. Ltd.	4,984	81
	Graphite India Ltd.	13,217	80
*	V-Mart Retail Ltd.	3,833	80
[2]	General Insurance Corp. of India	20,787	80
	Route Mobile Ltd.	4,308	80
	Safari Industries India Ltd.	1,514	80
	Sterlite Technologies Ltd.	45,252	79
	DCB Bank Ltd.	58,935	79
	Rhi Magnesita India Ltd.	8,586	79
	NBCC India Ltd.	85,173	78
*	NMDC Steel Ltd.	144,122	77
	Gujarat State Fertilizers & Chemicals Ltd.	33,039	77
	Alkyl Amines Chemicals	2,943	76
	Century Plyboards India Ltd.	9,875	76
	Usha Martin Ltd.	18,594	75
	KRBL Ltd.	17,921	74
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	9,893	74
*	IFCI Ltd.	237,602	73
	Garware Technical Fibres Ltd.	1,797	73
	ION Exchange India Ltd.	10,435	73
	Rallis India Ltd.	25,921	72
	Orient Electric Ltd.	27,671	72
	South Indian Bank Ltd.	238,605	71
	Alembic Pharmaceuticals Ltd.	7,940	71
	Procter & Gamble Health Ltd.	1,146	71
	Mahindra Lifespace Developers Ltd.	11,232	71
	Blue Dart Express Ltd.	789	67
*	Alok Industries Ltd.	280,185	66
	NOCIL Ltd.	23,823	66

		Shares	Market Value ($000)
*	Chemplast Sanmar Ltd.	11,255	64
	Infibeam Avenues Ltd.	261,334	63
*	Nuvoco Vistas Corp. Ltd.	14,469	63
	Saregama India Ltd.	14,041	63
	BASF India Ltd.	1,770	62
	TTK Prestige Ltd.	6,540	61
	Fine Organic Industries Ltd.	1,161	59
	IDBI Bank Ltd.	78,888	59
	Symphony Ltd.	5,587	58
	Clean Science & Technology Ltd.	3,557	58
	Balaji Amines Ltd.	2,333	56
*	Borosil Renewables Ltd.	10,389	55
	Jubilant Ingrevia Ltd.	10,447	54
	GMM Pfaudler Ltd.	2,987	54
	Galaxy Surfactants Ltd.	1,566	54
	JK Paper Ltd.	12,236	54
*	Nazara Technologies Ltd.	5,485	53
*	Sapphire Foods India Ltd.	3,122	52
*	Just Dial Ltd.	5,648	49
*	Sheela Foam Ltd.	3,563	49
	Rain Industries Ltd.	26,663	46
	Polyplex Corp. Ltd.	3,353	43
*	Dhani Services Ltd.	84,039	40
*	TV18 Broadcast Ltd.	71,623	37
	Allcargo Logistics Ltd.	10,977	35
*	Brightcom Group Ltd.	154,248	31
*	Campus Activewear Ltd.	8,205	27
	Capri Global Capital Ltd.	2,942	26
	Vakrangee Ltd.	86,136	19
	NIIT Ltd.	13,822	19
*,3	Bajel Projects Ltd.	9,251	15
*,3	Digidrive Distributors Ltd.	2,808	5
			162,604
Indonesia (0.6%)
	Bank Central Asia Tbk. PT	9,125,516	5,282
	Bank Rakyat Indonesia Persero Tbk. PT	11,639,396	3,961
	Bank Mandiri Persero Tbk. PT	7,387,140	2,785
	Telkom Indonesia Persero Tbk. PT	7,827,300	1,903
	Bank Negara Indonesia Persero Tbk. PT	2,725,200	927
	Sumber Alfaria Trijaya Tbk. PT	2,971,900	550
*	Merdeka Copper Gold Tbk. PT	2,986,800	488
	Charoen Pokphand Indonesia Tbk. PT	1,230,900	413
	Kalbe Farma Tbk. PT	2,891,600	301
	Indofood Sukses Makmur Tbk. PT	693,500	287
*	Bumi Resources Minerals Tbk. PT	21,410,200	279
	Barito Pacific Tbk. PT	3,954,274	266
	Sarana Menara Nusantara Tbk. PT	3,962,800	255
	Indofood CBP Sukses Makmur Tbk. PT	338,500	252
	Indah Kiat Pulp & Paper Tbk. PT	391,400	221
	Unilever Indonesia Tbk. PT	893,100	210
	Elang Mahkota Teknologi Tbk. PT	4,514,400	188
	Indosat Tbk. PT	295,600	182
	Dayamitra Telekomunikasi PT	3,675,800	171
	Mitra Keluarga Karyasehat Tbk. PT	878,600	159
	Indocement Tunggal Prakarsa Tbk. PT	236,800	156
	Ciputra Development Tbk. PT	1,970,300	143
	PT Tower Bersama Infrastructure Tbk.	1,080,560	143
*	Bukalapak.com PT Tbk.	9,501,000	128

		Shares	Market Value ($000)
	Mitra Adiperkasa Tbk. PT	1,091,500	123
	XL Axiata Tbk. PT	903,550	123
	Summarecon Agung Tbk. PT	3,082,006	122
	BFI Finance Indonesia Tbk. PT	1,111,600	83
	Japfa Comfeed Indonesia Tbk. PT	1,080,400	82
	Jasa Marga Persero Tbk. PT	260,000	78
	Vale Indonesia Tbk. PT	256,700	75
*	Bumi Serpong Damai Tbk. PT	1,078,700	74
	Mayora Indah Tbk. PT	434,500	72
	Avia Avian Tbk. PT	2,306,500	72
	Pakuwon Jati Tbk. PT	2,457,700	65
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	865,526	63
*	Panin Financial Tbk. PT	3,652,100	62
	Ace Hardware Indonesia Tbk. PT	1,262,600	61
	Matahari Department Store Tbk. PT	534,600	58
*	Bank Pan Indonesia Tbk. PT	809,000	58
	Map Aktif Adiperkasa PT	1,073,200	58
	Bank Syariah Indonesia Tbk. PT	534,000	57
*	Smartfren Telecom Tbk. PT	16,193,800	53
*	Bank Bukopin Tbk. PT	9,900,640	51
*	Adhi Karya Persero Tbk. PT	1,777,943	45
*,3	Waskita Karya Persero Tbk. PT	3,046,719	40
*	Global Mediacom Tbk. PT	2,154,300	36
*	Bank Neo Commerce Tbk. PT	1,417,538	31
	Bank BTPN Syariah Tbk. PT	276,900	30
	Ramayana Lestari Sentosa Tbk. PT	945,400	29
	Bank Tabungan Negara Persero Tbk. PT	342,048	29
	Surya Citra Media Tbk. PT	2,787,300	28
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	872,600	28
*	Lippo Karawaci Tbk. PT	3,991,800	23
	Bank Danamon Indonesia Tbk. PT	109,100	20
	Astra Agro Lestari Tbk. PT	38,600	19
*	Alam Sutera Realty Tbk. PT	1,777,500	19
	Media Nusantara Citra Tbk. PT	608,900	15
*	Wijaya Karya Persero Tbk. PT	489,100	12
*	Bank Raya Indonesia Tbk. PT	373,851	7
			21,551
Ireland (0.2%)
	Kerry Group plc Class A	25,583	2,071
	Kingspan Group plc (XDUB)	23,032	1,830
	Bank of Ireland Group plc	176,362	1,651
	AIB Group plc	230,121	1,067
	Glanbia plc (XDUB)	25,873	438
	Kingspan Group plc (XLON)	2,173	173
	Dalata Hotel Group plc	22,784	102
	Glanbia plc (XLON)	28	1
			7,333
Israel (0.4%)
*	Nice Ltd.	10,631	2,018
	Bank Leumi Le-Israel BM	261,688	1,961
	Bank Hapoalim BM	228,164	1,928
	Israel Discount Bank Ltd. Class A	219,739	1,058
	Mizrahi Tefahot Bank Ltd.	23,926	853
*	Nova Ltd.	4,483	570
*	Tower Semiconductor Ltd.	18,770	515
	Bezeq The Israeli Telecommunication Corp. Ltd.	339,236	439
	Azrieli Group Ltd.	6,235	362

		Shares	Market Value ($000)
	First International Bank of Israel Ltd.	8,609	344
*	Enlight Renewable Energy Ltd.	18,274	315
*	Camtek Ltd.	4,306	278
	Reit 1 Ltd.	51,819	226
	Phoenix Holdings Ltd.	22,910	218
*	Big Shopping Centers Ltd.	2,153	192
*	Perion Network Ltd.	6,614	190
*	Shufersal Ltd.	40,795	186
*	Clal Insurance Enterprises Holdings Ltd.	9,523	140
	Alony Hetz Properties & Investments Ltd.	20,175	138
	Sapiens International Corp. NV	4,900	124
	Harel Insurance Investments & Financial Services Ltd.	16,468	123
*	Strauss Group Ltd.	6,048	116
	Isracard Ltd.	27,519	108
*	Shikun & Binui Ltd.	36,562	95
	Hilan Ltd.	1,863	95
	One Software Technologies Ltd.	7,504	94
	Electra Ltd.	245	93
	Sella Capital Real Estate Ltd.	38,179	89
	Matrix IT Ltd.	4,483	84
*	Partner Communications Co. Ltd.	18,911	83
	Mega Or Holdings Ltd.	4,166	78
	FIBI Holdings Ltd.	1,731	75
	Maytronics Ltd.	6,590	64
	Delta Galil Ltd.	1,506	58
	Danel Adir Yeoshua Ltd.	724	58
	Fox Wizel Ltd.	893	57
*	Summit Real Estate Holdings Ltd.	4,301	55
	IDI Insurance Co. Ltd.	2,191	54
	Menora Mivtachim Holdings Ltd.	2,250	53
*	Cellcom Israel Ltd.	15,170	52
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	890	50
*	Kamada Ltd.	10,240	47
	Israel Canada T.R Ltd.	19,092	47
	Elco Ltd.	1,586	45
	AudioCodes Ltd.	3,589	41
*	AFI Properties Ltd.	1,025	40
	G City Ltd.	11,329	36
			13,945
Italy (1.7%)
	UniCredit SpA	290,546	7,925
	Intesa Sanpaolo SpA	2,558,156	7,374
	Ferrari NV	19,612	7,068
	Stellantis NV	282,450	6,139
	Assicurazioni Generali SpA	216,960	4,493
	Terna - Rete Elettrica Nazionale	243,248	1,960
	Moncler SpA	34,404	1,906
	CNH Industrial NV	161,827	1,720
	Stellantis NV (XPAR)	73,590	1,599
	FinecoBank Banca Fineco SpA	103,531	1,397
	Mediobanca Banca di Credito Finanziario SpA	113,575	1,333
	Banco BPM SpA	234,607	1,300
	Recordati Industria Chimica e Farmaceutica SpA	17,170	827
*,2	Nexi SpA	96,974	757
[2]	Poste Italiane SpA	66,567	717
	Interpump Group SpA	14,685	684
	Amplifon SpA	21,397	665
[2]	Infrastrutture Wireless Italiane SpA	52,545	650

		Shares	Market Value ($000)
	BPER Banca	167,047	625
*	Telecom Italia SpA (Bearer)	2,085,534	618
	Reply SpA	4,331	507
	Banca Popolare di Sondrio SPA	78,128	484
	Azimut Holding SpA	18,768	456
	Brunello Cucinelli SpA	5,363	444
*	Banca Monte dei Paschi di Siena SpA	122,424	416
	Buzzi SpA	13,995	409
	Italgas SpA	69,870	389
	Unipol Gruppo SpA	67,062	385
[2]	Pirelli & C SpA	73,857	368
	DiaSorin SpA	3,402	322
	De' Longhi SpA	10,356	320
	Banca Mediolanum SpA	33,476	298
[2]	BFF Bank SpA	25,128	288
	Brembo SpA	22,072	260
	Tamburi Investment Partners SpA	26,773	250
	Banca Generali SpA	6,834	244
[2]	Anima Holding SpA	46,105	195
*	Telecom Italia SpA (Registered)	660,974	192
[2]	Carel Industries SpA	7,464	189
	Maire Tecnimont SpA	37,554	176
[2]	Technogym SpA	19,768	172
	Arnoldo Mondadori Editore SpA	73,257	165
[2]	Enav SpA	45,370	162
	Banca IFIS SpA	8,740	150
	SOL SpA	4,879	145
	Gruppo MutuiOnline SpA	3,987	123
	Danieli & C Officine Meccaniche SpA Saving Shares	5,269	116
	Sesa SpA	932	108
	Italmobiliare SpA	3,648	101
	Salvatore Ferragamo SpA	7,840	99
	Tinexta SpA	5,052	96
	Biesse SpA	7,676	95
	Ariston Holding NV	13,911	86
	Rizzoli Corriere Della Sera Mediagroup SpA	109,788	84
[2]	RAI Way SpA	15,400	82
	Webuild SpA	39,750	80
	El.En. SpA	7,636	77
	Salcef Group SpA	2,688	69
*,2	GVS SpA	9,878	60
	Sanlorenzo SpA	1,303	57
	Credito Emiliano SpA	6,294	56
	MARR SpA	4,699	55
	MFE-MediaForEurope NV Class A	22,785	55
	Zignago Vetro SpA	3,537	51
	Piaggio & C SpA	13,115	38
	UnipolSai Assicurazioni SpA	14,275	35
	MFE-MediaForEurope NV Class B	9,754	34
	Danieli & C Officine Meccaniche SpA	1,043	31
[2]	doValue SpA	9,811	31
*,1	Juventus Football Club SpA	104,047	28
	Cementir Holding NV	2,584	25
	Alerion Cleanpower SpA	693	18
*	Tod's SpA	471	17
	Datalogic SpA	2,377	16
			58,966

		Shares	Market Value ($000)
Japan (17.4%)
	Toyota Motor Corp.	1,968,800	37,379
	Sony Group Corp.	203,500	17,499
	Mitsubishi UFJ Financial Group Inc.	1,914,000	16,309
	Keyence Corp.	32,200	13,789
	Tokyo Electron Ltd.	73,300	11,776
	Shin-Etsu Chemical Co. Ltd.	319,100	11,248
	Sumitomo Mitsui Financial Group Inc.	210,700	10,366
	Daiichi Sankyo Co. Ltd.	310,300	8,408
	Honda Motor Co. Ltd.	819,300	8,381
	KDDI Corp.	266,400	8,322
	Recruit Holdings Co. Ltd.	220,449	8,147
	Nintendo Co. Ltd.	172,200	8,027
	Tokio Marine Holdings Inc.	307,600	7,617
	Takeda Pharmaceutical Co. Ltd.	254,857	7,225
	Mizuho Financial Group Inc.	421,320	7,150
	SoftBank Group Corp.	160,000	6,483
	Fast Retailing Co. Ltd.	25,500	6,478
	Hoya Corp.	56,600	6,366
	SoftBank Corp.	458,543	5,573
	Nippon Telegraph & Telephone Corp.	4,746,900	5,555
	Murata Manufacturing Co. Ltd.	282,000	5,480
	Oriental Land Co. Ltd.	154,700	5,255
	Seven & i Holdings Co. Ltd.	127,800	4,907
	SMC Corp.	9,300	4,684
	Denso Corp.	296,000	4,645
	FANUC Corp.	159,300	4,423
	Fujitsu Ltd.	29,700	4,229
	Canon Inc.	159,200	4,102
	Bridgestone Corp.	96,500	3,983
	Chugai Pharmaceutical Co. Ltd.	109,400	3,864
*	Renesas Electronics Corp.	218,877	3,815
	Advantest Corp.	122,000	3,791
	Central Japan Railway Co.	153,500	3,683
	Astellas Pharma Inc.	301,200	3,671
	Panasonic Holdings Corp.	355,500	3,663
	Mitsui Fudosan Co. Ltd.	150,800	3,545
	Terumo Corp.	109,100	3,483
	FUJIFILM Holdings Corp.	59,400	3,479
	Dai-ichi Life Holdings Inc.	157,200	3,295
	East Japan Railway Co.	60,700	3,279
	Nidec Corp.	84,900	3,219
	Daiwa House Industry Co. Ltd.	111,900	3,180
	Suzuki Motor Corp.	76,300	3,118
	Japan Post Holdings Co. Ltd.	351,767	3,108
	Disco Corp.	13,900	3,016
	Olympus Corp.	205,400	3,015
	Otsuka Holdings Co. Ltd.	78,000	3,009
	Kao Corp.	76,900	2,946
	Kyocera Corp.	52,500	2,907
	MS&AD Insurance Group Holdings Inc.	76,800	2,892
	Ajinomoto Co. Inc.	77,300	2,886
	Lasertec Corp.	12,500	2,792
	TDK Corp.	59,800	2,783
	Kubota Corp.	181,500	2,607
	Mitsubishi Estate Co. Ltd.	190,000	2,569
	Aeon Co. Ltd.	123,200	2,548
	NEC Corp.	43,800	2,441

	Shares	Market Value ($000)
Japan Post Bank Co. Ltd.	245,218	2,419
Sompo Holdings Inc.	52,600	2,413
Toyota Industries Corp.	27,300	2,348
Secom Co. Ltd.	33,100	2,301
Eisai Co. Ltd.	44,000	2,285
Sumitomo Mitsui Trust Holdings Inc.	60,700	2,284
Nippon Yusen KK	81,300	2,190
Shionogi & Co. Ltd.	45,600	2,150
Nomura Holdings Inc.	517,300	2,118
Unicharm Corp.	64,800	2,082
Sekisui House Ltd.	98,100	2,009
Nomura Research Institute Ltd.	71,300	1,997
Bandai Namco Holdings Inc.	99,900	1,987
Shimano Inc.	12,700	1,945
Sumitomo Realty & Development Co. Ltd.	67,900	1,920
Japan Exchange Group Inc.	91,900	1,876
Resona Holdings Inc.	358,250	1,866
Nitto Denko Corp.	24,900	1,770
Sysmex Corp.	31,900	1,765
Shiseido Co. Ltd.	65,100	1,744
Sumitomo Electric Industries Ltd.	137,500	1,708
Yaskawa Electric Corp.	44,300	1,700
Daiwa Securities Group Inc.	260,700	1,686
West Japan Railway Co.	40,551	1,603
Asahi Kasei Corp.	229,000	1,590
Mitsubishi Chemical Group Corp.	234,300	1,536
Mitsui OSK Lines Ltd.	54,000	1,485
Pan Pacific International Holdings Corp.	68,400	1,482
Toray Industries Inc.	270,700	1,404
Nexon Co. Ltd.	64,300	1,389
MINEBEA MITSUMI Inc.	72,800	1,387
Nitori Holdings Co. Ltd.	12,100	1,387
Yamaha Motor Co. Ltd.	53,700	1,377
Ono Pharmaceutical Co. Ltd.	73,600	1,356
NTT Data Group Corp.	109,000	1,324
Omron Corp.	31,500	1,321
Nissan Motor Co. Ltd.	329,600	1,308
Kawasaki Kisen Kaisha Ltd.	36,500	1,284
LY Corp.	440,000	1,274
Tokyu Corp.	108,200	1,269
Shimadzu Corp.	48,700	1,263
T&D Holdings Inc.	84,500	1,257
Isuzu Motors Ltd.	94,500	1,255
Nippon Paint Holdings Co. Ltd.	167,113	1,246
Dai Nippon Printing Co. Ltd.	43,700	1,227
Aisin Corp.	32,200	1,189
M3 Inc.	72,000	1,188
Nippon Building Fund Inc.	272	1,140
Daito Trust Construction Co. Ltd.	10,200	1,124
Makita Corp.	41,500	1,097
Nissin Foods Holdings Co. Ltd.	11,000	1,093
MatsukiyoCocokara & Co.	62,700	1,083
SG Holdings Co. Ltd.	74,534	1,075
MEIJI Holdings Co. Ltd.	46,100	1,068
Mazda Motor Corp.	99,100	1,067
Yamato Holdings Co. Ltd.	58,500	1,039
Asics Corp.	28,900	1,036
Yakult Honsha Co. Ltd.	45,476	1,017

		Shares	Market Value ($000)
	Rohm Co. Ltd.	53,200	1,016
	Capcom Co. Ltd.	30,000	1,007
	Hankyu Hanshin Holdings Inc.	32,600	986
	SCREEN Holdings Co. Ltd.	13,500	982
	SBI Holdings Inc.	45,100	978
	Dentsu Group Inc.	36,200	975
	TOPPAN Holdings Inc.	41,400	969
	Hamamatsu Photonics KK	24,200	957
	Trend Micro Inc.	18,800	956
	Tobu Railway Co. Ltd.	38,700	956
	Kintetsu Group Holdings Co. Ltd.	34,000	952
	Mitsui Chemicals Inc.	32,000	939
	Zensho Holdings Co. Ltd.	16,600	921
	Sekisui Chemical Co. Ltd.	64,800	921
	Concordia Financial Group Ltd.	194,300	914
	Toyo Suisan Kaisha Ltd.	17,100	912
	SUMCO Corp.	60,500	905
	Keisei Electric Railway Co. Ltd.	22,100	890
	Japan Real Estate Investment Corp.	229	889
	Nissan Chemical Corp.	24,300	887
	Ibiden Co. Ltd.	18,300	875
	Daifuku Co. Ltd.	46,000	867
	Niterra Co. Ltd.	37,300	867
	Nomura Real Estate Master Fund Inc.	757	867
	USS Co. Ltd.	43,300	847
	TIS Inc.	40,000	844
	Hulic Co. Ltd.	84,670	841
	JSR Corp.	30,500	840
	Chiba Bank Ltd.	108,200	812
	Odakyu Electric Railway Co. Ltd.	56,600	795
	MISUMI Group Inc.	48,500	787
	Kyoto Financial Group Inc.	13,100	785
	BayCurrent Consulting Inc.	23,200	779
	Nippon Prologis REIT Inc.	407	770
	Toho Co. Ltd.	22,000	762
	Konami Group Corp.	15,300	757
	Azbil Corp.	23,400	756
	Shizuoka Financial Group Inc.	92,800	752
	KDX Realty Investment Corp.	649	743
	Kyowa Kirin Co. Ltd.	44,900	742
	Nisshin Seifun Group Inc.	52,600	728
	Kurita Water Industries Ltd.	20,400	724
	Brother Industries Ltd.	42,800	723
	Seiko Epson Corp.	48,100	714
	Otsuka Corp.	17,300	705
	Rohto Pharmaceutical Co. Ltd.	33,600	703
	Rakuten Group Inc.	177,700	702
	Fukuoka Financial Group Inc.	29,700	693
	Oji Holdings Corp.	184,600	686
	TOTO Ltd.	26,700	685
	Haseko Corp.	55,200	680
	Kuraray Co. Ltd.	66,400	676
	Amada Co. Ltd.	67,000	673
	Koito Manufacturing Co. Ltd.	43,800	663
*	ANA Holdings Inc.	31,641	653
	NH Foods Ltd.	21,500	639
	Resonac Holdings Corp.	33,867	634
	Tokyu Fudosan Holdings Corp.	102,300	633

		Shares	Market Value ($000)
	Isetan Mitsukoshi Holdings Ltd.	55,300	625
	Suntory Beverage & Food Ltd.	19,600	617
	Santen Pharmaceutical Co. Ltd.	64,600	612
	Asahi Intecc Co. Ltd.	31,000	601
	Keio Corp.	20,700	597
	Ryohin Keikaku Co. Ltd.	37,700	596
	Lixil Corp.	48,400	592
	Taiyo Yuden Co. Ltd.	22,700	589
	Mitsubishi HC Capital Inc.	90,060	587
	Nippon Sanso Holdings Corp.	22,000	578
	Yamaha Corp.	24,500	573
	Nippon Express Holdings Inc.	10,500	573
	Stanley Electric Co. Ltd.	30,800	570
	Japan Post Insurance Co. Ltd.	30,239	568
	McDonald's Holdings Co. Japan Ltd.	13,300	566
[1]	Aozora Bank Ltd.	27,300	562
	Daiwa House REIT Investment Corp.	314	559
	COMSYS Holdings Corp.	25,400	550
	Sumitomo Forestry Co. Ltd.	21,400	549
	Japan Airlines Co. Ltd.	28,623	542
	Hoshizaki Corp.	17,000	541
	Tosoh Corp.	40,500	539
	Nagoya Railroad Co. Ltd.	36,800	538
	Marui Group Co. Ltd.	33,400	534
	Persol Holdings Co. Ltd.	306,000	528
	Hikari Tsushin Inc.	3,400	527
	Nikon Corp.	54,500	526
	Alfresa Holdings Corp.	32,100	517
	Hirose Electric Co. Ltd.	4,600	515
	Keihan Holdings Co. Ltd.	20,400	509
	Seibu Holdings Inc.	41,300	499
	Advance Residence Investment Corp.	224	491
	Taiheiyo Cement Corp.	25,800	485
	Hachijuni Bank Ltd.	88,900	483
	Tsuruha Holdings Inc.	5,700	479
	Iwatani Corp.	9,900	476
	Keikyu Corp.	54,600	466
	NSK Ltd.	87,300	458
	CyberAgent Inc.	75,500	456
	Kansai Paint Co. Ltd.	29,900	454
	Tokyo Tatemono Co. Ltd.	31,500	448
	Orix JREIT Inc.	378	445
	Mebuki Financial Group Inc.	147,400	445
	Sohgo Security Services Co. Ltd.	76,600	444
	Nabtesco Corp.	23,600	442
	Yokohama Rubber Co. Ltd.	19,700	439
	Kyushu Railway Co.	20,800	434
	Yamazaki Baking Co. Ltd.	19,800	433
	Square Enix Holdings Co. Ltd.	12,400	430
	Goldwin Inc.	5,500	430
	Hisamitsu Pharmaceutical Co. Inc.	13,700	428
	Teijin Ltd.	46,800	426
	Sanwa Holdings Corp.	29,100	418
*	SHIFT Inc.	1,800	418
	United Urban Investment Corp.	426	417
	Oracle Corp. Japan	5,400	416
	Invincible Investment Corp.	1,018	412
	Taisho Pharmaceutical Holdings Co. Ltd.	7,000	412

		Shares	Market Value ($000)
	Kobayashi Pharmaceutical Co. Ltd.	8,800	406
	Yamada Holdings Co. Ltd.	139,700	404
	TechnoPro Holdings Inc.	17,100	398
	Hirogin Holdings Inc.	63,100	396
	Credit Saison Co. Ltd.	23,200	391
	Tokyo Century Corp.	9,800	391
	Shimamura Co. Ltd.	3,500	391
	Fuyo General Lease Co. Ltd.	4,800	391
	Shinko Electric Industries Co. Ltd.	10,400	389
	Sanrio Co. Ltd.	9,400	385
	Nomura Real Estate Holdings Inc.	15,700	383
	GMO Payment Gateway Inc.	6,500	381
	INFRONEER Holdings Inc.	36,108	381
	Ulvac Inc.	8,400	369
	Zenkoku Hosho Co. Ltd.	10,900	368
	Medipal Holdings Corp.	22,800	360
*	Mercari Inc.	18,800	359
	Macnica Holdings Inc.	7,100	351
	Toyo Seikan Group Holdings Ltd.	22,500	350
	THK Co. Ltd.	17,400	348
	ZOZO Inc.	16,400	346
	SCSK Corp.	18,800	346
	Suzuken Co. Ltd.	10,100	344
	J Front Retailing Co. Ltd.	37,600	344
	Alps Alpine Co. Ltd.	39,200	343
	Mitsubishi Motors Corp.	104,100	342
	Tokyo Seimitsu Co. Ltd.	5,900	342
	Tokyo Ohka Kogyo Co. Ltd.	5,500	340
	Lion Corp.	38,600	338
	Nagase & Co. Ltd.	21,500	338
	Toagosei Co. Ltd.	36,600	337
	Daicel Corp.	35,000	336
	Nippon Shinyaku Co. Ltd.	9,100	329
	Daishi Hokuetsu Financial Group Inc.	12,300	329
	Japan Hotel REIT Investment Corp.	698	327
	Wacoal Holdings Corp.	14,800	326
	Nippon Kayaku Co. Ltd.	35,600	325
	Nifco Inc.	13,200	323
	Kose Corp.	4,500	318
	Fujikura Ltd.	40,800	314
	Nihon Kohden Corp.	12,400	311
	Sekisui House REIT Inc.	540	309
	Nichirei Corp.	14,100	308
	Fuji Soft Inc.	7,600	307
	Hakuhodo DY Holdings Inc.	40,300	304
	Lintec Corp.	17,800	300
	Kyushu Financial Group Inc.	52,900	299
	JTEKT Corp.	32,400	298
	Seino Holdings Co. Ltd.	21,100	297
	Nankai Electric Railway Co. Ltd.	15,600	296
	Open House Group Co. Ltd.	10,600	296
	Anritsu Corp.	34,100	295
	Rinnai Corp.	14,400	293
	SHO-BOND Holdings Co. Ltd.	7,200	293
	Iida Group Holdings Co. Ltd.	19,500	292
	Internet Initiative Japan Inc.	16,200	291
	Koei Tecmo Holdings Co. Ltd.	23,780	290
*	Konica Minolta Inc.	91,100	289

		Shares	Market Value ($000)
	Miura Co. Ltd.	14,900	289
	Sundrug Co. Ltd.	9,500	287
	Rakus Co. Ltd.	16,000	287
	Japan Prime Realty Investment Corp.	114	286
	Maruha Nichiro Corp.	14,900	286
	Sumitomo Rubber Industries Ltd.	24,500	284
	NSD Co. Ltd.	15,000	284
	Gunma Bank Ltd.	55,400	281
	Nippon Electric Glass Co. Ltd.	13,300	281
	Coca-Cola Bottlers Japan Holdings Inc.	20,400	280
	Kaken Pharmaceutical Co. Ltd.	12,200	279
	Fujitec Co. Ltd.	12,000	278
	Takashimaya Co. Ltd.	19,900	268
	DIC Corp.	16,200	267
	Kamigumi Co. Ltd.	12,200	267
	Maruwa Co. Ltd.	1,300	262
	Industrial & Infrastructure Fund Investment Corp.	278	259
	Mitsubishi Logistics Corp.	8,600	258
	Jeol Ltd.	6,500	258
	Iyogin Holdings Inc.	39,800	258
	BIPROGY Inc.	8,900	257
	Ito En Ltd.	8,400	256
	DMG Mori Co. Ltd.	14,200	256
	Yamaguchi Financial Group Inc.	29,000	255
	ADEKA Corp.	13,000	253
	Daihen Corp.	6,400	252
	Nippon Gas Co. Ltd.	16,500	249
	Mitsui Fudosan Logistics Park Inc.	79	249
	LaSalle Logiport REIT	233	248
	Kadokawa Corp.	13,744	247
	Activia Properties Inc.	90	247
	Pigeon Corp.	21,900	246
	Toho Gas Co. Ltd.	13,700	244
	Toyo Tire Corp.	14,500	241
	77 Bank Ltd.	10,300	240
	Daiwabo Holdings Co. Ltd.	12,200	240
	Kewpie Corp.	13,700	239
	Nishi-Nippon Financial Holdings Inc.	21,500	238
*	Park24 Co. Ltd.	19,400	236
	Dowa Holdings Co. Ltd.	6,500	231
	OKUMA Corp.	5,500	231
	EXEO Group Inc.	10,900	229
*	Money Forward Inc.	7,500	229
	NOK Corp.	17,800	227
	Toyoda Gosei Co. Ltd.	11,300	227
	Daiwa Office Investment Corp.	49	224
	Sugi Holdings Co. Ltd.	5,100	221
	Ezaki Glico Co. Ltd.	8,000	221
	Kaneka Corp.	8,800	221
	Denka Co. Ltd.	12,300	220
	Osaka Soda Co. Ltd.	3,300	217
	Citizen Watch Co. Ltd.	36,800	216
	Casio Computer Co. Ltd.	25,400	215
	Sumitomo Bakelite Co. Ltd.	4,500	215
	House Foods Group Inc.	9,800	214
	Kakaku.com Inc.	18,900	214
	Dexerials Corp.	6,800	213
	Mitsubishi Estate Logistics REIT Investment Corp.	82	212

		Shares	Market Value ($000)
	Mori Trust REIT Inc.	422	210
	Tomy Co. Ltd.	14,900	210
	Furukawa Electric Co. Ltd.	13,000	209
	Benesse Holdings Inc.	11,800	208
	Sankyu Inc.	6,100	208
	Toyo Corp.	21,700	204
	Frontier Real Estate Investment Corp.	66	202
	Kagome Co. Ltd.	9,200	198
	Daiwa Securities Living Investments Corp.	268	198
*	Sharp Corp.	31,400	196
	Mabuchi Motor Co. Ltd.	6,200	195
	Ushio Inc.	15,100	194
	Morinaga Milk Industry Co. Ltd.	10,400	194
	Hokuetsu Corp.	20,200	193
	Hanwa Co. Ltd.	6,200	192
	Nissui Corp.	38,400	191
	Tsumura & Co.	10,000	189
	MEITEC Group Holdings Inc.	9,700	188
	Nihon M&A Center Holdings Inc.	40,500	187
	Sawai Group Holdings Co. Ltd.	5,600	187
	Hokuhoku Financial Group Inc.	17,500	186
	Artnature Inc.	34,800	186
	NHK Spring Co. Ltd.	24,300	185
	Zeon Corp.	19,800	184
	Mizuho Leasing Co. Ltd.	5,400	182
	ST Corp.	17,700	181
	Nagatanien Holdings Co. Ltd.	12,300	180
	Rengo Co. Ltd.	28,300	179
	ABC-Mart Inc.	10,600	175
	Calbee Inc.	9,300	174
	Yoshinoya Holdings Co. Ltd.	7,900	174
	Mori Hills REIT Investment Corp.	181	172
	Fujimi Inc.	8,700	172
	Towa Corp.	3,600	172
	Fuji Corp.	10,100	171
	Yushin Precision Equipment Co. Ltd.	37,700	171
	Amano Corp.	8,000	170
	Mitsui High-Tec Inc.	3,400	170
	Sotetsu Holdings Inc.	9,300	169
	NET One Systems Co. Ltd.	12,200	169
	Daiseki Co. Ltd.	6,380	169
	Gunze Ltd.	5,200	169
	Nakanishi Inc.	10,400	169
	Morinaga & Co. Ltd.	4,700	168
	Organo Corp.	4,100	168
	OSG Corp.	13,400	167
	Descente Ltd.	5,800	167
	Aeon Mall Co. Ltd.	14,300	166
	Toridoll Holdings Corp.	5,900	166
	PALTAC Corp.	5,100	164
	Kanamoto Co. Ltd.	9,400	164
	Topcon Corp.	15,800	163
*	Leopalace21 Corp.	50,300	161
	Nisshinbo Holdings Inc.	21,600	159
	Toyota Boshoku Corp.	9,000	156
	Kyudenko Corp.	4,900	155
	Shiga Bank Ltd.	6,100	155
	Daiichikosho Co. Ltd.	10,100	153

		Shares	Market Value ($000)
	Sanken Electric Co. Ltd.	3,000	153
	GS Yuasa Corp.	10,300	152
	SMS Co. Ltd.	8,000	152
	Relo Group Inc.	14,400	151
*,1	Right On Co. Ltd.	47,400	151
	Canon Marketing Japan Inc.	5,900	149
	Sangetsu Corp.	7,700	149
	Japan Material Co. Ltd.	8,500	149
	Toho Holdings Co. Ltd.	6,800	148
	Rorze Corp.	1,500	147
	Fancl Corp.	9,500	146
	Takasago Thermal Engineering Co. Ltd.	7,200	146
	Monex Group Inc.	32,700	146
	Seven Bank Ltd.	71,400	145
	Kokuyo Co. Ltd.	9,300	145
	Okamura Corp.	10,000	145
	NTT UD REIT Investment Corp.	169	145
*	Sansan Inc.	14,000	145
	Chugin Financial Group Inc.	20,200	145
	Kaga Electronics Co. Ltd.	3,200	144
	Takeuchi Manufacturing Co. Ltd.	4,900	144
	Taiyo Holdings Co. Ltd.	7,100	144
	TS Tech Co. Ltd.	11,600	143
	K's Holdings Corp.	16,700	142
	Pilot Corp.	4,700	142
	JVCKenwood Corp.	27,100	141
	Japan Excellent Inc.	148	141
	Okasan Securities Group Inc.	28,900	140
	Hulic REIT Inc.	134	140
*	Appier Group Inc.	12,600	139
	Nippon Shokubai Co. Ltd.	3,800	137
	Hazama Ando Corp.	18,600	137
	Information Services International-Dentsu Ltd.	4,100	136
	Mani Inc.	9,200	136
	Kureha Corp.	2,300	135
	Fujitsu General Ltd.	7,300	133
*	Hino Motors Ltd.	41,200	133
	Nippon Kanzai Holdings Co. Ltd.	7,900	133
	TKC Corp.	5,500	132
	Ain Holdings Inc.	4,300	131
	Wellneo Sugar Co. Ltd.	9,400	131
	Ferrotec Holdings Corp.	6,500	131
	Japan Aviation Electronics Industry Ltd.	6,500	130
	Suruga Bank Ltd.	25,300	129
	Bic Camera Inc.	15,300	126
*	Nippon Paper Industries Co. Ltd.	13,700	124
	JAFCO Group Co. Ltd.	10,800	124
	Kyoritsu Maintenance Co. Ltd.	3,200	124
	NEC Networks & System Integration Corp.	8,500	124
	H2O Retailing Corp.	11,000	122
	Nitto Boseki Co. Ltd.	4,000	122
	Tokuyama Corp.	7,500	122
	C Uyemura & Co. Ltd.	1,700	122
	Tadano Ltd.	15,400	121
	Outsourcing Inc.	14,900	121
	GMO internet group Inc.	7,500	120
*	PeptiDream Inc.	14,000	119
	San-In Godo Bank Ltd.	18,200	118

		Shares	Market Value ($000)
	Torishima Pump Manufacturing Co. Ltd.	7,900	118
	Resorttrust Inc.	7,600	116
	Mochida Pharmaceutical Co. Ltd.	5,100	116
	Acom Co. Ltd.	48,600	115
	FP Corp.	6,100	115
	Glory Ltd.	6,100	114
	As One Corp.	3,300	113
	Kanematsu Corp.	8,100	113
	Nippon Soda Co. Ltd.	3,100	112
	Riken Keiki Co. Ltd.	2,500	112
	Elecom Co. Ltd.	10,100	111
	Nishi-Nippon Railroad Co. Ltd.	6,900	110
	NTN Corp.	58,400	110
	MIRAIT ONE Corp.	8,800	110
*	Sosei Group Corp.	11,700	110
	Taikisha Ltd.	3,800	109
	Yaoko Co. Ltd.	2,000	109
	Seria Co. Ltd.	6,700	108
	Aica Kogyo Co. Ltd.	4,800	108
	ARE Holdings Inc.	8,400	108
	Ryosan Co. Ltd.	3,200	107
	CKD Corp.	6,500	106
	Makino Milling Machine Co. Ltd.	2,700	106
	Takuma Co. Ltd.	9,600	106
	Tokyo Kiraboshi Financial Group Inc.	3,600	105
	H.U. Group Holdings Inc.	6,000	104
	Sumitomo Warehouse Co. Ltd.	6,300	104
	Katitas Co. Ltd.	7,200	104
	Aichi Financial Group Inc.	6,563	104
*	Medley Inc.	3,500	104
	Sumitomo Osaka Cement Co. Ltd.	4,200	103
	DCM Holdings Co. Ltd.	11,900	103
	Open Up Group Inc.	7,000	102
	Menicon Co. Ltd.	7,000	102
	Nipro Corp.	13,300	101
	Juroku Financial Group Inc.	3,900	101
	Izumi Co. Ltd.	4,200	100
	Digital Garage Inc.	4,800	100
	Iino Kaiun Kaisha Ltd.	12,100	100
	AEON Financial Service Co. Ltd.	11,500	99
	Sumitomo Pharma Co. Ltd.	31,100	99
	Tokai Rika Co. Ltd.	5,900	99
	Pola Orbis Holdings Inc.	9,400	99
	Enplas Corp.	1,100	99
	Bank of Iwate Ltd.	5,900	99
	EM Systems Co. Ltd.	20,400	98
	Inabata & Co. Ltd.	4,500	96
	Kumiai Chemical Industry Co. Ltd.	13,100	96
	Japan Best Rescue System Co. Ltd.	14,200	96
	UACJ Corp.	4,100	96
	Heiwa Real Estate REIT Inc.	104	95
	Hokkoku Financial Holdings Inc.	3,100	95
	DeNA Co. Ltd.	9,300	94
	Fuji Kyuko Co. Ltd.	3,200	94
	Jaccs Co. Ltd.	2,600	94
	Nextage Co. Ltd.	6,100	94
	DTS Corp.	3,900	93
	Heiwa Real Estate Co. Ltd.	3,400	93

		Shares	Market Value ($000)
	Mitsui-Soko Holdings Co. Ltd.	2,800	92
	TBS Holdings Inc.	4,900	91
	Meiko Electronics Co. Ltd.	3,100	91
	Adastria Co. Ltd.	3,500	90
	Yodogawa Steel Works Ltd.	3,400	90
	Simplex Holdings Inc.	5,100	90
	JP-Holdings Inc.	33,800	89
	PAL GROUP Holdings Co. Ltd.	5,600	88
	Kitz Corp.	11,400	88
	Matsuyafoods Holdings Co. Ltd.	2,600	88
	Shibaura Machine Co. Ltd.	3,400	88
	CRE Logistics REIT Inc.	79	88
	Bando Chemical Industries Ltd.	8,200	87
	Tokyo Individualized Educational Institute Inc.	27,000	87
	Ministop Co. Ltd.	8,500	87
	Nikkon Holdings Co. Ltd.	4,000	87
	Belc Co. Ltd.	2,000	86
	Inaba Denki Sangyo Co. Ltd.	3,900	86
	Topre Corp.	6,300	86
	Nitto Kogyo Corp.	3,500	85
	Prima Meat Packers Ltd.	5,600	85
	JCR Pharmaceuticals Co. Ltd.	9,300	84
	Trusco Nakayama Corp.	5,200	84
	Shoei Co. Ltd.	6,300	84
	Megachips Corp.	2,900	83
*	Fujita Kanko Inc.	3,100	83
	Yamazen Corp.	10,100	82
	Japan Wool Textile Co. Ltd.	9,300	81
	Hyakugo Bank Ltd.	22,000	81
	Arata Corp.	1,900	80
	Seiren Co. Ltd.	5,100	80
	Ichigo Office REIT Investment Corp.	140	80
	Daiei Kankyo Co. Ltd.	5,100	80
	Mitsubishi Logisnext Co. Ltd.	8,800	79
	Starts Corp. Inc.	4,200	79
	Aiful Corp.	30,400	78
	Tri Chemical Laboratories Inc.	3,300	78
	ARCLANDS Corp.	6,900	77
	Ryobi Ltd.	3,900	77
	Sanyo Electric Railway Co. Ltd.	5,400	77
	Daio Paper Corp.	10,900	77
	North Pacific Bank Ltd.	31,300	77
	Max Co. Ltd.	4,000	76
	Toyo Construction Co. Ltd.	8,500	76
	Milbon Co. Ltd.	3,000	75
	Sinko Industries Ltd.	4,500	75
	Tsurumi Manufacturing Co. Ltd.	3,100	75
[1]	Benefit One Inc.	7,300	75
	Godo Steel Ltd.	2,400	74
	Systena Corp.	37,000	74
	MOS Food Services Inc.	3,300	74
	Joyful Honda Co. Ltd.	6,100	74
	PHC Holdings Corp.	7,400	74
	Paramount Bed Holdings Co. Ltd.	3,900	73
	KOMEDA Holdings Co. Ltd.	3,900	73
*	Raksul Inc.	7,600	73
	Advance Logistics Investment Corp.	84	73
	ASKUL Corp.	4,900	72

		Shares	Market Value ($000)
	Heiwado Co. Ltd.	4,600	72
	JCU Corp.	2,700	72
	Aoyama Trading Co. Ltd.	6,600	71
	Kiyo Bank Ltd.	6,600	71
	West Holdings Corp.	3,400	71
	Noritake Co. Ltd.	1,500	70
	Ariake Japan Co. Ltd.	2,200	69
	Tokyo Electron Device Ltd.	2,100	69
	Nishimatsu Construction Co. Ltd.	2,625	69
	Kissei Pharmaceutical Co. Ltd.	3,300	68
	Fuji Media Holdings Inc.	6,600	68
	Fuso Chemical Co. Ltd.	2,300	68
	en Japan Inc.	3,900	68
	KYB Corp.	2,100	68
	Mizuno Corp.	2,500	68
	KeePer Technical Laboratory Co. Ltd.	1,700	68
	Shibaura Mechatronics Corp.	1,500	68
	Musashi Seimitsu Industry Co. Ltd.	6,100	67
	Iriso Electronics Co. Ltd.	2,500	67
	Kyokuyo Co. Ltd.	2,600	67
	JINS Holdings Inc.	2,100	67
	Cybozu Inc.	4,700	66
	Hosiden Corp.	5,400	66
	Nippn Corp.	4,300	66
	Ricoh Leasing Co. Ltd.	2,100	66
	Toho Titanium Co. Ltd.	5,300	66
	Tokai Tokyo Financial Holdings Inc.	17,500	65
	SKY Perfect JSAT Holdings Inc.	14,100	65
	Maxell Ltd.	5,800	65
	Konishi Co. Ltd.	3,700	65
	Mitsubishi Pencil Co. Ltd.	5,100	65
	Nippon Yakin Kogyo Co. Ltd.	2,300	65
	Base Co. Ltd.	2,900	65
	Premium Group Co. Ltd.	5,400	65
	Megmilk Snow Brand Co. Ltd.	4,400	64
	FCC Co. Ltd.	5,200	64
	Hokkan Holdings Ltd.	6,000	64
	Life Corp.	2,800	64
	Mitsuuroko Group Holdings Co. Ltd.	7,200	64
	Musashino Bank Ltd.	3,300	64
	Tsubakimoto Chain Co.	2,500	64
	Wakita & Co. Ltd.	6,400	64
*	UT Group Co. Ltd.	4,300	64
	Takara Bio Inc.	7,600	63
	Chugoku Marine Paints Ltd.	6,000	63
	BML Inc.	3,200	63
	Funai Soken Holdings Inc.	3,700	63
	Nichicon Corp.	6,300	63
	Nippon Densetsu Kogyo Co. Ltd.	4,600	63
	Raito Kogyo Co. Ltd.	4,700	63
	Shochiku Co. Ltd.	1,000	63
	Transcosmos Inc.	3,000	63
	Zuken Inc.	2,200	63
	Keiyo Bank Ltd.	13,000	62
	Aeon Delight Co. Ltd.	2,600	62
	Nisshin Oillio Group Ltd.	2,200	62
	Sakata INX Corp.	7,000	62
	Duskin Co. Ltd.	2,800	62

		Shares	Market Value ($000)
	Ai Holdings Corp.	3,700	62
	Pasona Group Inc.	3,900	62
	AZ-COM MARUWA Holdings Inc.	6,100	62
	Fuji Oil Holdings Inc.	3,900	61
	Japan Lifeline Co. Ltd.	7,700	61
	Central Glass Co. Ltd.	3,300	61
	Chudenko Corp.	3,700	61
	Achilles Corp.	5,800	61
*	Nippon Sheet Glass Co. Ltd.	14,000	61
	Senshu Ikeda Holdings Inc.	26,300	61
*	PKSHA Technology Inc.	2,900	61
	Furukawa Co. Ltd.	4,700	60
	Bank of Nagoya Ltd.	1,600	60
	Oki Electric Industry Co. Ltd.	9,300	60
	Toa Corp.	2,500	60
	Hirata Corp.	1,400	60
	KFC Holdings Japan Ltd.	2,900	59
	Tachibana Eletech Co. Ltd.	3,000	59
	Toshiba TEC Corp.	3,000	59
	T Hasegawa Co. Ltd.	2,700	59
	Change Holdings Inc.	5,600	59
	KH Neochem Co. Ltd.	3,800	59
	Asahi Diamond Industrial Co. Ltd.	9,400	58
	Seiko Group Corp.	3,400	58
	Shizuoka Gas Co. Ltd.	8,400	58
	Hokuto Corp.	4,900	58
	Meidensha Corp.	3,500	58
	Nojima Corp.	6,200	58
	Shoei Foods Corp.	1,900	58
	Topy Industries Ltd.	3,100	58
	Toyobo Co. Ltd.	8,000	57
	Retail Partners Co. Ltd.	4,700	57
	Nanto Bank Ltd.	3,400	57
	Nishio Holdings Co. Ltd.	2,300	57
	Nihon Parkerizing Co. Ltd.	7,300	57
	Noritsu Koki Co. Ltd.	2,800	57
	TOKAI Holdings Corp.	9,000	57
	Argo Graphics Inc.	2,200	56
	Geo Holdings Corp.	3,500	56
	Miroku Jyoho Service Co. Ltd.	4,800	56
	Nippon Carbon Co. Ltd.	1,800	56
	Tama Home Co. Ltd.	2,400	56
	Nippon Pillar Packing Co. Ltd.	1,800	56
	Kosaido Holdings Co. Ltd.	13,000	56
	NPR-RIKEN Corp.	4,200	56
	OSAKA Titanium Technologies Co. Ltd.	2,800	55
	Onward Holdings Co. Ltd.	16,300	55
	Komori Corp.	6,900	55
	Nichiha Corp.	2,900	55
	Nissha Co. Ltd.	5,500	55
*	euglena Co. Ltd.	11,000	55
	LITALICO Inc.	3,800	55
	Awa Bank Ltd.	3,200	54
	EDION Corp.	5,400	54
	Mitsuboshi Belting Ltd.	1,800	54
	Nippon Light Metal Holdings Co. Ltd.	4,690	54
*	Septeni Holdings Co. Ltd.	17,600	54
	Sinfonia Technology Co. Ltd.	3,800	53

		Shares	Market Value ($000)
	Sintokogio Ltd.	7,200	53
	Totetsu Kogyo Co. Ltd.	2,700	53
	United Arrows Ltd.	3,900	52
	Ichiyoshi Securities Co. Ltd.	10,600	52
	Towa Pharmaceutical Co. Ltd.	3,100	52
	TSI Holdings Co. Ltd.	9,900	52
	Fuji Seal International Inc.	4,500	51
	Teikoku Electric Manufacturing Co. Ltd.	2,500	51
	Future Corp.	4,200	51
	Japan Pulp & Paper Co. Ltd.	1,500	51
	Nippon Seiki Co. Ltd.	6,000	51
	dip Corp.	2,400	51
	Sanyo Special Steel Co. Ltd.	2,900	51
	Kyorin Pharmaceutical Co. Ltd.	4,100	51
*	RENOVA Inc.	7,100	51
	San ju San Financial Group Inc.	4,000	51
	WingArc1st Inc.	2,300	51
	Totech Corp.	1,600	51
	Siix Corp.	4,900	50
	Ichibanya Co. Ltd.	1,400	50
	San-A Co. Ltd.	1,600	50
	Idec Corp.	2,600	50
	Kurimoto Ltd.	2,200	50
	Nomura Co. Ltd.	8,800	50
	Yokogawa Bridge Holdings Corp.	2,700	50
	YAMABIKO Corp.	5,000	50
	Hioki EE Corp.	1,100	49
	Sakai Moving Service Co. Ltd.	2,800	49
	Uchida Yoko Co. Ltd.	1,000	49
	MEC Co. Ltd.	1,800	49
	Sala Corp.	10,100	49
	ESPEC Corp.	3,000	48
	Tekken Corp.	3,600	48
	Yuasa Trading Co. Ltd.	1,600	48
	Genky DrugStores Co. Ltd.	1,400	48
	CMK Corp.	9,300	47
	Daiichi Jitsugyo Co. Ltd.	3,600	47
	Fuji Co. Ltd.	3,700	47
	Torii Pharmaceutical Co. Ltd.	1,900	47
	Warabeya Nichiyo Holdings Co. Ltd.	2,000	47
	Yokorei Co. Ltd.	6,300	47
	Aisan Industry Co. Ltd.	5,200	46
	Sanyo Chemical Industries Ltd.	1,600	46
	Trancom Co. Ltd.	900	46
	Yondoshi Holdings Inc.	3,500	46
	Japan Transcity Corp.	10,900	46
	Zojirushi Corp.	4,400	46
	Insource Co. Ltd.	7,200	46
	Senshu Electric Co. Ltd.	2,000	46
	Altech Corp.	2,500	46
[1]	Abalance Corp.	1,800	46
	VT Holdings Co. Ltd.	12,700	45
	Futaba Industrial Co. Ltd.	7,800	45
*	HIS Co. Ltd.	3,900	45
	Kohnan Shoji Co. Ltd.	1,800	45
	Sato Holdings Corp.	3,300	45
	Starzen Co. Ltd.	2,700	45
	Earth Corp.	1,400	45

	Shares	Market Value ($000)
Koshidaka Holdings Co. Ltd.	6,400	45
Toyo Gosei Co. Ltd.	1,000	45
J Trust Co. Ltd.	13,800	44
Fujiya Co. Ltd.	2,600	44
Ichigo Inc.	18,300	44
Okamoto Industries Inc.	1,200	44
Hyakujushi Bank Ltd.	2,500	44
Yahagi Construction Co. Ltd.	5,100	44
TOMONY Holdings Inc.	13,300	44
Health Care & Medical Investment Corp.	45	44
Aiphone Co. Ltd.	2,300	43
Asahi Yukizai Corp.	1,500	43
Matsuya Co. Ltd.	7,400	43
NS United Kaiun Kaisha Ltd.	1,300	43
Yonex Co. Ltd.	4,600	43
Usen-Next Holdings Co. Ltd.	1,700	43
Bank of the Ryukyus Ltd.	5,500	42
Kurabo Industries Ltd.	2,400	42
Studio Alice Co. Ltd.	3,000	42
Nissan Shatai Co. Ltd.	6,900	42
Feed One Co. Ltd.	7,780	42
Daiken Corp.	2,000	41
Ogaki Kyoritsu Bank Ltd.	3,200	41
Showa Sangyo Co. Ltd.	1,981	41
Tachi-S Co. Ltd.	3,400	41
JAC Recruitment Co. Ltd.	2,300	41
One REIT Inc.	23	41
Seikitokyu Kogyo Co. Ltd.	3,600	41
Aichi Steel Corp.	1,700	40
Fukushima Galilei Co. Ltd.	1,200	40
Inageya Co. Ltd.	3,900	40
SWCC Corp.	2,200	40
Toyo Kanetsu KK	1,600	40
WATAMI Co. Ltd.	5,700	40
MCJ Co. Ltd.	5,500	40
Mirai Corp.	135	40
Roland Corp.	1,300	40
Daiwa Industries Ltd.	4,000	39
Fujimori Kogyo Co. Ltd.	1,500	39
Prestige International Inc.	8,900	39
Intage Holdings Inc.	3,500	39
Digital Arts Inc.	1,200	39
Mitsuba Corp.	6,100	39
Mitsui DM Sugar Holdings Co. Ltd.	1,900	39
Doutor Nichires Holdings Co. Ltd.	2,600	39
RS Technologies Co. Ltd.	2,000	39
Hankyu Hanshin REIT Inc.	41	39
Aeon Hokkaido Corp.	6,500	39
CTI Engineering Co. Ltd.	1,200	39
Dai Nippon Toryo Co. Ltd.	5,700	38
Fujicco Co. Ltd.	2,900	38
ES-Con Japan Ltd.	6,100	38
Piolax Inc.	2,500	38
Maruzen Showa Unyu Co. Ltd.	1,500	38
Rock Field Co. Ltd.	3,500	38
Sumida Corp.	4,800	38
Tanseisha Co. Ltd.	6,300	38
Token Corp.	700	38

		Shares	Market Value ($000)
	Tsugami Corp.	4,600	38
	Anicom Holdings Inc.	9,400	38
	Integrated Design & Engineering Holdings Co. Ltd.	1,700	38
	Chiyoda Integre Co. Ltd.	1,800	37
	Kameda Seika Co. Ltd.	1,400	37
	Optex Group Co. Ltd.	3,200	37
	Press Kogyo Co. Ltd.	8,800	37
	Sanyo Denki Co. Ltd.	900	37
	Shikoku Kasei Holdings Corp.	3,100	37
	Sodick Co. Ltd.	7,200	37
	Tochigi Bank Ltd.	17,200	37
	Unipres Corp.	5,500	37
	Qol Holdings Co. Ltd.	3,200	37
	Create SD Holdings Co. Ltd.	1,800	37
	Nichireki Co. Ltd.	2,400	37
	Procrea Holdings Inc.	2,900	37
	ESCON Japan REIT Investment Corp.	46	37
	Ines Corp.	3,200	36
	Ishihara Sangyo Kaisha Ltd.	3,900	36
	Oita Bank Ltd.	2,000	36
	Nippon Fine Chemical Co. Ltd.	2,000	36
	Computer Engineering & Consulting Ltd.	2,900	35
	Neturen Co. Ltd.	5,200	35
	Riso Kagaku Corp.	1,900	35
	Shima Seiki Manufacturing Ltd.	3,400	35
	Sumitomo Densetsu Co. Ltd.	2,000	35
	Roland DG Corp.	1,400	34
	Hibiya Engineering Ltd.	2,100	34
	Anest Iwata Corp.	4,600	34
	Kyodo Printing Co. Ltd.	1,400	34
	Nippon Sharyo Ltd.	2,400	34
	Nippon Signal Co. Ltd.	5,300	34
	Toyo Ink SC Holdings Co. Ltd.	1,900	34
	Futaba Corp.	8,900	33
	G-Tekt Corp.	2,800	33
	Infocom Corp.	2,000	33
	Ryoyo Electro Corp.	1,300	33
	Pack Corp.	1,500	33
	Sumitomo Riko Co. Ltd.	4,700	33
	KAWADA TECHNOLOGIES Inc.	700	33
*	Istyle Inc.	11,000	33
	Vector Inc.	4,500	33
	Broadleaf Co. Ltd.	8,600	33
	Elan Corp.	4,800	33
	Chilled & Frozen Logistics Holdings Co. Ltd.	3,200	33
	TV Asahi Holdings Corp.	2,800	32
	Arakawa Chemical Industries Ltd.	4,600	32
	Fujibo Holdings Inc.	1,300	32
	Hosokawa Micron Corp.	1,100	32
	Komeri Co. Ltd.	1,500	32
	Sumitomo Mitsui Construction Co. Ltd.	11,800	32
	Nippon Thompson Co. Ltd.	8,000	32
	Star Micronics Co. Ltd.	2,500	32
	Tamura Corp.	8,300	32
	Mitsubishi Research Institute Inc.	1,000	32
	Noevir Holdings Co. Ltd.	900	32
	Vital KSK Holdings Inc.	4,400	32
	Konoike Transport Co. Ltd.	2,400	32

		Shares	Market Value ($000)
	Fixstars Corp.	3,500	32
	TechMatrix Corp.	2,700	32
	TRE Holdings Corp.	4,200	32
	Avant Group Corp.	3,200	32
[1]	Furuya Metal Co. Ltd.	500	32
	Daido Metal Co. Ltd.	8,000	31
	Furuno Electric Co. Ltd.	2,500	31
	Kanto Denka Kogyo Co. Ltd.	5,600	31
	Kyokuto Kaihatsu Kogyo Co. Ltd.	2,400	31
	Nichiban Co. Ltd.	2,600	31
	Okura Industrial Co. Ltd.	1,600	31
	Riken Technos Corp.	5,300	31
	Sekisui Jushi Corp.	1,800	31
	Senko Group Holdings Co. Ltd.	4,400	31
	YAKUODO Holdings Co. Ltd.	1,700	31
	Nittoku Co. Ltd.	2,100	31
	Fudo Tetra Corp.	2,000	30
	Komatsu Matere Co. Ltd.	5,600	30
	Seikagaku Corp.	5,500	30
	Shikoku Bank Ltd.	4,400	30
	Tenma Corp.	1,900	30
	Yurtec Corp.	4,400	30
*	Vision Inc.	3,800	30
	DKS Co. Ltd.	2,400	30
	KPP Group Holdings Co. Ltd.	6,200	30
	Itoham Yonekyu Holdings Inc.	1,080	29
	Akita Bank Ltd.	2,200	29
	V Technology Co. Ltd.	1,600	29
	Pacific Industrial Co. Ltd.	3,100	29
	Rheon Automatic Machinery Co. Ltd.	2,700	29
	Shinko Shoji Co. Ltd.	3,600	29
	Zenrin Co. Ltd.	4,800	29
	Hoosiers Holdings Co. Ltd.	4,100	29
	Tsubaki Nakashima Co. Ltd.	5,700	29
	COLOPL Inc.	7,100	29
	Osaka Organic Chemical Industry Ltd.	1,600	29
	Goldcrest Co. Ltd.	2,100	28
	Weathernews Inc.	700	28
	Key Coffee Inc.	2,000	28
	Koa Corp.	2,600	28
	TOC Co. Ltd.	7,000	28
	Yamagata Bank Ltd.	3,900	28
	ZIGExN Co. Ltd.	7,800	28
	JDC Corp.	6,900	28
*	Demae-Can Co. Ltd.	10,400	28
	Takatori Corp.	800	28
	Shinwa Co. Ltd.	1,600	27
	FULLCAST Holdings Co. Ltd.	2,100	27
	CMIC Holdings Co. Ltd.	1,500	27
	Nissei ASB Machine Co. Ltd.	800	27
	Tocalo Co. Ltd.	2,800	27
	Riken Vitamin Co. Ltd.	1,800	27
	Sumitomo Seika Chemicals Co. Ltd.	800	27
	Shibusawa Warehouse Co. Ltd.	1,400	27
	Tamron Co. Ltd.	900	27
	Yokowo Co. Ltd.	2,500	27
	SRA Holdings	1,100	27
	ASKA Pharmaceutical Holdings Co. Ltd.	2,200	27

		Shares	Market Value ($000)
	Daiki Aluminium Industry Co. Ltd.	3,300	27
	Nisso Holdings Co. Ltd.	5,000	27
	Aida Engineering Ltd.	4,400	26
	Riso Kyoiku Co. Ltd.	15,700	26
	Axial Retailing Inc.	1,000	26
	Mandom Corp.	3,000	26
	Nippon Road Co. Ltd.	2,000	26
	Shin Nippon Biomedical Laboratories Ltd.	2,300	26
	Toho Bank Ltd.	13,000	26
	Tsukishima Holdings Co. Ltd.	2,900	26
*	Japan Display Inc.	131,700	26
	Yamashin-Filter Corp.	11,300	26
	Ebase Co. Ltd.	4,800	26
	Midac Holdings Co. Ltd.	2,200	26
	Ki-Star Real Estate Co. Ltd.	1,100	26
	Obara Group Inc.	1,000	25
	Avex Inc.	2,700	25
	Bunka Shutter Co. Ltd.	2,700	25
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,700	25
	Fukuda Corp.	700	25
	Kintetsu Department Store Co. Ltd.	1,400	25
	Ryoden Corp.	1,400	25
	Sakai Chemical Industry Co. Ltd.	2,000	25
	Toa Corp. (XTKS)	3,500	25
	Mie Kotsu Group Holdings Inc.	6,400	25
	Solasto Corp.	6,400	25
	Fukui Bank Ltd.	2,300	24
	Marudai Food Co. Ltd.	2,200	24
	Nippon Parking Development Co. Ltd.	17,100	24
*	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	24
	Sankyo Tateyama Inc.	4,400	24
[1]	eRex Co. Ltd.	5,300	24
	Oro Co. Ltd.	1,400	24
	Autobacs Seven Co. Ltd.	2,200	23
	Chuo Spring Co. Ltd.	4,700	23
	Kanaden Corp.	2,300	23
	Nachi-Fujikoshi Corp.	900	23
	CI Takiron Corp.	5,900	23
	NEC Capital Solutions Ltd.	1,000	23
	Alconix Corp.	2,600	23
	Snow Peak Inc.	3,400	23
*	Sourcenext Corp.	17,100	22
*	Jamco Corp.	2,200	22
*	Nippon Chemi-Con Corp.	2,300	22
	Nissin Corp.	1,300	22
	SBS Holdings Inc.	1,300	22
	Tosei Corp.	1,800	22
	France Bed Holdings Co. Ltd.	2,600	22
	Shin-Etsu Polymer Co. Ltd.	2,300	22
	Tayca Corp.	2,500	22
	Gree Inc.	5,700	22
	Takaoka Toko Co. Ltd.	1,600	22
	Asanuma Corp.	900	22
	Exedy Corp.	1,200	21
	Chofu Seisakusho Co. Ltd.	1,500	21
	Hokkaido Gas Co. Ltd.	1,400	21
	Nihon Nohyaku Co. Ltd.	5,200	21
	Nihon Tokushu Toryo Co. Ltd.	2,400	21

		Shares	Market Value ($000)
	Digital Holdings Inc.	2,500	21
	Valor Holdings Co. Ltd.	1,300	21
	Macromill Inc.	3,900	21
	Oriental Shiraishi Corp.	9,400	21
	Fuji Pharma Co. Ltd.	1,900	20
	JSP Corp.	1,700	20
	Nippon Ceramic Co. Ltd.	1,000	20
	Nitta Corp.	800	20
	Dai-Dan Co. Ltd.	2,000	20
	Sanoh Industrial Co. Ltd.	3,300	20
	Toenec Corp.	700	20
	Xebio Holdings Co. Ltd.	3,200	20
	Restar Holdings Corp.	1,100	20
	m-up Holdings Inc.	2,900	20
	Chubu Shiryo Co. Ltd.	2,600	19
	Joshin Denki Co. Ltd.	1,200	19
	Kyosan Electric Manufacturing Co. Ltd.	6,000	19
	J-Oil Mills Inc.	1,400	19
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,400	19
	Sekisui Kasei Co. Ltd.	5,700	19
	YA-MAN Ltd.	2,600	19
	Yukiguni Maitake Co. Ltd.	2,900	19
	Central Security Patrols Co. Ltd.	1,100	18
	Cosel Co. Ltd.	2,100	18
	Nakayama Steel Works Ltd.	3,100	18
	Tokyu Construction Co. Ltd.	3,300	18
	Asahi Co. Ltd.	2,000	18
	S-Pool Inc.	6,900	18
	Tv Tokyo Holdings Corp.	900	18
	World Co. Ltd.	1,600	18
	Fibergate Inc.	2,700	18
	Tosei REIT Investment Corp.	20	18
	Nafco Co. Ltd.	1,400	18
	Happinet Corp.	1,000	17
	Chiyoda Co. Ltd.	3,000	17
	Ichikoh Industries Ltd.	4,600	17
	Takasago International Corp.	700	17
	Nihon Chouzai Co. Ltd.	2,000	17
	ValueCommerce Co. Ltd.	1,800	17
	METAWATER Co. Ltd.	1,200	17
	Bell System24 Holdings Inc.	1,500	17
	Kansai Food Market Ltd.	1,700	16
	Nitto Kohki Co. Ltd.	1,300	16
	Yorozu Corp.	2,700	16
	FIDEA Holdings Co. Ltd.	1,600	16
	Fuso Pharmaceutical Industries Ltd.	1,200	15
	Mirarth Holdings Inc.	4,800	15
	Hodogaya Chemical Co. Ltd.	600	15
*	KNT-CT Holdings Co. Ltd.	1,800	15
	Osaka Steel Co. Ltd.	1,200	15
	Saibu Gas Holdings Co. Ltd.	1,200	15
	Tomoku Co. Ltd.	1,000	15
	I-PEX Inc.	1,200	15
	Medical Data Vision Co. Ltd.	3,200	15
	Airtrip Corp.	1,400	15
	Taiho Kogyo Co. Ltd.	2,400	14
	Corona Corp. Class A	2,200	14
*	FDK Corp.	2,700	14

		Shares	Market Value ($000)
	Iseki & Co. Ltd.	1,900	14
	Onoken Co. Ltd.	1,200	14
	Belluna Co. Ltd.	3,100	13
	Chori Co. Ltd.	700	13
	Central Sports Co. Ltd.	800	13
	Oiles Corp.	1,000	13
*	Pacific Metals Co. Ltd.	1,600	13
	Sanki Engineering Co. Ltd.	1,100	13
	Takamiya Co. Ltd.	4,200	13
	Kamakura Shinsho Ltd.	3,400	13
	Hochiki Corp.	1,100	12
	Aeon Fantasy Co. Ltd.	700	12
	Matsuda Sangyo Co. Ltd.	700	12
	Shimizu Bank Ltd.	1,200	12
	Tsutsumi Jewelry Co. Ltd.	800	12
	Ohara Inc.	1,400	12
	SB Technology Corp.	700	12
	Moriroku Holdings Co. Ltd.	600	12
*	Net Protections Holdings Inc.	7,000	12
	Halows Co. Ltd.	400	11
	Toho Zinc Co. Ltd.	1,400	11
	World Holdings Co. Ltd.	600	11
	Proto Corp.	1,200	11
	Noritz Corp.	1,000	10
	LIFULL Co. Ltd.	7,700	10
	Tokushu Tokai Paper Co. Ltd.	400	10
	Daito Pharmaceutical Co. Ltd.	770	10
	Takamatsu Construction Group Co. Ltd.	500	9
	Alpha Systems Inc.	500	9
	Eiken Chemical Co. Ltd.	800	9
	Nichiden Corp.	500	9
	Shibuya Corp.	500	9
	Union Tool Co.	400	9
	DyDo Group Holdings Inc.	200	8
	Gecoss Corp.	1,100	8
	TPR Co. Ltd.	700	8
	Alpen Co. Ltd.	600	8
	Direct Marketing MiX Inc.	2,700	8
	Matsui Securities Co. Ltd.	1,300	7
	Koatsu Gas Kogyo Co. Ltd.	1,200	7
	Marvelous Inc.	1,400	7
	T-Gaia Corp.	600	7
	Towa Bank Ltd.	1,700	7
	Linical Co. Ltd.	1,900	7
*	TerraSky Co. Ltd.	700	7
	Advan Group Co. Ltd.	800	6
	MTI Ltd.	1,400	6
	Cleanup Corp.	1,200	6
	Tokai Corp.	400	5
*	Open Door Inc.	1,000	5
	Tokyo Base Co. Ltd.	2,700	5
	Raccoon Holdings Inc.	1,100	5
	Orient Corp.	500	4
*	Akebono Brake Industry Co. Ltd.	5,400	4
	Wowow Inc.	500	4
	Okuwa Co. Ltd.	700	4
	Gakken Holdings Co. Ltd.	400	3
*	Gurunavi Inc.	1,600	3

		Shares	Market Value ($000)
	Robot Home Inc.	2,200	3
	Japan Medical Dynamic Marketing Inc.	700	3
	Shindengen Electric Manufacturing Co. Ltd.	100	2
	Taki Chemical Co. Ltd.	100	2
*	Media Do Co. Ltd.	200	2
	Airport Facilities Co. Ltd.	200	1
			592,021
Kuwait (0.3%)
	National Bank of Kuwait SAKP	1,232,009	3,531
	Kuwait Finance House KSCP	1,466,446	3,319
	Mobile Telecommunications Co. KSCP	281,799	446
*	Agility Public Warehousing Co. KSC	236,894	414
	Boubyan Bank KSCP	205,885	389
	Mabanee Co. KPSC	113,213	308
	Gulf Bank KSCP	296,263	243
	National Industries Group Holding SAK	355,789	214
	Warba Bank KSCP	209,136	121
*	Kuwait Projects Co. Holding KSCP	285,899	105
	Salhia Real Estate Co. KSCP	66,894	95
	Kuwait Telecommunications Co.	51,605	95
	Boursa Kuwait Securities Co. KPSC	16,677	92
	Burgan Bank SAK	165,785	91
*	Alimtiaz Investment Group KSC	393,277	73
	Kuwait International Bank KSCP	150,793	71
	Integrated Holding Co. KCSC	46,810	68
	Jazeera Airways Co. KSCP	15,409	64
*	National Real Estate Co. KPSC	206,404	44
			9,783
Malaysia (0.5%)
	Malayan Banking Bhd.	1,142,800	2,203
	Public Bank Bhd.	2,272,500	2,083
	CIMB Group Holdings Bhd.	1,242,900	1,507
	Petronas Chemicals Group Bhd.	446,400	693
	Celcomdigi Bhd.	648,100	604
	Press Metal Aluminium Holdings Bhd.	550,500	567
	Sime Darby Plantation Bhd.	575,200	556
	IHH Healthcare Bhd.	432,400	542
	MISC Bhd.	267,674	413
	Kuala Lumpur Kepong Bhd.	84,600	398
	IOI Corp. Bhd.	456,900	395
	Gamuda Bhd.	359,500	368
	Maxis Bhd.	435,900	365
	Inari Amertron Bhd.	546,700	343
	Axiata Group Bhd.	684,600	332
	Hong Leong Bank Bhd.	79,000	322
	PPB Group Bhd.	102,700	311
	TIME dotCom Bhd.	280,500	307
	Malaysia Airports Holdings Bhd.	195,100	301
	RHB Bank Bhd.	252,500	295
	Sime Darby Bhd.	537,100	285
	Nestle Malaysia Bhd.	10,100	272
	AMMB Holdings Bhd.	296,200	252
	Telekom Malaysia Bhd.	178,782	202
	Alliance Bank Malaysia Bhd.	261,000	192
	Bermaz Auto Bhd.	364,300	181
	My EG Services Bhd.	1,007,800	172
	QL Resources Bhd.	141,500	170

		Shares	Market Value ($000)
	Pentamaster Corp. Bhd.	160,950	164
*	Top Glove Corp. Bhd.	888,400	155
	Bursa Malaysia Bhd.	102,900	149
	Fraser & Neave Holdings Bhd.	23,500	142
	HAP Seng Consolidated Bhd.	138,500	141
*	Hartalega Holdings Bhd.	274,600	141
	KPJ Healthcare Bhd.	474,900	137
	Padini Holdings Bhd.	159,600	128
[2]	MR DIY Group M Bhd.	376,900	124
	Frontken Corp. Bhd.	174,200	119
	Malaysian Pacific Industries Bhd.	19,700	113
	FGV Holdings Bhd.	378,900	110
	Malaysia Building Society Bhd.	716,600	108
	D&O Green Technologies Bhd.	129,900	98
	Hong Leong Financial Group Bhd.	26,900	93
	Syarikat Takaful Malaysia Keluarga Bhd.	112,600	91
	Scientex Bhd.	111,400	87
	VS Industry Bhd.	434,600	83
*	UWC Bhd.	98,400	78
	United Plantations Bhd.	20,400	74
*	Chin Hin Group Bhd.	90,500	71
	CTOS Digital Bhd.	221,500	69
	Kossan Rubber Industries Bhd.	185,000	64
*	Greatech Technology Bhd.	62,200	62
	Malaysian Resources Corp. Bhd.	663,900	61
	UMW Holdings Bhd.	55,200	58
[2]	Lotte Chemical Titan Holding Bhd.	192,400	49
	SP Setia Bhd. Group	239,100	38
	UEM Sunrise Bhd.	235,100	36
	WCT Holdings Bhd.	339,300	34
	Astro Malaysia Holdings Bhd.	306,900	25
	Cahya Mata Sarawak Bhd.	102,500	23
			17,556
Mexico (0.9%)
	Grupo Financiero Banorte SAB de CV	479,700	4,461
	Fomento Economico Mexicano SAB de CV	305,323	3,883
	America Movil SAB de CV Class B	3,838,041	3,472
	Wal-Mart de Mexico SAB de CV	849,900	3,332
	Grupo Bimbo SAB de CV Class A	375,634	1,895
*	Cemex SAB de CV	2,550,700	1,773
	Grupo Aeroportuario del Pacifico SAB de CV Class B	65,700	1,001
	Grupo Aeroportuario del Sureste SAB de CV Class B	36,060	851
	Coca-Cola Femsa SAB de CV	97,220	817
*	Grupo Financiero Inbursa SAB de CV	310,100	758
	Fibra Uno Administracion SA de CV	450,700	725
	Arca Continental SAB de CV	65,500	669
	Grupo Carso SAB de CV	69,693	640
	Grupo Elektra SAB de CV	9,080	620
	Gruma SAB de CV Class B	31,360	581
	Corp. Inmobiliaria Vesta SAB de CV	126,200	476
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	47,753	434
	Grupo Comercial Chedraui SA de CV	71,000	417
	Prologis Property Mexico SA de CV	92,433	398
[2]	Banco del Bajio SA	111,700	354
	TF Administradora Industrial S de RL de CV	184,500	330
	Regional SAB de CV	36,700	316
[2]	FIBRA Macquarie Mexico	178,663	312
	Orbia Advance Corp. SAB de CV	138,600	296

		Shares	Market Value ($000)
*	Alsea SAB de CV	82,600	289
*	Industrias Penoles SAB de CV	19,130	281
	Grupo Televisa SAB	437,300	278
	Operadora De Sites Mexicanos SAB de CV	181,600	228
	Kimberly-Clark de Mexico SAB de CV Class A	112,300	227
	Qualitas Controladora SAB de CV	22,100	202
	La Comer SAB de CV	86,700	185
	El Puerto de Liverpool SAB de CV	31,600	184
	Gentera SAB de CV	150,500	174
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	143,500	115
*	Sitios Latinoamerica SAB de CV	272,347	112
	Bolsa Mexicana de Valores SAB de CV	55,300	105
	Megacable Holdings SAB de CV	40,500	96
*,2	Grupo Traxion SAB de CV Class A	53,400	92
	Genomma Lab Internacional SAB de CV Class B	102,900	83
*,2	Nemak SAB de CV	327,600	72
	Grupo Rotoplas SAB de CV	25,441	39
	Concentradora Fibra Danhos SA de CV	25,700	29
	Alpek SAB de CV Class A	32,100	24
*	Controladora AXTEL SAB de CV	986,600	11
			31,637
Netherlands (3.3%)
	ASML Holding NV	65,050	44,333
	Prosus NV	255,537	8,448
	ING Groep NV	590,866	8,301
*,2	Adyen NV	4,855	5,677
	Wolters Kluwer NV	40,855	5,628
	Koninklijke Ahold Delhaize NV	160,592	4,651
	ASM International NV	7,713	3,962
	Universal Music Group NV	122,470	3,236
*	Koninklijke Philips NV	152,735	3,134
	DSM-Firmenich AG	28,840	2,725
	Akzo Nobel NV	29,221	2,249
	Koninklijke KPN NV	559,359	1,916
	NN Group NV	47,944	1,830
	BE Semiconductor Industries NV	12,670	1,779
	Aegon Ltd.	290,808	1,597
	IMCD NV	10,035	1,549
	EXOR NV	15,664	1,526
	ASR Nederland NV	26,005	1,199
[2]	Euronext NV	14,168	1,176
	Randstad NV	19,599	1,166
[2]	ABN AMRO Bank NV	65,408	879
[2]	Signify NV	22,521	655
*,2	Just Eat Takeaway.com NV	32,508	509
	JDE Peet's NV	16,830	452
*	InPost SA	32,122	379
	Allfunds Group plc	59,019	373
	TKH Group NV	9,266	369
	Koninklijke Vopak NV	9,947	342
	OCI NV	15,478	333
*	Galapagos NV	7,324	274
	APERAM SA	7,156	238
[2]	CTP NV	14,096	226
*,2	Basic-Fit NV	7,386	211
	Corbion NV	10,555	200
*,2	Alfen NV	3,351	169
	Van Lanschot Kempen NV	4,750	150

		Shares	Market Value ($000)
	Eurocommercial Properties NV	6,306	147
	PostNL NV	52,070	82
	Wereldhave NV	4,375	73
*	TomTom NV	8,898	59
	Flow Traders Ltd.	2,694	50
	Vastned Retail NV	1,740	37
	Brunel International NV	3,101	36
	NSI NV	1,453	27
*	Ebusco Holding NV	307	2
			112,354
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	98,764	1,435
	Spark New Zealand Ltd.	358,033	1,142
	Auckland International Airport Ltd.	233,833	1,140
	Meridian Energy Ltd.	235,533	757
	Infratil Ltd.	119,791	719
	EBOS Group Ltd.	24,943	568
	Mainfreight Ltd.	13,338	555
	Mercury NZ Ltd.	92,026	353
*	a2 Milk Co. Ltd.	135,168	345
	Fletcher Building Ltd.	120,526	344
	Ryman Healthcare Ltd.	90,946	303
	Chorus Ltd.	56,007	264
	Summerset Group Holdings Ltd.	43,015	247
	Heartland Group Holdings Ltd.	135,080	135
	Precinct Properties Group	167,459	118
	Stride Property Group	134,058	108
	SKY Network Television Ltd.	61,285	104
	Kiwi Property Group Ltd.	189,016	97
	Freightways Group Ltd.	18,588	94
	Air New Zealand Ltd.	166,443	69
	Vector Ltd.	30,069	68
	Argosy Property Ltd.	97,257	66
	Scales Corp. Ltd.	9,888	18
*	Synlait Milk Ltd.	7,302	6
			9,055
Norway (0.5%)
	DNB Bank ASA	170,526	3,251
	Mowi ASA	75,716	1,348
	Norsk Hydro ASA	227,383	1,320
	Telenor ASA	99,703	1,073
	Yara International ASA	28,702	974
	Orkla ASA	116,581	860
	Storebrand ASA	83,298	720
	Salmar ASA	10,802	592
	Schibsted ASA Class A	18,609	459
*	Adevinta ASA	43,226	448
	Bakkafrost P/F	8,966	432
	Gjensidige Forsikring ASA	24,733	417
	TOMRA Systems ASA	41,011	403
	SpareBank 1 SMN	32,459	388
	SpareBank 1 SR-Bank ASA	33,329	366
*	Nordic Semiconductor ASA	30,919	283
	Schibsted ASA Class B	10,696	248
	Hafnia Ltd.	38,201	235
	Borregaard ASA	14,037	224
	Aker ASA Class A	3,413	213

		Shares	Market Value ($000)
*,2	AutoStore Holdings Ltd.	121,992	203
[2]	BW LPG Ltd.	13,321	194
*	NEL ASA	237,162	174
	Leroy Seafood Group ASA	41,419	162
	Protector Forsikring ASA	8,976	160
	Atea ASA	12,433	140
[2]	Europris ASA	20,628	137
	Wallenius Wilhelmsen ASA	14,719	129
	FLEX LNG Ltd.	4,302	124
	Veidekke ASA	12,574	121
[2]	Scatec ASA	17,718	118
*,2	Crayon Group Holding ASA	12,606	98
[2]	Entra ASA	9,765	93
	Stolt-Nielsen Ltd.	2,864	83
	Hoegh Autoliners ASA	9,990	81
	Austevoll Seafood ASA	11,638	80
[2]	Elkem ASA	47,514	77
	MPC Container Ships ASA	53,024	68
	Bonheur ASA	3,216	54
	Sparebank 1 Oestlandet	4,578	53
	Grieg Seafood ASA	8,499	52
*	Aker Carbon Capture ASA	50,252	47
*	Hexagon Composites ASA	18,579	45
	Wilh Wilhelmsen Holding ASA Class A	1,040	32
*	Aker Horizons ASA	38,312	15
*	Hexagon Purus ASA	4,288	4
			16,798
Pakistan (0.0%)
	Millat Tractors Ltd.	44,430	91
	Lucky Cement Ltd.	23,964	66
	United Bank Ltd.	78,951	50
	Habib Bank Ltd.	121,342	47
	Engro Fertilizers Ltd.	92,446	33
*	TRG Pakistan	98,500	28
	Systems Ltd.	16,462	27
			342
Philippines (0.2%)
	SM Prime Holdings Inc.	1,872,700	1,090
	BDO Unibank Inc.	412,134	992
	International Container Terminal Services Inc.	195,090	759
	Ayala Land Inc.	1,308,200	736
	Bank of the Philippine Islands	318,063	593
	JG Summit Holdings Inc.	485,200	337
	PLDT Inc.	14,160	327
	Universal Robina Corp.	131,150	266
	Metropolitan Bank & Trust Co.	277,327	250
	Jollibee Foods Corp.	54,170	221
*,2	Monde Nissin Corp.	1,126,700	171
	GT Capital Holdings Inc.	13,970	137
	Globe Telecom Inc.	4,295	132
	Wilcon Depot Inc.	252,300	96
	Century Pacific Food Inc.	135,000	74
	Security Bank Corp.	53,520	68
*	Cebu Air Inc.	101,020	57
*	Converge Information & Communications Technology Solutions Inc.	368,400	55
	Manila Water Co. Inc.	166,400	54
	AREIT Inc.	94,300	51

		Shares	Market Value ($000)
	Robinsons Land Corp.	176,600	46
	D&L Industries Inc.	244,200	27
	Megaworld Corp.	704,000	26
			6,565
Poland (0.3%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	147,904	1,759
	Powszechny Zaklad Ubezpieczen SA	100,340	1,143
	Bank Polska Kasa Opieki SA	28,354	996
*,2	Dino Polska SA	7,660	853
	LPP SA	186	692
*	Santander Bank Polska SA	5,367	667
*,2	Allegro.eu SA	78,869	570
	CD Projekt SA	10,741	293
	KRUK SA	2,501	286
*	mBank SA	1,901	268
	Grupa Kety SA	1,428	258
*	Alior Bank SA	13,261	256
	Orange Polska SA	109,659	220
	Asseco Poland SA	10,945	209
*	Bank Millennium SA	88,895	176
*,2	Pepco Group NV	23,436	133
	Bank Handlowy w Warszawie SA	4,281	104
*	Cyfrowy Polsat SA	31,836	102
*	CCC SA	6,158	84
*	AmRest Holdings SE	8,831	54
*	Grupa Azoty SA	4,644	25
	Warsaw Stock Exchange	1,564	16
			9,164
Portugal (0.1%)
	Jeronimo Martins SGPS SA	43,947	1,087
	EDP Renovaveis SA	45,863	838
*	Banco Comercial Portugues SA	1,384,355	466
	NOS SGPS SA	75,522	280
	Sonae SGPS SA	197,943	200
	CTT-Correios de Portugal SA	39,640	154
	REN - Redes Energeticas Nacionais SGPS SA	46,945	125
	Navigator Co. SA	29,610	122
*	Greenvolt-Energias Renovaveis SA	7,660	59
	Altri SGPS SA	4,107	21
			3,352
Qatar (0.3%)
	Qatar National Bank QPSC	734,404	3,168
	Qatar Islamic Bank SAQ	296,872	1,550
	Industries Qatar QSC	246,386	847
	Commercial Bank PSQC	550,607	806
	Masraf Al Rayan QSC	1,036,092	707
	Qatar Gas Transport Co. Ltd.	458,592	408
	Ooredoo QPSC	137,432	389
	Mesaieed Petrochemical Holding Co.	654,554	302
	Qatar Navigation QSC	96,438	252
	Vodafone Qatar QSC	466,805	236
	Barwa Real Estate Co.	286,341	213
	Doha Bank QPSC	410,310	182
	Qatar Aluminum Manufacturing Co.	427,710	148
	United Development Co. QSC	355,162	96
	Al Meera Consumer Goods Co. QSC	20,566	74
			9,378

		Shares	Market Value ($000)
Romania (0.0%)
	Banca Transilvania SA	115,634	583
*	MED Life SA	46,244	41
	One United Properties SA	156,822	32
*	Teraplast SA	209,443	22
			678
Russia (0.0%)
*,3	Sberbank of Russia PJSC	1,437,070	—
*,3	Mobile TeleSystems PJSC ADR	8,336	—
*,3	Unipro PJSC	2,240,000	—
*,3	VTB Bank PJSC GDR	17,656	—
*,3	PhosAgro PJSC	3,204	—
*,3	OGK-2 PJSC	6,493,000	—
*,3	Polyus PJSC	3,525	—
*,3	TGC-1 PJSC	698,000,000	—
*,3	RusHydro PJSC	6,697,000	—
*,3	Aeroflot PJSC	169,870	—
*,3	Rostelecom PJSC	108,980	—
*,3	Novolipetsk Steel PJSC	118,300	—
*,3	Mobile TeleSystems PJSC	72,320	—
*,3	Magnit PJSC	9,808	—
*,3	Mosenergo PJSC	1,671,000	—
*,3	Federal Grid Co. - Rosseti PJSC (Registered)	59,114,436	—
*,3	M.Video PJSC	15,392	—
*,3	VTB Bank PJSC	511,420,001	—
*,3	Inter RAO UES PJSC	3,338,400	—
*,3	EL5-ENERO PJSC	20,838,000	—
*,3	Sistema AFK PAO	466,300	—
*,3	Moscow Exchange MICEX-RTS PJSC	175,830	—
*,2,3	Detsky Mir PJSC	100,010	—
*,3	Credit Bank of Moscow PJSC	1,108,700	—
*,3	Novorossiysk Commercial Sea Port PJSC	1,721,500	—
*,3	Cherkizovo Group PJSC	1,432	—
*,3	Samolet Group	951	—
*,3	IDGC of Centre & Volga Region PJSC	13,690,000	—
			—
Saudi Arabia (0.9%)
	Al Rajhi Bank	322,867	6,581
	Saudi National Bank	482,156	4,492
	Saudi Telecom Co.	290,223	2,979
*	Saudi Arabian Mining Co.	201,651	2,143
	Riyad Bank	245,178	1,746
	Alinma Bank	154,579	1,476
	Banque Saudi Fransi	94,547	943
	Elm Co.	4,133	821
	Arab National Bank	113,343	725
	Etihad Etisalat Co.	57,166	704
	Almarai Co. JSC	36,949	550
	Sahara International Petrochemical Co.	55,517	480
	Savola Group	43,850	439
	Co. for Cooperative Insurance	11,727	385
	Arabian Internet & Communications Services Co.	4,364	362
	Saudi Tadawul Group Holding Co.	7,192	351
	Jarir Marketing Co.	86,220	335
*	Dar Al Arkan Real Estate Development Co.	83,582	332
	Mobile Telecommunications Co. Saudi Arabia	79,713	300
	Abdullah Al Othaim Markets Co.	82,580	278

		Shares	Market Value ($000)
	Catrion Catering Holding Co.	8,266	250
	Saudia Dairy & Foodstuff Co.	2,925	249
	Leejam Sports Co. JSC	5,109	225
	Astra Industrial Group	7,037	208
	Riyadh Cables Group Co.	8,548	179
	Advanced Petrochemical Co.	16,820	168
	Arriyadh Development Co.	28,546	161
*	National Industrialization Co.	45,468	148
	Arabian Centres Co. Ltd.	27,779	147
	United International Transportation Co.	6,872	124
	Al-Dawaa Medical Services Co.	4,411	120
*	Dur Hospitality Co.	15,330	110
	Bawan Co.	9,947	106
*	Tabuk Cement Co.	26,491	105
	Arabian Contracting Services Co.	2,000	99
	Yanbu Cement Co.	10,314	98
	Northern Region Cement Co.	30,836	86
	Hail Cement Co.	26,970	85
	Eastern Province Cement Co.	7,888	81
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,007	77
*	Methanol Chemicals Co.	14,617	76
*	Sinad Holding Co.	23,127	71
	Saudi Chemical Co. Holding	63,750	70
	City Cement Co.	13,514	70
	Al Masane Al Kobra Mining Co.	5,115	69
	Saudi Ceramic Co.	9,332	67
	BinDawood Holding Co.	41,810	67
	Najran Cement Co.	19,398	60
*	Al Jouf Cement Co.	14,789	49
*	Zamil Industrial Investment Co.	7,113	38
*	Fawaz Abdulaziz Al Hokair & Co.	5,533	24
*	Saudi Public Transport Co.	4,324	22
			29,931
Singapore (1.0%)
	DBS Group Holdings Ltd.	297,300	7,062
	Oversea-Chinese Banking Corp. Ltd.	566,600	5,317
	United Overseas Bank Ltd.	205,600	4,196
	Singapore Telecommunications Ltd.	1,281,100	2,207
	CapitaLand Ascendas REIT	552,900	1,174
	Singapore Exchange Ltd.	155,500	1,098
	Keppel Corp. Ltd.	217,100	1,083
	CapitaLand Integrated Commercial Trust	787,200	1,071
	Wilmar International Ltd.	378,287	1,026
	Singapore Airlines Ltd.	215,500	1,022
	CapitaLand Investment Ltd.	450,900	1,021
	Mapletree Logistics Trust	457,600	551
*	Seatrium Ltd.	6,953,277	546
	Venture Corp. Ltd.	57,200	536
	UOL Group Ltd.	109,800	484
	Frasers Centrepoint Trust	277,319	452
	Mapletree Industrial Trust	250,400	427
	ComfortDelGro Corp. Ltd.	432,400	417
	Keppel DC REIT	286,523	394
	Mapletree Pan Asia Commercial Trust	352,500	361
	City Developments Ltd.	73,300	343
	Frasers Logistics & Commercial Trust	405,189	336
*	SATS Ltd.	167,793	333
	ESR-LOGOS REIT	892,578	197

		Shares	Market Value ($000)
	NetLink NBN Trust	302,300	191
	Keppel REIT	251,220	162
	AIMS APAC REIT	154,836	147
	Raffles Medical Group Ltd.	187,000	143
	Lendlease Global Commercial REIT	310,632	140
	iFAST Corp. Ltd.	22,100	139
	AEM Holdings Ltd.	56,300	138
	Starhill Global REIT	341,900	124
	Olam Group Ltd.	162,600	124
	CapitaLand China Trust	181,800	110
	Hutchison Port Holdings Trust	689,300	105
	SIA Engineering Co. Ltd.	61,500	105
	StarHub Ltd.	106,900	86
	Sheng Siong Group Ltd.	67,800	79
	UMS Holdings Ltd.	75,500	71
	First Resources Ltd.	65,400	68
	CDL Hospitality Trusts	85,800	65
	Digital Core REIT Management Pte. Ltd.	104,600	64
	Singapore Post Ltd.	161,500	54
	Bumitama Agri Ltd.	98,300	44
	Hour Glass Ltd.	34,800	40
	Silverlake Axis Ltd.	130,249	26
	Riverstone Holdings Ltd.	52,900	25
	Manulife US REIT	209,594	11
	Nanofilm Technologies International Ltd.	11,500	8
*	Yoma Strategic Holdings Ltd.	71,400	4
*,3	Eagle Hospitality Trust	38,000	—
			33,927
South Africa (1.0%)
*	Naspers Ltd.	30,992	5,715
	FirstRand Ltd.	824,915	2,951
	Standard Bank Group Ltd.	227,113	2,414
	Gold Fields Ltd.	146,421	2,244
	Capitec Bank Holdings Ltd.	14,377	1,498
	Absa Group Ltd.	145,377	1,341
	Anglogold Ashanti plc	68,531	1,327
	Bid Corp. Ltd.	57,375	1,259
	Shoprite Holdings Ltd.	83,710	1,142
	Sanlam Ltd.	311,124	1,120
	Nedbank Group Ltd.	77,069	874
	Remgro Ltd.	103,316	795
	Bidvest Group Ltd.	61,294	768
	Clicks Group Ltd.	47,807	749
	Aspen Pharmacare Holdings Ltd.	58,729	578
	Harmony Gold Mining Co. Ltd.	91,409	573
	Impala Platinum Holdings Ltd.	139,089	566
	Discovery Ltd.	77,908	549
	Woolworths Holdings Ltd.	150,429	538
[1]	Vodacom Group Ltd.	88,905	458
	Old Mutual Ltd.	745,668	455
	NEPI Rockcastle NV	72,027	443
	Mr Price Group Ltd.	51,673	421
	Northam Platinum Holdings Ltd.	63,999	413
	Anglo American Platinum Ltd.	9,410	398
	Foschini Group Ltd.	65,640	381
[2]	Pepkor Holdings Ltd.	341,446	337
	Growthpoint Properties Ltd.	563,524	317
	AVI Ltd.	75,479	314

		Shares	Market Value ($000)
	OUTsurance Group Ltd.	123,795	273
	Kumba Iron Ore Ltd.	8,339	262
	Investec Ltd.	36,851	236
	Tiger Brands Ltd.	23,800	230
	SPAR Group Ltd.	36,395	225
	Truworths International Ltd.	50,716	206
	Sappi Ltd.	98,503	206
	Life Healthcare Group Holdings Ltd.	192,706	185
	Redefine Properties Ltd.	964,963	178
*	MultiChoice Group	46,797	168
	Momentum Metropolitan Holdings	154,309	165
	African Rainbow Minerals Ltd.	13,980	135
	Netcare Ltd.	157,245	115
*	Fortress Real Estate Investments Ltd. Class B	326,354	113
	Barloworld Ltd.	23,845	96
	Motus Holdings Ltd.	19,229	95
	Vukile Property Fund Ltd.	115,658	81
[2]	Dis-Chem Pharmacies Ltd.	48,280	73
	AECI Ltd.	13,043	72
	Pick n Pay Stores Ltd.	53,266	67
	MAS plc	74,821	67
	Super Group Ltd.	41,486	64
	Ninety One Ltd.	28,960	63
*	Telkom SA SOC Ltd.	44,457	60
	DataTec Ltd.	31,485	58
	Omnia Holdings Ltd.	17,998	57
	Equites Property Fund Ltd.	91,645	57
	Resilient REIT Ltd.	26,893	57
	DRDGOLD Ltd.	56,618	53
*	Fortress Real Estate Investments Ltd. Class A	69,018	50
	Attacq Ltd.	107,854	50
	Hyprop Investments Ltd.	35,764	49
*,1	Transaction Capital Ltd.	128,158	47
*	KAP Ltd.	332,934	43
	Santam Ltd.	2,634	41
	Curro Holdings Ltd.	53,607	32
	Astral Foods Ltd.	3,351	28
	Coronation Fund Managers Ltd.	16,269	27
	JSE Ltd.	2,651	12
			35,034
South Korea (3.8%)
	Samsung Electronics Co. Ltd.	781,431	44,063
	SK Hynix Inc.	88,641	9,198
	NAVER Corp.	23,680	3,806
	Samsung SDI Co. Ltd.	8,509	3,098
	Hyundai Motor Co.	21,441	3,053
	LG Chem Ltd.	7,337	2,838
	KB Financial Group Inc.	62,435	2,524
[1]	Celltrion Inc.	18,328	2,308
	Shinhan Financial Group Co. Ltd.	80,155	2,287
	Kakao Corp.	48,727	1,901
	Hyundai Mobis Co. Ltd.	10,352	1,831
	Ecopro Co. Ltd.	3,138	1,810
*,2	Samsung Biologics Co. Ltd.	2,949	1,650
	Ecopro BM Co. Ltd.	7,531	1,595
	Hana Financial Group Inc.	46,883	1,509
	LG Electronics Inc.	15,975	1,267
	POSCO Future M Co. Ltd.	4,643	1,162

		Shares	Market Value ($000)
	Woori Financial Group Inc.	108,993	1,099
	Samsung Electro-Mechanics Co. Ltd.	8,665	976
	Samsung Fire & Marine Insurance Co. Ltd.	4,708	946
	Celltrion Healthcare Co. Ltd.	16,412	946
	LG Corp.	13,905	901
*	Krafton Inc.	4,702	773
	Meritz Financial Group Inc.	16,797	720
	Samsung SDS Co. Ltd.	5,513	717
	KakaoBank Corp.	33,938	688
	Korea Zinc Co. Ltd.	1,663	631
	Samsung Life Insurance Co. Ltd.	11,450	619
*	Samsung Heavy Industries Co. Ltd.	100,032	617
	HMM Co. Ltd.	49,987	599
	L&F Co. Ltd.	4,029	548
	NCSoft Corp.	2,506	507
*	Samsung Engineering Co. Ltd.	24,478	477
*	Kum Yang Co. Ltd.	4,785	473
*	CosmoAM&T Co. Ltd.	3,602	458
	DB Insurance Co. Ltd.	6,920	446
*	Hanwha Solutions Corp.	16,542	426
*	HLB Inc.	17,252	425
	Yuhan Corp.	8,679	412
	Hankook Tire & Technology Co. Ltd.	11,267	394
	Samsung Securities Co. Ltd.	12,794	388
	Posco DX Co. Ltd.	8,785	388
	Amorepacific Corp.	3,861	386
	LG Innotek Co. Ltd.	2,100	386
	Hyundai Glovis Co. Ltd.	2,730	366
	Industrial Bank of Korea	39,772	364
	LG H&H Co. Ltd.	1,402	362
	BNK Financial Group Inc.	65,184	362
*	LG Display Co. Ltd.	36,637	355
	Hanmi Semiconductor Co. Ltd.	7,005	344
	Mirae Asset Securities Co. Ltd.	61,808	343
*	Alteogen Inc.	5,427	336
	Coway Co. Ltd.	8,670	334
	Hyundai Steel Co.	11,881	323
	JYP Entertainment Corp.	4,294	319
	CJ CheilJedang Corp.	1,224	293
	Orion Corp.	3,187	288
*	SK Biopharmaceuticals Co. Ltd.	4,195	279
	Hanmi Pharm Co. Ltd.	1,153	274
	Doosan Bobcat Inc.	7,299	257
	NH Investment & Securities Co. Ltd.	32,337	256
	DB HiTek Co. Ltd.	5,308	254
	Korea Investment Holdings Co. Ltd.	5,489	254
*,2	SK IE Technology Co. Ltd.	4,080	223
	Hotel Shilla Co. Ltd.	4,382	222
	LEENO Industrial Inc.	1,429	221
*	Celltrion Pharm Inc.	3,519	218
	Fila Holdings Corp.	7,354	217
	LG Uplus Corp.	26,370	214
	Hyundai Marine & Fire Insurance Co. Ltd.	8,870	214
	SKC Co. Ltd.	2,779	208
	Hanjin Kal Corp.	4,884	202
*	Lunit Inc.	2,536	195
*	SK Bioscience Co. Ltd.	3,565	187
	Hansol Chemical Co. Ltd.	1,145	178

		Shares	Market Value ($000)
*	Hyundai Mipo Dockyard Co. Ltd.	2,824	177
	JB Financial Group Co. Ltd.	21,976	176
	HPSP Co. Ltd.	4,858	174
*,1	Rainbow Robotics	1,249	172
	LOTTE Fine Chemical Co. Ltd.	3,832	171
	CJ Corp.	2,387	170
*	Kakao Games Corp.	8,038	164
	Hyosung Advanced Materials Corp.	524	160
	Youngone Corp.	4,603	156
	F&F Co. Ltd.	2,338	155
*	Hanall Biopharma Co. Ltd.	5,823	154
	Jusung Engineering Co. Ltd.	5,500	149
	JR Global REIT	44,619	148
	Eo Technics Co. Ltd.	1,181	144
*	Pearl Abyss Corp.	4,922	143
	DGB Financial Group Inc.	21,571	142
*	SOLUM Co. Ltd.	6,700	142
	Hyundai Autoever Corp.	983	141
	WONIK IPS Co. Ltd.	5,305	140
	NongShim Co. Ltd.	435	136
	KIWOOM Securities Co. Ltd.	1,900	135
*,2	Netmarble Corp.	2,939	134
	LS Electric Co. Ltd.	2,266	133
	Medytox Inc.	774	133
	Hyosung TNC Corp.	451	133
	Cheil Worldwide Inc.	8,667	131
*	Hyundai Bioscience Co. Ltd.	5,746	129
	HD Hyundai Infracore Co. Ltd.	21,025	127
	Dongjin Semichem Co. Ltd.	4,277	127
	Hyundai Elevator Co. Ltd.	3,707	127
	Kolmar Korea Co. Ltd.	3,460	127
	Sam-A Aluminum Co. Ltd.	1,264	126
*	Cosmochemical Co. Ltd.	4,244	123
*	Sam Chun Dang Pharm Co. Ltd.	2,216	122
	Daeduck Electronics Co. Ltd.	5,916	122
	Hana Micron Inc.	5,283	122
	Soulbrain Co. Ltd.	562	121
	S&S Tech Corp.	3,081	121
	SM Entertainment Co. Ltd.	1,778	120
	Korea Asset In Trust Co. Ltd.	47,142	120
	Pan Ocean Co. Ltd.	34,205	119
	Park Systems Corp.	946	118
	People & Technology Inc.	2,911	118
	Hanon Systems	20,946	117
*	Cosmax Inc.	1,366	117
	Classys Inc.	3,621	117
	S-1 Corp.	2,499	116
	HL Mando Co. Ltd.	4,209	116
	TCC Steel	2,666	114
	SK REITs Co. Ltd.	35,613	111
	Advanced Nano Products Co. Ltd.	1,120	110
	CS Wind Corp.	2,630	109
[1]	Ecopro HN Co. Ltd.	1,964	109
	Daehan Flour Mill Co. Ltd.	1,068	106
	CJ Logistics Corp.	1,213	106
	Wemade Co. Ltd.	2,568	106
	KCC Corp.	654	105
	Eusu Holdings Co. Ltd.	23,518	105

		Shares	Market Value ($000)
	Binggrae Co. Ltd.	2,383	103
	Ottogi Corp.	353	103
	LX Semicon Co. Ltd.	1,551	103
*	Hanwha Life Insurance Co. Ltd.	48,048	103
*	Kakaopay Corp.	2,900	103
	ISC Co. Ltd.	1,515	103
	Korean Reinsurance Co.	17,010	102
	SIMMTECH Co. Ltd.	3,410	102
	Shinsegae Inc.	770	101
*	W-Scope Chungju Plant Co. Ltd.	3,145	100
*	Hugel Inc.	840	99
	Dentium Co. Ltd.	1,010	98
	Sindoh Co. Ltd.	3,764	97
	MegaStudyEdu Co. Ltd.	2,157	95
*	Creative & Innovative System	10,517	95
	Youngone Holdings Co. Ltd.	1,569	94
	Hyundai Department Store Co. Ltd.	2,381	94
	Samsung Card Co. Ltd.	3,697	94
*	LegoChem Biosciences Inc.	2,690	94
	Mcnex Co. Ltd.	3,985	94
	Samyang Foods Co. Ltd.	566	93
	Maeil Dairies Co. Ltd.	2,763	92
	DoubleUGames Co. Ltd.	2,609	91
*	Hana Tour Service Inc.	2,152	90
*	HLB Life Science Co. Ltd.	12,318	90
*	Duk San Neolux Co. Ltd.	2,518	90
	PharmaResearch Co. Ltd.	1,081	90
	AMOREPACIFIC Group	4,161	89
*	GemVax & Kael Co. Ltd.	8,613	89
	Eugene Technology Co. Ltd.	2,626	88
	Hansol Holdings Co. Ltd.	40,245	86
	Daejoo Electronic Materials Co. Ltd.	1,286	86
	Seoul Semiconductor Co. Ltd.	11,036	85
	Foosung Co. Ltd.	9,231	85
*	CJ ENM Co. Ltd.	1,406	83
	SK Gas Ltd.	688	82
	Chong Kun Dang Pharmaceutical Corp.	843	81
	Partron Co. Ltd.	12,074	80
	Koh Young Technology Inc.	8,974	80
	Lotte Shopping Co. Ltd.	1,336	79
	HAESUNG DS Co. Ltd.	1,752	78
	KC Co. Ltd.	5,641	77
*	Mezzion Pharma Co. Ltd.	2,595	76
	Doosan Tesna Inc.	1,544	76
*	Korea Line Corp.	49,353	75
*	Bioneer Corp.	3,245	75
	SPC Samlip Co. Ltd.	1,535	74
*	Oscotec Inc.	5,027	74
	KC Tech Co. Ltd.	3,625	74
	Cuckoo Homesys Co. Ltd.	4,132	74
*	Peptron Inc.	2,777	74
	Youlchon Chemical Co. Ltd.	2,725	73
	YG Entertainment Inc.	1,825	73
*	Chabiotech Co. Ltd.	5,571	72
	Daou Technology Inc.	5,200	71
	Daesang Corp.	4,629	71
	LOTTE REIT Co. Ltd.	30,078	71
	Innox Advanced Materials Co. Ltd.	2,734	70

		Shares	Market Value ($000)
*	Wonik Holdings Co. Ltd.	26,653	69
	Namyang Dairy Products Co. Ltd.	194	69
*	Kumho Tire Co. Inc.	16,081	69
	Seobu T&D	11,851	69
	HD Hyundai Construction Equipment Co. Ltd.	1,829	69
	Eugene Investment & Securities Co. Ltd.	21,639	67
	Advanced Process Systems Corp.	4,113	67
	InBody Co. Ltd.	3,476	66
*	SFA Semicon Co. Ltd.	16,020	66
*	OCI Co. Ltd.	809	66
*	Lake Materials Co. Ltd.	5,725	65
	Kolon Industries Inc.	1,934	64
*	SK oceanplant Co. Ltd.	4,947	64
	Shinsegae International Inc.	4,982	63
*	NHN Corp.	3,452	63
	Innocean Worldwide Inc.	4,028	63
	Samwha Capacitor Co. Ltd.	2,038	62
	i-SENS Inc.	3,403	62
*	Jeisys Medical Inc.	7,294	61
	Dongwon F&B Co. Ltd.	2,535	60
	Hanjin Transportation Co. Ltd.	3,074	60
	NICE Information Service Co. Ltd.	8,409	59
	BH Co. Ltd.	3,513	59
	Seegene Inc.	3,547	59
	Daishin Securities Co. Ltd.	5,185	58
	SL Corp.	2,310	58
	L&C Bio Co. Ltd.	2,238	58
*	Asiana Airlines Inc.	6,963	56
	Yuanta Securities Korea Co. Ltd.	28,078	56
	Hanil Cement Co. Ltd.	5,724	56
*	Sungeel Hitech Co. Ltd.	699	56
	Sebang Global Battery Co. Ltd.	1,217	55
	Dongwon Industries Co. Ltd.	2,190	55
	SK Securities Co. Ltd.	112,916	55
*	Cafe24 Corp.	4,294	55
	AfreecaTV Co. Ltd.	1,066	55
	LX Holdings Corp.	9,687	55
	Ahnlab Inc.	1,001	54
*	ABLBio Inc.	3,505	54
*	Shinsung E&G Co. Ltd.	35,225	54
	Harim Holdings Co. Ltd.	9,638	53
	ENF Technology Co. Ltd.	2,744	53
	Intellian Technologies Inc.	894	53
	Daeduck Co. Ltd.	10,366	52
*	Daea TI Co. Ltd.	19,070	52
	CJ Freshway Corp.	2,829	52
	DB Financial Investment Co. Ltd.	16,507	51
	KH Vatec Co. Ltd.	4,675	51
*	Sambu Engineering & Construction Co. Ltd.	24,425	51
*,1	Enchem Co. Ltd.	1,081	51
	Han Kuk Carbon Co. Ltd.	5,293	51
*	Sangsangin Co. Ltd.	15,579	50
*	UniTest Inc.	5,156	50
	Shinhan Alpha REIT Co. Ltd.	10,056	50
	Dongsuh Cos. Inc.	3,470	49
	SSANGYONG C&E Co. Ltd.	10,590	49
	ST Pharm Co. Ltd.	968	49
	KISWIRE Ltd.	3,244	48

		Shares	Market Value ($000)
*	Medipost Co. Ltd.	7,677	48
*	Modetour Network Inc.	3,999	48
	Caregen Co. Ltd.	2,185	48
*	NKMax Co. Ltd.	4,832	48
	Tokai Carbon Korea Co. Ltd.	624	48
*	STCUBE	6,890	47
	Hansol Technics Co. Ltd.	9,370	47
	Woongjin Thinkbig Co. Ltd.	22,181	47
	TES Co. Ltd.	2,992	47
	iMarketKorea Inc.	7,289	47
	Toptec Co. Ltd.	7,852	47
	Hyundai Bioland Co. Ltd.	6,027	47
	JW Pharmaceutical Corp.	1,973	46
	Hanssem Co. Ltd.	1,158	46
	Dong-A ST Co. Ltd.	1,015	46
*	CMG Pharmaceutical Co. Ltd.	26,786	45
	Green Cross Corp.	504	45
	Com2uSCorp	1,190	45
	Chunbo Co. Ltd.	542	45
	Daewoong Pharmaceutical Co. Ltd.	544	44
	NEXTIN Inc.	820	44
	Korea Electric Terminal Co. Ltd.	722	43
*	Naturecell Co. Ltd.	7,141	43
	INTOPS Co. Ltd.	1,889	43
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	2,998	43
*	Myoung Shin Industrial Co. Ltd.	2,881	43
*	Interflex Co. Ltd.	5,004	42
	Webzen Inc.	3,628	42
*	Dongkuk Steel Mill Co. Ltd.	4,869	42
	Daol Investment & Securities Co. Ltd.	13,079	41
	ICD Co. Ltd.	6,320	41
	Yunsung F&C Co. Ltd.	450	41
	NICE Holdings Co. Ltd.	3,866	40
*	Hanwha General Insurance Co. Ltd.	12,867	40
*	Wysiwyg Studios Co. Ltd.	18,032	40
	Daewoong Co. Ltd.	3,023	39
*	IS Dongseo Co. Ltd.	1,835	39
	HS Industries Co. Ltd.	13,845	38
	Humedix Co. Ltd.	1,444	38
	HK inno N Corp.	1,229	38
	Lotte Rental Co. Ltd.	1,780	38
	Sungwoo Hitech Co. Ltd.	5,321	37
*	Ananti Inc.	7,379	37
	Samyang Holdings Corp.	694	37
*	Pharmicell Co. Ltd.	7,990	37
	Vieworks Co. Ltd.	1,793	37
	Green Cross Holdings Corp.	3,162	36
	RFHIC Corp.	3,212	36
*	Nexon Games Co. Ltd.	2,950	36
*	NEPES Corp.	2,665	35
	Young Poong Corp.	88	35
*	Hancom Inc.	2,992	35
*	iNtRON Biotechnology Inc.	5,515	35
	PI Advanced Materials Co. Ltd.	1,453	35
*	Eubiologics Co. Ltd.	5,035	35
*	Amicogen Inc.	3,483	34
*,1	Humasis Co. Ltd.	21,564	34
	Kwang Dong Pharmaceutical Co. Ltd.	6,101	33

		Shares	Market Value ($000)
	Gradiant Corp.	3,857	33
*	CJ CGV Co. Ltd.	7,674	33
	Unid Co. Ltd.	564	33
*	Enplus Co. Ltd.	10,446	33
	Korea Petrochemical Ind Co. Ltd.	249	32
	TKG Huchems Co. Ltd.	1,974	32
	Tongyang Inc.	40,643	32
	Huons Co. Ltd.	1,104	32
*	Il Dong Pharmaceutical Co. Ltd.	2,373	32
*	Tongyang Life Insurance Co. Ltd.	9,006	31
*	Seojin System Co. Ltd.	2,115	31
	HDC Holdings Co. Ltd.	5,695	30
	Able C&C Co. Ltd.	5,548	30
	Hyundai GF Holdings	9,865	29
*	Insun ENT Co. Ltd.	5,066	29
	Hansae Co. Ltd.	1,819	29
	Samyang Corp.	836	29
	GOLFZON Co. Ltd.	418	29
*	ITM Semiconductor Co. Ltd.	1,835	29
	Solus Advanced Materials Co. Ltd.	1,516	28
*	Hanwha Investment & Securities Co. Ltd.	12,702	27
	KCC Glass Corp.	840	27
	TY Holdings Co. Ltd.	6,915	27
*	Eoflow Co. Ltd.	4,134	27
	Boryung	3,724	27
*	Jeju Air Co. Ltd.	3,182	27
*	Aprogen Biologics	114,293	26
*	Neowiz	1,279	26
	HL Holdings Corp.	1,004	26
*	Genexine Inc.	3,512	26
	GC Cell Corp.	1,068	26
	Nexen Tire Corp.	3,733	25
	LF Corp.	2,298	25
	DongKook Pharmaceutical Co. Ltd.	2,270	25
*	Studio Dragon Corp.	606	25
	OptoElectronics Solutions Co. Ltd.	2,577	24
*	GeneOne Life Science Inc.	10,592	24
*	DIO Corp.	1,349	23
*	HLB Therapeutics Co. Ltd.	7,952	23
	Hansol Paper Co. Ltd.	2,818	23
	Zinus Inc.	1,916	23
*	AbClon Inc.	2,495	23
	NHN KCP Corp.	2,311	22
	Dong-A Socio Holdings Co. Ltd.	303	21
*	Com2uS Holdings Corp.	778	21
	LX Hausys Ltd.	610	21
*	Hyundai Green Food	2,294	20
*	Inscobee Inc.	20,202	19
	Korea Real Estate Investment & Trust Co. Ltd.	19,485	19
*	Homecast Co. Ltd.	8,585	19
*	Helixmith Co. Ltd.	4,555	18
	Hyundai Home Shopping Network Corp.	528	18
	Solid Inc.	4,031	18
	Handsome Co. Ltd.	1,165	17
	Hanil Holdings Co. Ltd.	1,903	17
*	Yungjin Pharmaceutical Co. Ltd.	10,899	17
	Huons Global Co. Ltd.	996	17
*	Dongsung Pharmaceutical Co. Ltd.	3,606	17

		Shares	Market Value ($000)
	Korea United Pharm Inc.	915	17
	Namhae Chemical Corp.	2,835	16
	Soulbrain Holdings Co. Ltd.	579	16
*	CrystalGenomics Invites Co. Ltd.	8,036	16
*	OliX Pharmaceuticals Inc.	1,510	16
*	Hyosung Chemical Corp.	217	15
*	Namsun Aluminum Co. Ltd.	8,724	15
*	BNC Korea Co. Ltd.	5,668	15
	Hankook & Co. Co. Ltd.	1,208	14
*	Binex Co. Ltd.	2,235	14
*	Komipharm International Co. Ltd.	4,115	14
*	Samsung Pharmaceutical Co. Ltd.	7,549	14
	Taekwang Industrial Co. Ltd.	31	14
*	Hanwha Galleria Corp.	17,902	14
	Nature Holdings Co. Ltd.	949	13
*	Bukwang Pharmaceutical Co. Ltd.	2,512	12
	Cuckoo Holdings Co. Ltd.	938	12
*	MedPacto Inc.	1,912	12
*,3	Cellivery Therapeutics Inc.	2,360	12
	LG HelloVision Co. Ltd.	4,383	11
*	Dongkuk CM Co. Ltd.	2,083	11
	Songwon Industrial Co. Ltd.	652	10
	Ilyang Pharmaceutical Co. Ltd.	837	10
	BGF Co. Ltd.	3,740	10
*	Telcon RF Pharmaceutical Inc.	12,975	10
*	Giantstep Inc.	1,095	9
	Dongkuk Holdings Co. Ltd.	1,109	8
*	Enzychem Lifesciences Corp.	5,028	6
	Jeil Pharmaceutical Co. Ltd.	482	6
	Chongkundang Holdings Corp.	97	4
			130,985
Spain (1.5%)
	Banco Santander SA	2,644,683	10,963
	Banco Bilbao Vizcaya Argentaria SA	988,927	9,206
	Industria de Diseno Textil SA	174,004	7,180
	Amadeus IT Group SA	74,650	5,125
	Telefonica SA	839,657	3,621
[2]	Cellnex Telecom SA	92,999	3,551
	CaixaBank SA	632,379	2,848
[2]	Aena SME SA	12,095	2,080
	Banco de Sabadell SA	894,462	1,308
	Bankinter SA	120,695	849
	Merlin Properties Socimi SA	70,583	713
	Fluidra SA	20,935	433
	Viscofan SA	5,630	346
	Acerinox SA	31,506	346
	Mapfre SA	130,196	287
	Vidrala SA	3,034	278
	Faes Farma SA	76,966	262
	Inmobiliaria Colonial Socimi SA	39,797	262
	Corp. ACCIONA Energias Renovables SA	8,704	258
*	Solaria Energia y Medio Ambiente SA	12,606	236
[2]	Unicaja Banco SA	209,656	233
	Laboratorios Farmaceuticos Rovi SA	3,118	191
	Sacyr SA	53,962	181
	Ebro Foods SA	6,049	100
	Almirall SA	10,822	100
	Construcciones y Auxiliar de Ferrocarriles SA	2,559	90

		Shares	Market Value ($000)
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	93,929	89
[2]	Gestamp Automocion SA	20,764	80
	Pharma Mar SA	1,817	78
*	Melia Hotels International SA	10,538	65
	Fomento de Construcciones y Contratas SA	4,019	54
[2]	Neinor Homes SA	3,582	41
	Lar Espana Real Estate Socimi SA	6,008	40
[2]	Global Dominion Access SA	10,196	37
[2]	Prosegur Cash SA	56,654	32
*	Distribuidora Internacional de Alimentacion SA	1,053,042	14
	Prosegur Cia de Seguridad SA	6,488	13
*	NH Hotel Group SA	2,962	12
	Atresmedia Corp. de Medios de Comunicacion SA	2,847	12
			51,614
Sweden (2.2%)
	Atlas Copco AB Class A	431,732	6,664
	Investor AB Class B	256,199	5,323
	Assa Abloy AB Class B	161,428	4,136
	Skandinaviska Enskilda Banken AB Class A	263,694	3,191
	Atlas Copco AB Class B	232,132	3,066
	Swedbank AB Class A	162,735	2,983
	Epiroc AB Class A	139,410	2,600
	Essity AB Class B	101,729	2,545
	Telefonaktiebolaget LM Ericsson Class B	490,638	2,426
	Svenska Handelsbanken AB Class A	255,941	2,418
	Investor AB Class A	90,073	1,852
	H & M Hennes & Mauritz AB Class B	110,237	1,766
	EQT AB	70,155	1,657
	Svenska Cellulosa AB SCA Class B	102,667	1,525
	Industrivarden AB Class A	49,291	1,483
	Nibe Industrier AB Class B	241,718	1,428
	SKF AB Class B	66,155	1,245
	Boliden AB	46,044	1,226
	Trelleborg AB Class B	38,898	1,207
	Skanska AB Class B	64,890	1,043
	Telia Co. AB	438,456	1,040
	SSAB AB Class B	127,693	945
	Castellum AB	73,313	895
	Getinge AB Class B	38,872	826
	Securitas AB Class B	86,409	778
	Tele2 AB Class B	98,878	776
*	Swedish Orphan Biovitrum AB	31,832	757
	AddTech AB Class B	38,140	710
	Beijer Ref AB Class B	62,143	688
	Sagax AB Class B	29,911	679
	Holmen AB Class B	15,704	658
*	Fastighets AB Balder Class B	105,140	621
	AAK AB	28,332	575
	L E Lundbergforetagen AB Class B	11,177	544
	Investment AB Latour Class B	23,933	537
	Elekta AB Class B	62,285	486
	Husqvarna AB Class B	60,282	460
	Axfood AB	17,964	448
[2]	Thule Group AB	18,122	445
	Avanza Bank Holding AB	21,558	424
	Nordnet AB publ	25,869	423
	Fortnox AB	78,822	419
	Fabege AB	45,345	406

		Shares	Market Value ($000)
	Wihlborgs Fastigheter AB	49,343	401
*	Kinnevik AB Class B	42,672	399
[2]	Dometic Group AB	49,747	380
*	Electrolux AB Class B	37,446	369
	Epiroc AB Class B	22,765	358
	Lagercrantz Group AB Class B	30,622	349
*	Volvo Car AB Class B	106,210	347
	Billerud Aktiebolag	30,623	299
*	Sectra AB Class B	23,376	297
*,2	Sinch AB	101,830	290
*	Embracer Group AB Class B	130,897	287
	Loomis AB Class B	10,473	279
	Vitec Software Group AB Class B	5,181	272
[2]	Munters Group AB	18,331	257
	Hemnet Group AB	11,251	255
[2]	Bravida Holding AB	38,064	239
	Lindab International AB	13,108	238
	Mycronic AB	9,963	226
	Vitrolife AB	12,002	208
	Bure Equity AB	8,372	204
	SSAB AB Class A	26,018	197
	Wallenstam AB Class B	45,313	197
	Nyfosa AB	28,158	187
	JM AB	13,235	185
	HMS Networks AB	4,300	181
	Electrolux Professional AB Class B	40,253	177
	Granges AB	15,040	165
	AddLife AB Class B	17,773	163
	Catena AB	4,200	157
	Storskogen Group AB Class B	214,391	157
	Hufvudstaden AB Class A	11,692	147
	Bufab AB	4,829	146
*	Modern Times Group MTG AB Class B	17,667	143
	Medicover AB Class B	10,152	140
	Nolato AB Class B	27,698	137
	Biotage AB	10,199	128
*	Camurus AB	2,888	127
	Pandox AB Class B	9,933	121
*,2	Boozt AB	10,586	119
	Arjo AB Class B	32,524	117
	Addnode Group AB Class B	16,068	116
	Peab AB Class B	24,335	115
	MIPS AB	3,993	115
*,2	BioArctic AB Class B	5,204	115
	Instalco AB	34,472	109
*	OX2 AB Class B	22,397	105
*	Sdiptech AB Class B	4,531	103
	Atrium Ljungberg AB Class B	5,230	100
*	Truecaller AB Class B	31,680	97
	Beijer Alma AB	5,273	92
	Bilia AB Class A	8,435	91
	Cibus Nordic Real Estate AB publ	6,854	83
	Troax Group AB	4,073	79
	Ratos AB Class B	25,666	78
*	Stillfront Group AB	68,590	76
	NCC AB Class B	6,418	72
	Skandinaviska Enskilda Banken AB Class C	5,756	71
	NP3 Fastigheter AB	3,741	67

		Shares	Market Value ($000)
	SkiStar AB	6,073	65
	Hexatronic Group AB	32,964	65
[1]	Samhallsbyggnadsbolaget i Norden AB B Shares	181,180	64
*,2	Scandic Hotels Group AB	15,177	63
	Corem Property Group AB Class B	71,376	60
	Dios Fastigheter AB	8,023	54
	Systemair AB	8,015	53
[1]	Intrum AB	10,067	52
	Clas Ohlson AB Class B	4,154	51
	Fagerhult Group AB	8,279	51
	NCC AB Class A	4,523	50
	Sagax AB	19,461	50
*,2	Attendo AB	13,033	43
	MEKO AB	3,765	37
[2]	Resurs Holding AB	12,831	30
	Platzer Fastigheter Holding AB Class B	4,452	29
*	Viaplay Group AB Class B	11,860	27
*	Norion Bank AB	7,003	27
	Volati AB	2,413	23
	Investment AB Oresund	1,595	15
	Husqvarna AB Class A	1,455	11
	Cloetta AB Class B	4,552	8
	Samhallsbyggnadsbolaget i Norden AB	20,190	8
			75,989
Switzerland (6.6%)
	Nestle SA (Registered)	440,245	50,095
	Novartis AG (Registered)	341,003	33,285
	Roche Holding AG (XVTX)	113,978	30,662
	UBS Group AG (Registered)	469,505	13,267
	Zurich Insurance Group AG	24,601	12,326
	Alcon Inc.	81,487	6,147
	Swiss Re AG	47,616	5,623
	Givaudan SA (Registered)	1,327	4,966
	Partners Group Holding AG	3,655	4,819
	Lonza Group AG (Registered)	12,276	4,752
	Swiss Life Holding AG (Registered)	5,334	3,425
	Geberit AG (Registered)	5,648	3,169
	Chocoladefabriken Lindt & Spruengli AG	250	3,091
	Sonova Holding AG (Registered)	8,528	2,462
	Kuehne + Nagel International AG (Registered)	8,494	2,459
	Straumann Holding AG (Registered)	17,883	2,459
	Swisscom AG (Registered)	3,964	2,315
	Logitech International SA (Registered)	26,334	2,302
[2]	VAT Group AG	4,312	2,002
*	Sandoz Group AG	67,793	1,936
	Schindler Holding AG	8,062	1,806
	Julius Baer Group Ltd.	34,462	1,744
	Swiss Prime Site AG (Registered)	14,212	1,429
	Roche Holding AG (XSWX)	4,983	1,420
	SIG Group AG	56,640	1,322
	Baloise Holding AG (Registered)	8,451	1,294
	Georg Fischer AG (Registered)	15,003	984
	Chocoladefabriken Lindt & Spruengli AG (Registered)	8	979
	Barry Callebaut AG (Registered)	580	967
	Helvetia Holding AG (Registered)	6,715	919
	Swatch Group AG (Registered)	18,126	908
	Temenos AG (Registered)	10,258	870
	PSP Swiss Property AG (Registered)	6,521	860

		Shares	Market Value ($000)
	Tecan Group AG (Registered)	2,226	812
[2]	Galenica AG	9,765	811
	Belimo Holding AG (Registered)	1,636	798
	Flughafen Zurich AG (Registered)	3,695	783
	Swatch Group AG	2,846	747
	EMS-Chemie Holding AG (Registered)	1,040	737
	Clariant AG (Registered)	43,955	658
	Siegfried Holding AG (Registered)	643	580
	Mobimo Holding AG (Registered)	1,773	525
	Banque Cantonale Vaudoise (Registered)	4,142	505
	Cembra Money Bank AG	6,204	466
	Valiant Holding AG (Registered)	4,072	439
	Accelleron Industries AG	14,781	426
	Inficon Holding AG (Registered)	299	403
	Bachem Holding AG	5,253	391
	Softwareone Holding AG	18,917	384
	DKSH Holding AG	5,740	379
	Bucher Industries AG (Registered)	902	356
	Stadler Rail AG	9,142	338
	Schindler Holding AG (Registered)	1,572	337
	Comet Holding AG (Registered)	1,191	328
	Emmi AG (Registered)	289	303
	Swissquote Group Holding SA (Registered)	1,313	299
	SFS Group AG	2,601	293
	Landis+Gyr Group AG	3,335	280
	Allreal Holding AG (Registered)	1,632	268
*	Aryzta AG	139,530	257
	Burckhardt Compression Holding AG	448	251
	Daetwyler Holding AG	1,108	251
	Interroll Holding AG (Registered)	84	241
	Forbo Holding AG (Registered)	205	232
	dormakaba Holding AG	429	231
	Huber + Suhner AG (Registered)	3,004	223
	Vontobel Holding AG (Registered)	3,815	221
	VZ Holding AG	1,803	196
	Kardex Holding AG (Registered)	803	192
	Ypsomed Holding AG (Registered)	488	170
[2]	Medacta Group SA	1,188	160
	St. Galler Kantonalbank AG (Registered)	287	158
	EFG International AG	12,948	156
	SKAN Group AG	1,667	153
*	Meyer Burger Technology AG	627,153	146
	Komax Holding AG (Registered)	653	144
	LEM Holding SA (Registered)	63	135
*,2	Sensirion Holding AG	1,436	132
	u-blox Holding AG	1,196	126
	ALSO Holding AG (Registered)	424	119
*	DocMorris AG	1,326	95
	Bystronic AG	159	92
	Bossard Holding AG (Registered) Class A	380	87
	OC Oerlikon Corp. AG (Registered)	20,493	86
*,1	ams-OSRAM AG	43,374	85
*	Basilea Pharmaceutica AG (Registered)	1,995	79
	Bell Food Group AG (Registered)	239	75
	PIERER Mobility AG	1,075	72
[2]	Medmix AG	3,252	70
	Schweiter Technologies AG	118	68
	Implenia AG (Registered)	1,982	65

		Shares	Market Value ($000)
	COSMO Pharmaceuticals NV	1,312	64
*	Autoneum Holding AG	443	60
	Zehnder Group AG	1,068	59
	Vetropack Holding AG (Registered) Class A	1,354	55
	Intershop Holding AG	77	54
*,2	Medartis Holding AG	662	54
*,2	PolyPeptide Group AG	2,288	49
*,1	Idorsia Ltd.	21,510	47
	Rieter Holding AG (Registered)	403	42
	Leonteq AG	937	42
	VP Bank AG Class A	345	34
	Arbonia AG	3,407	33
	Hiag Immobilien Holding AG	274	25
	APG SGA SA	21	4
			225,100
Taiwan (6.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,956,630	72,375
	MediaTek Inc.	244,937	7,397
	Hon Hai Precision Industry Co. Ltd.	1,972,130	6,406
	Delta Electronics Inc.	357,496	3,616
	United Microelectronics Corp.	1,910,112	2,987
	Quanta Computer Inc.	436,760	2,827
	Fubon Financial Holding Co. Ltd.	1,257,738	2,592
	CTBC Financial Holding Co. Ltd.	2,905,000	2,543
	Chunghwa Telecom Co. Ltd.	603,000	2,305
	Mega Financial Holding Co. Ltd.	1,808,528	2,286
	ASE Technology Holding Co. Ltd.	545,276	2,227
	Cathay Financial Holding Co. Ltd.	1,465,482	2,181
	Nan Ya Plastics Corp.	888,878	1,936
	E.Sun Financial Holding Co. Ltd.	2,330,781	1,909
	Uni-President Enterprises Corp.	795,000	1,856
	China Steel Corp.	2,059,796	1,725
	Formosa Plastics Corp.	631,784	1,633
	Yuanta Financial Holding Co. Ltd.	1,823,121	1,517
	Novatek Microelectronics Corp.	90,995	1,486
	Accton Technology Corp.	87,000	1,480
	First Financial Holding Co. Ltd.	1,668,697	1,479
	Asustek Computer Inc.	113,492	1,431
	Taiwan Cooperative Financial Holding Co. Ltd.	1,640,604	1,413
	Chailease Holding Co. Ltd.	234,247	1,392
	Wistron Corp.	470,000	1,369
	Largan Precision Co. Ltd.	17,000	1,299
	Lite-On Technology Corp.	348,958	1,227
	Hotai Motor Co. Ltd.	53,337	1,209
	Alchip Technologies Ltd.	12,000	1,197
	Unimicron Technology Corp.	210,000	1,191
	Yageo Corp.	61,506	1,182
	Hua Nan Financial Holdings Co. Ltd.	1,556,450	1,108
	Realtek Semiconductor Corp.	76,294	1,097
	Formosa Chemicals & Fibre Corp.	529,708	1,086
	Taishin Financial Holding Co. Ltd.	1,849,303	1,083
*	China Development Financial Holding Corp.	2,615,308	1,063
	SinoPac Financial Holdings Co. Ltd.	1,757,021	1,062
	Airtac International Group	25,603	889
	eMemory Technology Inc.	11,000	882
	E Ink Holdings Inc.	148,728	868
	Shanghai Commercial & Savings Bank Ltd.	574,087	828
	Pegatron Corp.	318,000	826

		Shares	Market Value ($000)
	Advantech Co. Ltd.	73,000	825
	President Chain Store Corp.	94,000	810
	Wiwynn Corp.	14,000	785
	Taiwan Mobile Co. Ltd.	247,000	777
	Global Unichip Corp.	14,000	737
	WPG Holdings Ltd.	287,680	714
	Inventec Corp.	493,000	668
	Globalwafers Co. Ltd.	35,000	653
	Compal Electronics Inc.	634,000	627
*	Shin Kong Financial Holding Co. Ltd.	2,168,287	625
	Gigabyte Technology Co. Ltd.	78,000	621
	Catcher Technology Co. Ltd.	98,000	610
	Evergreen Marine Corp. Taiwan Ltd.	169,670	609
	Far EasTone Telecommunications Co. Ltd.	228,000	605
	Micro-Star International Co. Ltd.	102,000	599
	Chang Hwa Commercial Bank Ltd.	1,021,914	582
	AUO Corp.	1,104,400	580
	Voltronic Power Technology Corp.	11,152	573
	Elite Material Co. Ltd.	47,000	571
	Eclat Textile Co. Ltd.	30,000	570
	Synnex Technology International Corp.	256,000	563
	Far Eastern New Century Corp.	564,000	552
	Walsin Lihwa Corp.	435,104	542
	Asia Cement Corp.	401,000	535
	Tripod Technology Corp.	85,000	524
	ASPEED Technology Inc.	5,500	517
	Innolux Corp.	1,225,690	495
	Teco Electric & Machinery Co. Ltd.	326,000	487
	Acer Inc.	422,000	476
	Powerchip Semiconductor Manufacturing Corp.	494,000	476
*	Tatung Co. Ltd.	360,000	466
	Sino-American Silicon Products Inc.	79,000	462
	Chicony Electronics Co. Ltd.	90,000	459
	Feng TAY Enterprise Co. Ltd.	77,728	457
	Asia Vital Components Co. Ltd.	46,165	453
	King Yuan Electronics Co. Ltd.	167,000	443
*	PharmaEssentia Corp.	38,000	443
	Ruentex Development Co. Ltd.	367,740	421
	Faraday Technology Corp.	34,000	420
	Powertech Technology Inc.	117,000	419
	Chroma ATE Inc.	61,000	418
	Parade Technologies Ltd.	12,000	412
	Taichung Commercial Bank Co. Ltd.	811,434	410
	Eva Airways Corp.	405,932	407
	Winbond Electronics Corp.	445,206	404
	Yang Ming Marine Transport Corp.	292,398	393
	Phison Electronics Corp.	25,000	386
	Lien Hwa Industrial Holdings Corp.	175,835	385
	Pou Chen Corp.	379,000	374
	Oneness Biotech Co. Ltd.	56,887	373
	Radiant Opto-Electronics Corp.	87,000	368
	Vanguard International Semiconductor Corp.	142,000	362
	Cheng Shin Rubber Industry Co. Ltd.	240,000	361
	Compeq Manufacturing Co. Ltd.	152,000	357
	Win Semiconductors Corp.	65,000	356
	Gold Circuit Electronics Ltd.	48,500	353
	Makalot Industrial Co. Ltd.	30,707	352
	Hiwin Technologies Corp.	47,504	347

		Shares	Market Value ($000)
	Yulon Finance Corp.	56,569	343
	International Games System Co. Ltd.	16,000	341
	Foxconn Technology Co. Ltd.	200,000	341
	Lotes Co. Ltd.	11,377	338
	TA Chen Stainless Pipe	272,763	337
	Via Technologies Inc.	60,000	331
	Taiwan High Speed Rail Corp.	330,000	318
	Simplo Technology Co. Ltd.	26,000	316
	Walsin Technology Corp.	72,000	314
	Jentech Precision Industrial Co. Ltd.	14,999	310
	Taiwan Business Bank	713,787	309
	King Slide Works Co. Ltd.	11,000	307
	Giant Manufacturing Co. Ltd.	49,740	302
	AP Memory Technology Corp.	20,000	299
	Zhen Ding Technology Holding Ltd.	88,000	292
	Nanya Technology Corp.	121,000	290
	Sinbon Electronics Co. Ltd.	31,000	284
*	China Petrochemical Development Corp.	896,386	282
	China Airlines Ltd.	410,000	277
	ASMedia Technology Inc.	6,000	277
	Qisda Corp.	187,000	262
	Highwealth Construction Corp.	199,559	262
	Nan Ya Printed Circuit Board Corp.	33,000	262
	Macronix International Co. Ltd.	272,000	251
	Wistron NeWeb Corp.	56,791	248
	Sigurd Microelectronics Corp.	121,000	247
	Ruentex Industries Ltd.	119,002	240
	Poya International Co. Ltd.	14,484	237
	Wan Hai Lines Ltd.	157,260	235
	WT Microelectronics Co. Ltd.	61,000	232
	Topco Scientific Co. Ltd.	38,271	224
	Huaku Development Co. Ltd.	74,000	224
	Sanyang Motor Co. Ltd.	95,000	222
	Charoen Pokphand Enterprise	70,600	217
*	IBF Financial Holdings Co. Ltd.	575,060	212
	Yulon Motor Co. Ltd.	86,185	212
	Nien Made Enterprise Co. Ltd.	19,000	207
	Merida Industry Co. Ltd.	34,000	204
	Elan Microelectronics Corp.	42,000	203
	Senao International Co. Ltd.	162,000	203
	Acter Group Corp. Ltd.	35,000	203
	Xxentria Technology Materials Corp.	81,900	198
	Tung Ho Steel Enterprise Corp.	89,110	198
	Chipbond Technology Corp.	85,000	196
	Test Research Inc.	97,000	194
	O-Bank Co. Ltd.	615,000	191
	YFY Inc.	187,000	190
	Silicon Integrated Systems Corp.	121,080	188
	Bora Pharmaceuticals Co. Ltd.	9,092	187
	Getac Holdings Corp.	57,000	186
*	Bank of Kaohsiung Co. Ltd.	476,337	184
	Hotai Finance Co. Ltd.	44,500	184
	Orient Semiconductor Electronics Ltd.	95,000	180
	King's Town Bank Co. Ltd.	142,000	179
	Kindom Development Co. Ltd.	148,100	178
	Ardentec Corp.	79,000	178
*	Radium Life Tech Co. Ltd.	573,200	177
	Fusheng Precision Co. Ltd.	27,000	176

		Shares	Market Value ($000)
	Dynamic Holding Co. Ltd.	53,997	176
	Taiwan Fertilizer Co. Ltd.	86,000	175
	Sercomm Corp.	44,000	175
*	Nan Kang Rubber Tire Co. Ltd.	141,000	175
	Bizlink Holding Inc.	20,708	175
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	173
	Great Wall Enterprise Co. Ltd.	94,402	170
	Tong Yang Industry Co. Ltd.	71,000	169
	Mitac Holdings Corp.	131,248	169
	L&K Engineering Co. Ltd.	36,000	168
*	HTC Corp.	103,000	165
	Chicony Power Technology Co. Ltd.	36,000	164
	Nichidenbo Corp.	85,000	163
	Fortune Electric Co. Ltd.	18,000	161
	FSP Technology Inc.	95,000	159
	Far Eastern Department Stores Ltd.	203,000	157
	Lotus Pharmaceutical Co. Ltd.	19,000	157
	momo.com Inc.	9,504	157
	Visual Photonics Epitaxy Co. Ltd.	28,000	154
	AURAS Technology Co. Ltd.	13,000	152
	Capital Securities Corp.	307,000	151
	AcBel Polytech Inc.	111,883	150
	United Integrated Services Co. Ltd.	19,000	149
	Hong Pu Real Estate Development Co. Ltd.	161,000	149
	Systex Corp.	44,000	149
	Taiwan Union Technology Corp.	38,000	149
	Sitronix Technology Corp.	16,000	148
	YungShin Global Holding Corp.	97,000	144
	Run Long Construction Co. Ltd.	46,000	143
	Kung Long Batteries Industrial Co. Ltd.	33,000	141
	Soft-World International Corp.	27,000	138
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,419	138
	Century Iron & Steel Industrial Co. Ltd.	26,000	138
	Tong Hsing Electronic Industries Ltd.	25,322	136
	Innodisk Corp.	13,651	136
	Shihlin Electric & Engineering Corp.	41,000	136
*	Advanced Wireless Semiconductor Co.	30,370	135
	Sporton International Inc.	17,372	133
	Kuo Toong International Co. Ltd.	91,330	133
	Feng Hsin Steel Co. Ltd.	62,000	131
	Taiwan Surface Mounting Technology Corp.	42,000	131
	Taiwan Secom Co. Ltd.	33,000	130
	Gloria Material Technology Corp.	83,000	129
*	Globe Union Industrial Corp.	276,828	129
	Ta Ya Electric Wire & Cable	118,253	129
	Raydium Semiconductor Corp.	10,000	129
	Grape King Bio Ltd.	26,000	128
	Taiyen Biotech Co. Ltd.	117,000	128
	Microbio Co. Ltd.	75,965	128
	Gudeng Precision Industrial Co. Ltd.	10,491	128
*	Polaris Group	55,000	128
	Kinsus Interconnect Technology Corp.	40,000	127
	VisEra Technologies Co. Ltd.	13,000	127
*	Phihong Technology Co. Ltd.	63,380	126
*	Mercuries Life Insurance Co. Ltd.	772,203	126
	Sunplus Technology Co. Ltd.	108,000	125
*	Kuo Yang Construction Co. Ltd.	207,000	125
	Global Brands Manufacture Ltd.	56,120	124

		Shares	Market Value ($000)
*	Taiwan Glass Industry Corp.	205,000	124
	Fitipower Integrated Technology Inc.	13,703	124
	Taiwan Semiconductor Co. Ltd.	43,000	123
	Goldsun Building Materials Co. Ltd.	141,753	123
	ITEQ Corp.	43,466	123
	Standard Foods Corp.	98,000	123
*	Ennostar Inc.	84,000	123
	China Motor Corp.	37,200	121
	Ennoconn Corp.	13,710	121
	Greatek Electronics Inc.	62,000	120
	FLEXium Interconnect Inc.	43,000	120
	AGV Products Corp.	312,000	119
	Pixart Imaging Inc.	23,000	119
	XinTec Inc.	27,000	119
	Wah Lee Industrial Corp.	36,720	118
	Formosa Taffeta Co. Ltd.	146,000	118
	Fulgent Sun International Holding Co. Ltd.	25,000	118
	Wei Chuan Foods Corp.	188,000	117
	ChipMOS Technologies Inc.	89,000	116
	Arcadyan Technology Corp.	22,123	116
	Coretronic Corp.	50,000	115
	ITE Technology Inc.	23,000	115
	Shinkong Synthetic Fibers Corp.	228,000	115
	Chief Telecom Inc.	11,000	114
	Sunonwealth Electric Machine Industry Co. Ltd.	36,000	113
	Merry Electronics Co. Ltd.	30,298	111
	Cheng Loong Corp.	115,000	110
	Pan Jit International Inc.	48,400	110
	Wisdom Marine Lines Co. Ltd.	70,543	110
	Zyxel Group Corp.	60,961	109
	Topkey Corp.	19,000	109
	Kenda Rubber Industrial Co. Ltd.	105,001	107
	Hota Industrial Manufacturing Co. Ltd.	51,810	106
	Career Technology MFG. Co. Ltd.	152,513	106
	Elite Semiconductor Microelectronics Technology Inc.	35,000	106
	KEE TAI Properties Co. Ltd.	197,000	106
	Taiwan PCB Techvest Co. Ltd.	75,000	106
	Jess-Link Products Co. Ltd.	36,000	105
	FocalTech Systems Co. Ltd.	25,203	104
*	Rexon Industrial Corp. Ltd.	56,000	104
	Unitech Printed Circuit Board Corp.	154,363	102
*	HannStar Display Corp.	276,000	102
*	Medigen Vaccine Biologics Corp.	44,390	102
	Eternal Materials Co. Ltd.	106,400	101
	Far Eastern International Bank	265,036	101
	Wafer Works Corp.	69,923	101
	Foxsemicon Integrated Technology Inc.	16,000	101
	Darfon Electronics Corp.	60,000	101
	Chung Hung Steel Corp.	135,000	101
	Prince Housing & Development Corp.	282,000	100
	Everlight Electronics Co. Ltd.	66,000	99
	Lingsen Precision Industries Ltd.	129,000	99
	Etron Technology Inc.	58,640	99
	ADATA Technology Co. Ltd.	31,000	99
	Egis Technology Inc.	28,000	98
	Hannstar Board Corp.	54,000	98
*	Adimmune Corp.	86,000	98
	China Steel Chemical Corp.	26,000	97

		Shares	Market Value ($000)
	Taiwan-Asia Semiconductor Corp.	61,000	97
	Advanced Energy Solution Holding Co. Ltd.	4,000	97
	M31 Technology Corp.	3,000	97
	President Securities Corp.	155,532	95
	Flytech Technology Co. Ltd.	44,000	95
	Ton Yi Industrial Corp.	185,000	95
	Sunny Friend Environmental Technology Co. Ltd.	24,737	95
	TCI Co. Ltd.	17,297	95
	Bioteque Corp.	27,000	95
	Kaori Heat Treatment Co. Ltd.	12,000	95
	SDI Corp.	25,000	94
	Iron Force Industrial Co. Ltd.	31,000	94
	Continental Holdings Corp.	104,000	93
*	Tyntek Corp.	151,000	92
	TXC Corp.	28,000	92
*	RichWave Technology Corp.	17,650	92
	Shinkong Insurance Co. Ltd.	42,000	92
*	CMC Magnetics Corp.	259,747	91
*	Lung Yen Life Service Corp.	74,000	91
	U-Ming Marine Transport Corp.	59,000	91
	Weltrend Semiconductor	36,000	91
	Nuvoton Technology Corp.	19,000	90
*	Rich Development Co. Ltd.	285,000	89
	China Chemical & Pharmaceutical Co. Ltd.	112,000	89
	Pan-International Industrial Corp.	78,000	89
	Dyaco International Inc.	76,505	89
	Nan Pao Resins Chemical Co. Ltd.	11,000	88
	Allied Supreme Corp.	8,000	88
	Holy Stone Enterprise Co. Ltd.	27,300	87
	Kinpo Electronics	170,000	86
	IEI Integration Corp.	31,000	86
	Syncmold Enterprise Corp.	30,000	86
	United Renewable Energy Co. Ltd.	180,420	86
	Taiwan Sakura Corp.	40,000	86
	Gamania Digital Entertainment Co. Ltd.	35,000	86
	TYC Brother Industrial Co. Ltd.	67,000	85
	Sinyi Realty Inc.	89,000	85
	Evergreen International Storage & Transport Corp.	91,000	85
	Apex International Co. Ltd.	53,000	85
	Taiwan Paiho Ltd.	42,000	84
	Pegavision Corp.	6,514	84
	Grand Pacific Petrochemical	161,000	83
	Sheng Yu Steel Co. Ltd.	92,000	83
*	TaiMed Biologics Inc.	31,000	83
	China Metal Products	64,000	81
	Quanta Storage Inc.	32,000	81
	Great Tree Pharmacy Co. Ltd.	7,140	80
	Sampo Corp.	86,000	79
	Yieh Phui Enterprise Co. Ltd.	148,365	79
	CHC Healthcare Group	40,000	79
	Taiwan Mask Corp.	32,000	79
	Tong-Tai Machine & Tool Co. Ltd.	128,000	78
	Tainan Spinning Co. Ltd.	148,000	78
	Primax Electronics Ltd.	38,000	78
	Basso Industry Corp.	59,000	77
	China Bills Finance Corp.	165,000	77
	Supreme Electronics Co. Ltd.	42,980	77
	Dimerco Express Corp.	30,451	77

		Shares	Market Value ($000)
	Sonix Technology Co. Ltd.	41,000	75
	YC INOX Co. Ltd.	85,476	74
	Solar Applied Materials Technology Corp.	57,000	74
	Sensortek Technology Corp.	5,000	74
	Advanced International Multitech Co. Ltd.	32,000	73
	Brighton-Best International Taiwan Inc.	66,000	73
	Waffer Technology Corp.	19,000	73
*	CyberTAN Technology Inc.	98,000	72
	Machvision Inc.	11,039	70
	China Electric Manufacturing Corp.	128,540	69
	Ichia Technologies Inc.	60,000	69
	Chlitina Holding Ltd.	11,000	69
	Savior Lifetec Corp.	104,436	69
	RDC Semiconductor Co. Ltd.	8,240	69
	Center Laboratories Inc.	46,614	68
	USI Corp.	108,000	68
	Chin-Poon Industrial Co. Ltd.	43,000	67
	Dynapack International Technology Corp.	26,000	67
	Advanced Ceramic X Corp.	8,000	67
	Sinon Corp.	55,000	67
	International CSRC Investment Holdings Co.	104,990	66
	Hsin Kuang Steel Co. Ltd.	41,000	66
	TSRC Corp.	86,000	66
*	Taiwan TEA Corp.	98,000	66
	Chia Hsin Cement Corp.	107,100	66
	KMC Kuei Meng International Inc.	16,000	65
	Transcend Information Inc.	24,000	64
	TTY Biopharm Co. Ltd.	24,000	64
	PharmaEngine Inc.	20,000	64
	Co-Tech Development Corp.	32,000	64
	Rechi Precision Co. Ltd.	98,000	63
	Johnson Health Tech Co. Ltd.	28,000	63
	Taiflex Scientific Co. Ltd.	46,000	63
	UPI Semiconductor Corp.	7,000	63
	MPI Corp.	9,000	63
	Universal Vision Biotechnology Co. Ltd.	6,678	62
	Chang Wah Electromaterials Inc.	56,000	62
*	Lealea Enterprise Co. Ltd.	179,920	61
*	Mercuries & Associates Holding Ltd.	139,969	61
	Shiny Chemical Industrial Co. Ltd.	13,750	61
	Hung Sheng Construction Ltd.	92,600	60
	Namchow Holdings Co. Ltd.	37,000	60
	Brogent Technologies Inc.	15,100	60
*	OBI Pharma Inc.	22,354	60
	Infortrend Technology Inc.	86,000	59
*	HannsTouch Holdings Co.	190,000	59
	Thinking Electronic Industrial Co. Ltd.	12,000	59
	Channel Well Technology Co. Ltd.	22,000	59
	Farglory Land Development Co. Ltd.	31,000	58
	Hu Lane Associate Inc.	11,275	58
	Cleanaway Co. Ltd.	10,000	58
	Chang Wah Technology Co. Ltd.	53,500	58
	Elite Advanced Laser Corp.	30,000	57
	Cathay Real Estate Development Co. Ltd.	110,000	56
	Chung Hwa Pulp Corp.	78,000	56
	Shin Zu Shing Co. Ltd.	14,165	56
	TPK Holding Co. Ltd.	49,000	56
	Chunghwa Precision Test Tech Co. Ltd.	3,000	56

		Shares	Market Value ($000)
	Kaimei Electronic Corp.	23,200	56
	Asia Polymer Corp.	71,757	55
	Zeng Hsing Industrial Co. Ltd.	16,115	55
	BES Engineering Corp.	150,000	54
	Chun Yuan Steel Industry Co. Ltd.	99,000	54
	ASROCK Inc.	8,000	54
	General Interface Solution Holding Ltd.	25,000	53
	Cheng Uei Precision Industry Co. Ltd.	37,000	52
	Sincere Navigation Corp.	71,900	52
	Posiflex Technology Inc.	14,000	52
	Motech Industries Inc.	56,594	51
	Nan Liu Enterprise Co. Ltd.	19,000	51
	LandMark Optoelectronics Corp.	15,000	51
*	Zinwell Corp.	66,000	50
	Everlight Chemical Industrial Corp.	77,000	50
	Alpha Networks Inc.	43,772	50
	Cub Elecparts Inc.	11,281	50
*	Asia Pacific Telecom Co. Ltd.	204,779	50
	WinWay Technology Co. Ltd.	2,000	50
	Longchen Paper & Packaging Co. Ltd.	100,803	48
	Tung Thih Electronic Co. Ltd.	10,000	48
	D-Link Corp.	71,760	47
	Oriental Union Chemical Corp.	75,000	47
	Genesys Logic Inc.	11,000	47
	Elitegroup Computer Systems Co. Ltd.	50,000	46
	Gemtek Technology Corp.	42,000	46
	UPC Technology Corp.	91,000	46
*	Yeong Guan Energy Technology Group Co. Ltd.	28,468	46
	Speed Tech Corp.	26,000	46
	Synmosa Biopharma Corp.	35,820	46
	T3EX Global Holdings Corp.	18,000	44
	EVERGREEN Steel Corp.	17,000	44
	Global Mixed Mode Technology Inc.	5,000	43
	Actron Technology Corp.	7,574	43
	Holtek Semiconductor Inc.	19,000	41
*	Foresee Pharmaceuticals Co. Ltd.	14,538	41
*	Shining Building Business Co. Ltd.	112,000	39
	Marketech International Corp.	9,000	39
	Anpec Electronics Corp.	6,000	38
	Taiwan Styrene Monomer	70,000	37
	Formosa Sumco Technology Corp.	7,000	37
*	Federal Corp.	61,000	36
	TaiDoc Technology Corp.	7,000	35
*	China Man-Made Fiber Corp.	133,240	34
	AmTRAN Technology Co. Ltd.	86,238	33
	Darwin Precisions Corp.	75,000	33
	Adlink Technology Inc.	17,000	33
*	Li Peng Enterprise Co. Ltd.	128,000	33
	China General Plastics Corp.	43,155	32
	Ability Enterprise Co. Ltd.	36,000	31
	Nantex Industry Co. Ltd.	25,000	31
	Swancor Holding Co. Ltd.	10,000	31
*	Medigen Biotechnology Corp.	18,000	30
	Panion & BF Biotech Inc.	8,000	30
	Gourmet Master Co. Ltd.	9,000	29
	91APP Inc.	8,000	28
*	ALI Corp.	27,000	27
	Amazing Microelectronic Corp.	6,242	26

		Shares	Market Value ($000)
	Ho Tung Chemical Corp.	85,000	25
*	Taigen Biopharmaceuticals Holdings Ltd.	49,000	25
	Yulon Nissan Motor Co. Ltd.	4,000	24
	VIA Labs Inc.	3,000	23
*	PChome Online Inc.	15,430	22
	Fittech Co. Ltd.	10,000	21
*	Ritek Corp.	71,214	19
	Ultra Chip Inc.	6,000	19
	Altek Corp.	14,000	18
	St. Shine Optical Co. Ltd.	3,000	18
*	Gigasolar Materials Corp.	5,790	16
	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	12
	ScinoPharm Taiwan Ltd.	13,000	11
*,3	Pharmally International Holding Co. Ltd.	1,282	—
			218,546
Thailand (0.6%)
	CP ALL PCL (Foreign)	1,011,500	1,496
	Bangkok Dusit Medical Services PCL (Foreign)	1,738,800	1,298
	Advanced Info Service PCL (Foreign)	193,800	1,202
*	Airports of Thailand PCL (Foreign)	688,800	1,165
	Delta Electronics Thailand PCL (Foreign)	463,200	1,026
	Kasikornbank PCL (Foreign)	276,700	1,007
	Siam Cement PCL (Foreign)	118,200	965
	Central Pattana PCL (Foreign)	490,900	946
	SCB X PCL (Foreign)	290,700	820
	Bumrungrad Hospital PCL (Foreign)	94,300	598
	Minor International PCL (Foreign)	696,400	540
	Krung Thai Bank PCL (Foreign)	983,000	509
	Central Retail Corp. PCL (Foreign)	444,400	477
	Bangkok Bank PCL (Foreign)	102,700	441
	Charoen Pokphand Foods PCL (Foreign)	762,500	431
	Intouch Holdings PCL (Foreign)	183,256	364
	Energy Absolute PCL (Foreign)	285,400	361
	PTT Global Chemical PCL (Foreign)	319,600	351
	Home Product Center PCL (Foreign)	1,024,400	344
	Bangkok Expressway & Metro PCL (Foreign)	1,508,700	335
	Tisco Financial Group PCL (Foreign)	110,400	305
	TMBThanachart Bank PCL (Foreign)	6,695,824	293
	Land & Houses PCL (Foreign)	1,277,100	280
	BTS Group Holdings PCL (Foreign)	1,331,200	275
	Krungthai Card PCL (Foreign)	202,600	269
	True Corp. PCL (Foreign)	1,623,714	259
	Indorama Ventures PCL (Foreign)	350,700	244
	Thonburi Healthcare Group PCL (Foreign)	120,600	211
	SCG Packaging PCL (Foreign)	188,000	206
	Kiatnakin Phatra Bank PCL (Foreign)	150,400	204
	Thai Union Group PCL (Foreign)	464,300	194
	KCE Electronics PCL (Foreign)	126,800	189
	CP Axtra PCL (Foreign)	226,637	174
*	Central Plaza Hotel PCL (Foreign)	138,000	166
	Thanachart Capital PCL (Foreign)	118,500	162
	Com7 PCL (Foreign)	214,100	140
	Osotspa PCL (Foreign)	209,000	136
	Muangthai Capital PCL (Foreign)	105,000	131
	Ngern Tid Lor PCL (Foreign)	194,513	127
	Srisawad Corp. PCL (Foreign)	99,100	125
	Supalai PCL (Foreign)	246,800	124
	Hana Microelectronics PCL (Foreign)	94,300	120

		Shares	Market Value ($000)
	Siam Global House PCL (Foreign)	247,874	118
	Berli Jucker PCL (Foreign)	154,400	115
	Asset World Corp. PCL (Foreign)	1,079,700	114
	AP Thailand PCL (Foreign)	357,600	110
	Bangkok Chain Hospital PCL (Foreign)	168,500	103
	Sansiri PCL (Foreign)	2,125,700	101
	Amata Corp. PCL (Foreign)	136,593	97
*	Jasmine Technology Solution PCL (Foreign)	51,700	81
	Sino-Thai Engineering & Construction PCL (Foreign)	303,000	77
	Chularat Hospital PCL (Foreign)	885,000	71
	JMT Network Services PCL (Foreign)	96,292	71
	Ramkhamhaeng Hospital PCL (Foreign)	75,100	71
	AEON Thana Sinsap Thailand PCL (Foreign)	15,000	68
	Thailand Future Fund	347,700	64
[1]	Dohome PCL (Foreign)	183,366	64
	Bangkok Commercial Asset Management PCL (Foreign)	270,300	63
	Mega Lifesciences PCL (Foreign)	56,000	63
	Betagro PCL (Foreign)	91,600	62
	Quality Houses PCL (Foreign)	994,900	61
*	Beyond Securities PCL (Foreign)	450,800	59
	Sri Trang Agro-Industry PCL (Foreign)	125,500	55
	Plan B Media PCL (Foreign)	228,468	54
	Forth Corp. PCL (Foreign)	90,900	52
	Siam City Cement PCL (Foreign)	13,400	50
	Jaymart Group Holdings PCL (Foreign)	95,100	48
	Thai Vegetable Oil PCL (Foreign)	76,070	46
	Bangkok Life Assurance PCL NVDR	80,800	45
	TOA Paint Thailand PCL (Foreign)	75,200	45
	VGI PCL (Foreign)	790,949	45
	TTW PCL (Foreign)	179,400	45
	Bangkok Airways PCL (Foreign)	110,500	45
	Vibhavadi Medical Center PCL (Foreign)	884,810	45
	Tipco Asphalt PCL (Foreign)	94,800	44
	Thoresen Thai Agencies PCL (Foreign)	289,000	43
	Dhipaya Group Holdings PCL (Foreign)	50,400	42
	Major Cineplex Group PCL (Foreign)	92,700	40
	TQM Alpha PCL (Foreign)	46,700	37
*	Jasmine International PCL (Foreign)	539,700	36
*,3	Thai Airways International PCL (Foreign)	469,000	34
*	Bangkok Land PCL (Foreign)	1,730,200	34
	Thaicom PCL (Foreign)	93,100	33
	Singer Thailand PCL (Foreign)	90,800	31
	BEC World PCL (Foreign)	193,400	29
	Pruksa Holding PCL (Foreign)	78,900	27
	GFPT PCL (Foreign)	83,900	26
	MBK PCL (Foreign)	59,400	26
	Workpoint Entertainment PCL (Foreign)	80,100	25
	Sri Trang Gloves Thailand PCL (Foreign)	142,600	25
	MK Restaurants Group PCL (Foreign)	21,000	24
	BCPG PCL (Foreign)	95,352	24
	Ratchthani Leasing PCL (Foreign)	285,000	22
	Precious Shipping PCL (Foreign)	89,000	21
	LPN Development PCL (Foreign)	190,300	21
	SPCG PCL (Foreign)	57,800	20
*	Super Energy Corp. PCL (Foreign)	1,608,300	20
	Taokaenoi Food & Marketing PCL (Foreign)	77,500	20
*	Italian-Thai Development PCL (Foreign)	575,900	19
	Thaifoods Group PCL (Foreign)	213,600	19

		Shares	Market Value ($000)
*	Samart Corp. PCL (Foreign)	116,300	15
*	Rabbit Holdings PCL (Foreign)	738,100	11
	Origin Property PCL (Foreign)	38,000	9
	Advanced Info Service PCL	1,200	7
*	Kerry Express Thailand PCL (Foreign)	45,400	5
			22,007
Turkey (0.3%)
	BIM Birlesik Magazalar A/S	71,485	763
*	Turk Hava Yollari AO	87,216	759
	Akbank TAS	496,019	579
	Turkiye Sise ve Cam Fabrikalari A/S	252,275	430
	Turkiye Is Bankasi A/S Class C	509,653	379
*	Turkcell Iletisim Hizmetleri A/S	187,165	375
*	Eregli Demir ve Celik Fabrikalari TAS	258,323	367
	Yapi ve Kredi Bankasi A/S	517,961	345
	Ford Otomotiv Sanayi A/S	9,454	276
	Turkiye Garanti Bankasi A/S	95,765	179
	Coca-Cola Icecek A/S	12,322	173
	Migros Ticaret A/S	13,135	164
*	Gubre Fabrikalari TAS	12,309	162
	Arcelik A/S	32,039	151
	Tofas Turk Otomobil Fabrikasi A/S	18,068	149
*	Pegasus Hava Tasimaciligi A/S	6,058	148
*	Hektas Ticaret TAS	188,434	146
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	162,844	139
*	Petkim Petrokimya Holding A/S	173,711	130
*	Oyak Cimento Fabrikalari A/S	56,721	128
	Nuh Cimento Sanayi A/S	11,274	127
[2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	33,892	119
	Turk Traktor ve Ziraat Makineleri A/S	4,460	107
	Is Yatirim Menkul Degerler A/S	94,936	102
*,2	MLP Saglik Hizmetleri A/S Class B	18,870	98
*	Ulker Biskuvi Sanayi A/S	32,021	95
*	TAV Havalimanlari Holding A/S	23,282	93
	Sok Marketler Ticaret A/S	40,730	83
*	Baticim Bati Anadolu Cimento Sanayii A/S	13,816	83
	EGE Endustri ve Ticaret A/S	195	77
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	297,714	76
	Borusan Yatirim ve Pazarlama A/S	935	74
*	Anadolu Anonim Turk Sigorta Sirketi	30,978	71
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	66,713	69
	Dogus Otomotiv Servis ve Ticaret A/S	7,746	66
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	55,646	65
*	Konya Cimento Sanayii A/S	200	64
	Cimsa Cimento Sanayi ve Ticaret A/S	52,675	63
*	Is Gayrimenkul Yatirim Ortakligi A/S	87,038	63
*	Turkiye Vakiflar Bankasi TAO	124,344	60
	Dogan Sirketler Grubu Holding A/S	124,692	57
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	21,992	57
	Logo Yazilim Sanayi ve Ticaret A/S	20,409	56
*	Turk Telekomunikasyon A/S	63,776	53
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	27,051	52
	Aygaz A/S	11,072	51
	Akcansa Cimento A/S	8,930	46
[2]	Enerjisa Enerji A/S	27,875	46
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	43,687	45
	Bera Holding A/S	92,664	45
*	Aksigorta A/S	224,652	44

		Shares	Market Value ($000)
*	Turkiye Halk Bankasi A/S	93,985	42
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,671	41
*	Tat Gida Sanayi A/S	31,539	40
*	Turkiye Sinai Kalkinma Bankasi A/S	159,385	39
	Tekfen Holding A/S	22,841	36
*	Is Finansal Kiralama A/S	76,041	36
*	Bursa Cimento Fabrikasi A/S	119,826	36
	Kartonsan Karton Sanayi ve Ticaret A/S	12,049	35
	Sekerbank Turk A/S	132,147	32
	Kordsa Teknik Tekstil A/S	9,659	28
*	Vestel Elektronik Sanayi ve Ticaret A/S	13,419	28
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	31,509	25
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	34,291	25
*	Biotrend Cevre ve Enerji Yatirimlari A/S	34,211	25
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	23
*	Imas Makina Sanayi A/S	36,497	22
*	Tukas Gida Sanayi ve Ticaret A/S	74,622	21
	Galata Wind Enerji A/S	22,317	20
*	Iskenderun Demir ve Celik A/S	15,458	19
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	102,610	18
*	Albaraka Turk Katilim Bankasi A/S	119,176	17
	Polisan Holding A/S	33,442	17
	Kervan Gida Sanayi ve Ticaret A/S Class B	22,329	17
	LDR Turizm A/S	2,621	16
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	21,642	14
	Bagfas Bandirma Gubre Fabrikalari A/S	10,206	14
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	113,550	13
*	Karel Elektronik Sanayi ve Ticaret A/S	13,925	13
*	AKIS Gayrimenkul Yatirimi A/S	33,071	13
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	19,623	12
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	146,319	10
*	Kerevitas Gida Sanayi ve Ticaret A/S	22,306	9
	Suwen Tekstil Sanayi Pazarlama A/S	8,963	6
			8,911
United Arab Emirates (0.5%)
	Emirates Telecommunications Group Co. PJSC	584,376	3,073
	First Abu Dhabi Bank PJSC	732,986	2,738
	Emaar Properties PJSC	1,107,440	2,288
	Emirates NBD Bank PJSC	281,826	1,351
*	Alpha Dhabi Holding PJSC	222,668	1,188
	Abu Dhabi Commercial Bank PJSC	468,102	1,070
	Dubai Electricity & Water Authority PJSC	1,318,091	908
	Aldar Properties PJSC	563,840	878
*	Multiply Group PJSC	762,387	729
	Abu Dhabi Islamic Bank PJSC	259,408	720
	Air Arabia PJSC	494,789	363
*	National Marine Dredging Co.	32,870	246
	Emaar Development PJSC	128,179	238
	Dubai Investments PJSC	352,810	212
	Sharjah Islamic Bank	286,561	184
	Dubai Financial Market PJSC	301,364	120
*	RAK Properties PJSC	394,776	108
	AL Yah Satellite Communications Co-PJSC-Yah Sat	149,892	108
	GFH Financial Group BSC	390,935	97
	Aramex PJSC	127,687	69
*,3	Arabtec Holding PJSC	101,139	15
			16,703

		Shares	Market Value ($000)
United Kingdom (7.8%)
	AstraZeneca plc	243,640	31,358
	Unilever plc	412,578	19,683
	RELX plc	313,571	12,067
	GSK plc	663,042	11,913
	London Stock Exchange Group plc	74,115	8,355
	Reckitt Benckiser Group plc	118,173	8,067
	CRH plc	119,910	7,583
	Compass Group plc	287,931	7,289
	Lloyds Banking Group plc	10,652,842	5,873
	Ferguson plc	34,244	5,807
	Experian plc	152,615	5,611
	Prudential plc	454,468	4,971
	Barclays plc	2,567,527	4,591
	3i Group plc	158,204	4,474
	Ashtead Group plc	72,568	4,385
	Tesco plc	1,183,846	4,278
	Haleon plc	897,484	3,760
	Vodafone Group plc	3,644,110	3,277
	Standard Chartered plc	379,045	3,138
	Legal & General Group plc	985,632	2,864
	Sage Group plc	172,359	2,466
	Aviva plc	466,573	2,463
	NatWest Group plc	906,199	2,384
	Rentokil Initial plc	420,236	2,282
	Informa plc	237,060	2,229
	Bunzl plc	58,425	2,218
	InterContinental Hotels Group plc	28,206	2,187
	Segro plc	206,774	2,126
	Next plc	20,639	2,071
	Smith & Nephew plc	147,632	1,914
	Halma plc	64,660	1,745
	Smurfit Kappa Group plc	44,508	1,699
	Admiral Group plc	49,518	1,692
	Associated British Foods plc	54,613	1,645
	BT Group plc	1,057,170	1,643
	WPP plc	177,802	1,589
	Mondi plc	85,313	1,520
	Severn Trent plc	45,247	1,486
	United Utilities Group plc	106,072	1,462
[2]	Auto Trader Group plc	156,146	1,432
	Pearson plc	120,455	1,429
	Croda International plc	23,715	1,345
	Whitbread plc	31,065	1,215
	DCC plc	17,954	1,214
	Burberry Group plc	63,476	1,176
*	Wise plc Class A	117,197	1,159
	Berkeley Group Holdings plc	19,188	1,126
	Barratt Developments plc	172,995	1,125
	B&M European Value Retail SA	153,411	1,113
	J Sainsbury plc	307,812	1,112
	Marks & Spencer Group plc	335,226	1,068
	Antofagasta plc	58,366	1,036
	M&G plc	388,059	1,028
	Taylor Wimpey plc	618,984	1,015
	Rightmove plc	142,469	983
	Intermediate Capital Group plc	48,798	967
	Land Securities Group plc	121,825	962

		Shares	Market Value ($000)
	Kingfisher plc	338,906	941
	Coca-Cola HBC AG	33,070	919
	Diploma plc	21,473	913
	Howden Joinery Group plc	94,730	879
	Persimmon plc	54,839	869
	Dechra Pharmaceuticals plc	17,853	863
	DS Smith plc	234,019	861
	JD Sports Fashion plc	414,463	825
	UNITE Group plc	65,975	811
	British Land Co. plc	179,997	802
	Spectris plc	18,869	802
	Games Workshop Group plc	5,793	785
	Beazley plc	115,578	785
	St. James's Place plc	93,451	767
*	Ocado Group plc	99,875	759
	Endeavour Mining plc	31,943	740
	Phoenix Group Holdings plc	122,433	721
[2]	ConvaTec Group plc	252,993	719
	Investec plc	110,470	718
	RS Group plc	73,321	694
	abrdn plc	336,376	694
	Schroders plc	133,544	680
	Bellway plc	22,475	659
	Hiscox Ltd.	49,695	638
	Johnson Matthey plc	32,045	628
	Tate & Lyle plc	79,860	622
	Hikma Pharmaceuticals plc	28,252	616
	Britvic plc	57,563	606
	Hargreaves Lansdown plc	66,133	601
	Greggs plc	18,874	586
	Derwent London plc	21,937	585
	Man Group plc	207,200	549
*	Direct Line Insurance Group plc	230,165	548
	Vistry Group plc	56,713	535
	ITV plc	642,719	489
*	TUI AG	75,901	463
	IG Group Holdings plc	52,945	458
	Inchcape plc	55,595	445
	Pennon Group plc	47,237	422
	LondonMetric Property plc	175,355	401
*,2	Network International Holdings plc	78,478	389
	WH Smith plc	23,991	385
	Cranswick plc	7,859	382
*	International Distributions Services plc	121,415	372
	Grainger plc	113,645	365
*,2	Deliveroo plc Class A	200,087	360
	Computacenter plc	9,981	341
*	International Consolidated Airlines Group SA	172,976	336
	Virgin Money UK plc	181,120	333
	Softcat plc	20,626	331
	Shaftesbury Capital plc	214,573	328
	Big Yellow Group plc	23,557	323
*	easyJet plc	55,847	321
	Safestore Holdings plc	32,209	313
	Genus plc	12,334	309
	Domino's Pizza Group plc	65,609	307
	TP ICAP Group plc	128,646	301
*	Darktrace plc	68,095	300

		Shares	Market Value ($000)
*,2	Watches of Switzerland Group plc	36,006	299
	OSB Group plc	62,537	298
*	Carnival plc	22,340	296
	Mitie Group plc	238,464	295
	Travis Perkins plc	30,137	290
	Bank of Georgia Group plc	6,597	288
	TBC Bank Group plc	8,117	285
	Lancashire Holdings Ltd.	35,171	278
	Close Brothers Group plc	28,390	276
	Pets at Home Group plc	68,312	276
	Grafton Group plc	26,459	271
*,2	Trainline plc	74,686	269
*	Frasers Group plc	23,752	265
	Redrow plc	38,445	262
*	Oxford Nanopore Technologies plc	107,185	262
	Dowlais Group plc	201,434	261
	Hays plc	195,323	258
	Paragon Banking Group plc	42,275	258
[2]	Airtel Africa plc	185,125	257
	Moneysupermarket.com Group plc	73,832	254
	Victrex plc	13,350	247
[2]	Quilter plc	202,843	239
	Centamin plc	192,034	234
	Plus500 Ltd.	12,851	234
	Pagegroup plc	41,055	233
	4imprint Group plc	4,294	232
[2]	JTC plc	24,001	225
	Firstgroup plc	109,698	222
	Dunelm Group plc	16,399	217
*	Ascential plc	61,681	214
	Future plc	18,921	203
	Telecom Plus plc	10,374	201
	Sirius Real Estate Ltd.	180,711	201
	Supermarket Income REIT plc	194,176	200
	Hammerson plc	574,845	197
	Fresnillo plc	26,432	194
	Rathbones Group plc	9,511	192
	Primary Health Properties plc	154,184	190
	Coats Group plc	226,470	189
*	IWG plc	105,123	189
	Bytes Technology Group plc	27,429	188
	Assura plc	321,991	180
	Savills plc	17,373	174
	Kainos Group plc	13,262	162
	Ashmore Group plc	69,207	155
*	THG plc Class B	159,991	154
	Just Group plc	144,144	147
	Workspace Group plc	20,840	139
	Genuit Group plc	33,160	136
	RHI Magnesita NV	3,748	132
	Volution Group plc	26,478	132
*,2	Aston Martin Lagonda Global Holdings plc	45,706	131
	IntegraFin Holdings plc	39,648	127
	Redde Northgate plc	27,801	126
	AJ Bell plc	38,591	125
	Great Portland Estates plc	25,718	124
	Spirent Communications plc	85,580	124
	Premier Foods plc	75,666	123

		Shares	Market Value ($000)
	Vesuvius plc	22,465	122
	Clarkson plc	3,174	117
[2]	Bridgepoint Group plc	36,608	108
*	Moonpig Group plc	48,020	105
*	Elementis plc	69,660	104
	Keller Group plc	9,983	103
	Marshalls plc	31,469	100
*	Helios Towers plc	109,266	99
	Dr. Martens plc	85,408	98
[2]	Spire Healthcare Group plc	34,587	97
	Ninety One plc	41,158	90
	Hilton Food Group plc	9,416	88
*	Greencore Group plc	64,694	81
*	Auction Technology Group plc	13,116	81
	Crest Nicholson Holdings plc	33,944	80
	IP Group plc	125,356	80
*	AO World plc	69,490	79
	Currys plc	141,319	78
*,2	Trustpilot Group plc	46,538	76
	PZ Cussons plc	40,812	75
*	Molten Ventures plc	21,588	71
[2]	TI Fluid Systems plc	39,793	69
*	PureTech Health plc	35,771	68
	Picton Property Income Ltd.	81,152	66
*	Hochschild Mining plc	48,922	65
[2]	Ibstock plc	39,118	65
[2]	Petershill Partners plc	35,316	64
	Halfords Group plc	26,302	63
*	Alphawave IP Group plc	43,172	61
	Liontrust Asset Management plc	8,465	57
	Mobico Group plc	66,519	56
	NCC Group plc	34,647	53
*,1	ASOS plc	11,038	53
	Jupiter Fund Management plc	50,026	52
*	S4 Capital plc	85,658	50
	FDM Group Holdings plc	9,307	46
*	Ferrexpo plc	48,315	45
	Wickes Group plc	27,870	45
*	Synthomer plc	19,964	44
	Vanquis Banking Group plc	30,705	43
	XP Power Ltd.	2,569	39
*	SIG plc	84,986	31
	CLS Holdings plc	23,736	29
	Helical plc	10,512	28
	AG Barr plc	4,580	28
*	Oxford Biomedica plc	12,600	27
[2]	Bakkavor Group plc	21,342	23
[2]	CMC Markets plc	9,033	10
*,3	NMC Health plc	4,208	—
			265,706
Total Common Stocks (Cost $3,363,432)			3,368,539
Preferred Stocks (0.8%)
	Samsung Electronics Co. Ltd. Preference Shares	134,254	6,023
	Itau Unibanco Holding SA Preference Shares	742,778	4,767
	Banco Bradesco SA Preference Shares	824,706	2,726
	Itausa SA Preference Shares	873,110	1,730
	Henkel AG & Co. KGaA Preference Shares	19,334	1,521

		Shares	Market Value ($000)
	Sartorius AG Preference Shares	4,315	1,393
	Bayerische Motoren Werke AG Preference Shares	9,444	898
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	16,720	846
	Gerdau SA Preference Shares	171,150	760
	Hyundai Motor Co. Preference Shares	8,202	686
	LG Chem Ltd. Preference Shares	2,135	510
	Bancolombia SA Preference Shares	56,362	390
*	Gol Linhas Aereas Inteligentes SA Preference Shares	201,179	371
	Cia Energetica de Minas Gerais Preference Shares	131,686	296
	Hyundai Motor Co. Preference Shares (XARX)	3,394	288
	Sixt SE Preference Shares	3,840	264
	LG Electronics Inc. Preference Shares	6,781	246
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,490	218
	Metalurgica Gerdau SA Preference Shares	91,100	190
	FUCHS SE Preference Shares	4,303	182
	Bradespar SA Preference Shares	35,309	175
*	Azul SA Preference Shares	49,063	168
	Marcopolo SA Preference Shares	132,300	160
	Samsung SDI Co. Ltd. Preference Shares	691	133
	Raizen SA Preference Shares	179,700	133
	Unipar Carbocloro SA Preference Shares Class B	8,521	129
	Amorepacific Corp. Preference Shares	4,447	124
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	10,100	95
	Banco Pan SA Preference Shares	53,100	86
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	53,400	85
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	17,400	85
	Corem Property Group AB Preference Shares	4,568	78
*	Alpargatas SA Preference Shares	36,500	71
	Grupo Aval Acciones y Valores SA Preference Shares	638,547	71
	Randon SA Implementos e Participacoes Preference Shares	27,400	62
	LG H&H Co. Ltd. Preference Shares	474	52
	Daishin Securities Co. Ltd. Preference Shares	3,701	39
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	15,200	37
	Draegerwerk AG & Co. KGaA Preference Shares	497	28
	CJ CheilJedang Corp. Preference Shares	25	3
*,3	Rosseti Lenenergo PJSC Preference Shares	25,440	—
Total Preferred Stocks (Cost $26,685)			26,119
Rights (0.0%)
*	ams-OSRAM AG Exp. 12/6/23	43,374	72
*	Zhejiang Expressway Co. Ltd. Exp. 12/5/23	118,560	13
*,3	Siam Cement PCL Exp. 12/31/23	15,137	10
*,3	Carel Industries SpA Exp. 12/4/23	7,464	7
*,3	Amicogen Inc. Exp. 12/5/23	1,371	3
*,3	MedPacto Inc. Exp. 12/8/23	1,129	—
*	Cia Brasileira de Aluminio Exp. 12/14/23	1,770	—
*,3	Eternal Materials Co. Ltd. Exp. 12/18/23	377	—
*	Neometals Ltd. Exp. 12/8/23	9,436	—
*,3	Grand Pacific Petrochemical Exp. 12/14/23	27,799	—
*	WT Microelectronics Co. Ltd. Exp. 1/2/24	6,038	—
*,3	Wistron Corp. Exp. 12/15/23	671	—
Total Rights (Cost $314)			105
Warrants (0.0%)
*	Webuild SpA Exp. 8/2/30	3,597	3
*	VGI PCL Exp. 5/23/27	88,419	—
Total Warrants (Cost $—)			3

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund (Cost $18,326)	5.438%	183,305	18,329
Total Investments (100.0%) (Cost $3,408,757)				3,413,095
Other Assets and Liabilities—Net (0.0%)				(569)
Net Assets (100%)				3,412,526
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,379,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $104,161,000, representing 3.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $15,102,000 was received for securities on loan.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2023	108	11,484	257
MSCI Emerging Market Index	December 2023	116	5,725	86
				343

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/20/23	INR	219,243	USD	2,630	—	(2)
UBS AG	12/20/23	INR	133,025	USD	1,594	1	—
Toronto-Dominion Bank	12/20/23	JPY	619	USD	4	—	—
UBS AG	12/20/23	TWD	36,493	USD	1,138	32	—
BNP Paribas	12/20/23	TWD	25,694	USD	802	22	—
Toronto-Dominion Bank	12/20/23	USD	377	AUD	583	—	(8)
Toronto-Dominion Bank	12/20/23	USD	3,874	CHF	3,418	—	(36)
Toronto-Dominion Bank	12/20/23	USD	1,569	EUR	1,454	—	(15)
JPMorgan Chase Bank, N.A.	12/20/23	USD	1,360	GBP	1,091	—	(17)
UBS AG	12/20/23	USD	950	HKD	7,422	—	—
BNP Paribas	12/20/23	USD	4,846	JPY	715,213	9	—
JPMorgan Chase Bank, N.A.	12/20/23	USD	809	KRW	1,069,562	—	(21)
JPMorgan Chase Bank, N.A.	12/20/23	USD	925	SGD	1,256	—	(16)
JPMorgan Chase Bank, N.A.	12/20/23	USD	2,059	TWD	65,364	—	(37)
						64	(152)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	303,254	3,064,794	491	3,368,539
Preferred Stocks	12,587	13,532	—	26,119
Rights	—	85	20	105
Warrants	—	3	—	3
Temporary Cash Investments	18,329	—	—	18,329
Total	334,170	3,078,414	511	3,413,095

Derivative Financial Instruments
Assets
Futures Contracts[1]	343	—	—	343
Forward Currency Contracts	—	64	—	64
Total	343	64	—	407
Liabilities
Forward Currency Contracts	—	152	—	152
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.